UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07443

Name of Registrant: VANGUARD WHITEHALL FUNDS

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Item 1: Schedule of Investments

	Vanguard International Explorer Fund

	Schedule of Investments (unaudited)
	As of July 31, 2018

			Market
			Value
		Shares	($000)
	Common Stocks (96.1%)1
	Australia (4.7%)
	Iluka Resources Ltd.	1,947,456	16,598
	Link Administration Holdings Ltd.	2,414,280	13,790
	Steadfast Group Ltd.	5,944,700	12,911
	oOh!media Ltd.	3,388,905	12,220
^	Domino's Pizza Enterprises Ltd.	326,913	12,140
	Computershare Ltd.	859,994	11,641
	SEEK Ltd.	707,821	11,259
	Bingo Industries Ltd.	4,996,752	10,311
*	NRW Holdings Ltd.	8,118,377	10,243
	ALS Ltd.	1,776,068	9,840
	Incitec Pivot Ltd.	3,458,894	9,753
	Ansell Ltd.	443,360	9,502
	Challenger Ltd./Australia	1,014,000	9,380
	*,^ Netwealth Group Ltd.	1,420,412	7,975
	IPH Ltd.	2,069,300	7,544
	Monadelphous Group Ltd.	586,491	6,426
	Mirvac Group	3,590,948	6,095
	Nufarm Ltd./Australia	1,140,761	6,062
	Domain Holdings Australia Ltd.	2,458,208	5,814
	Estia Health Ltd.	2,109,977	5,051
	Cleanaway Waste Management Ltd.	3,477,417	4,810
	SpeedCast International Ltd.	932,200	4,295
	*,^ Karoon Gas Australia Ltd.	1,374,635	1,201
			204,861
	Austria (1.6%)
	Lenzing AG	285,112	36,208
	Wienerberger AG	435,768	10,682
	ANDRITZ AG	157,718	8,941
	Schoeller-Bleckmann Oilfield Equipment AG	62,926	7,182
^	Porr AG	167,220	5,924
	Palfinger AG	71,800	2,802
			71,739
	Belgium (0.5%)
^	Euronav NV	1,051,287	8,896
	Cie d'Entreprises CFE	69,281	8,657
*	Galapagos NV	52,470	5,773
			23,326
	Brazil (0.2%)
	Kroton Educacional SA	1,403,100	4,224
	Qualicorp Consultoria e Corretora de Seguros SA	447,000	2,388
			6,612
	China (1.9%)
	Shenzhou International Group Holdings Ltd.	1,679,000	20,619
*	SINA Corp./China	245,638	19,769
*	Vipshop Holdings Ltd. ADR	1,465,171	14,139
	New Oriental Education & Technology Group Inc. ADR	143,765	12,369
2	Crystal International Group Ltd.	7,970,000	5,119

^	Tarena International Inc. ADR	529,794	4,705
	Haitian International Holdings Ltd.	1,807,000	4,248
	Nexteer Automotive Group Ltd.	2,686,000	3,833
			84,801
Denmark (1.1%)
	FLSmidth & Co. A/S	400,000	26,325
	SimCorp A/S	141,300	12,074
	Topdanmark A/S	259,500	11,145
*,§ OW Bunker A/S		1,000,000	—
			49,544
Finland (0.3%)
	Metso Oyj	171,282	6,273
*	Outotec Oyj	705,689	5,796
			12,069
France (6.7%)
	Altran Technologies SA	4,218,468	40,143
	Nexity SA	502,757	30,936
	SPIE SA	1,625,000	30,771
	Elis SA	1,329,647	30,522
*,2 SMCP SA		900,000	26,159
	Teleperformance	135,198	24,759
*	Ubisoft Entertainment SA	200,311	22,078
*	ID Logistics Group	80,632	13,274
2	Maisons du Monde SA	426,719	13,045
	Kaufman & Broad SA	250,000	12,778
*,^ Marie Brizard Wine & Spirits SA		1,000,000	8,831
	Imerys SA	88,285	6,848
	Albioma SA	300,000	6,666
*	SOITEC	75,744	6,472
*	Virbac SA	38,634	5,504
	L'Occitane International SA	2,939,500	5,156
	Orpea	35,500	4,875
	LISI	77,400	2,683
*	Innate Pharma SA	341,522	1,953
			293,453
Germany (5.2%)
	Wacker Chemie AG	200,000	29,080
	Grand City Properties SA	848,994	22,049
2	Befesa SA	413,599	21,493
*	HelloFresh SE	1,125,000	19,007
	Duerr AG	400,000	17,561
*	Stemmer Imaging AG	295,000	16,000
	SAF-Holland SA	954,638	15,880
2	Aumann AG	205,975	14,362
	XING SE	41,250	13,433
^	RIB Software SE	476,100	10,571
	STRATEC Biomedical AG	112,609	9,494
*	Senvion SA	1,000,000	9,275
	CTS Eventim AG & Co. KGaA	188,600	8,892
	Stabilus SA	102,300	8,708
	Nemetschek SE	40,700	5,656
	Zeal Network SE	150,000	4,246
	GRENKE AG	32,900	3,637
*,2 windeln.de SE		1,125,000	1,440
			230,784

Hong Kong (1.4%)
	Techtronic Industries Co. Ltd.	4,199,500	23,421
	Cathay Pacific Airways Ltd.	7,192,635	11,118
	ASM Pacific Technology Ltd.	816,800	9,829
	Value Partners Group Ltd.	8,958,000	6,996
^	Microport Scientific Corp.	5,415,000	6,258
	Johnson Electric Holdings Ltd.	1,773,625	5,257
			62,879
India (1.9%)
*	Container Corp. Of India Ltd.	1,541,754	15,061
	Dewan Housing Finance Corp. Ltd.	1,503,800	13,200
	Gujarat Pipavav Port Ltd.	6,724,221	11,389
	Zee Entertainment Enterprises Ltd.	1,446,958	11,136
	Edelweiss Financial Services Ltd.	2,371,900	10,746
	Apollo Hospitals Enterprise Ltd.	715,858	9,951
	Indiabulls Housing Finance Ltd.	444,200	8,427
	Multi Commodity Exchange of India Ltd.	205,558	2,644
			82,554
Indonesia (0.0%)
	Tower Bersama Infrastructure Tbk PT	2,870,600	1,046

Ireland (2.5%)
*	Dalata Hotel Group plc	5,512,854	43,853
	Smurfit Kappa Group plc	732,617	30,104
	Irish Continental Group plc	1,948,300	11,955
	Irish Residential Properties REIT plc	6,500,000	10,438
	Origin Enterprises plc	1,075,000	7,580
^	Glanbia plc	350,000	5,758
			109,688
Israel (0.2%)
	Frutarom Industries Ltd.	83,300	8,420

Italy (7.0%)
2	Anima Holding SPA	7,073,779	37,917
	Cerved Group SPA	3,066,873	35,234
	Maire Tecnimont SPA	5,750,000	29,756
	Interpump Group SPA	766,617	24,099
*,2 Pirelli & C SPA		2,000,000	17,459
	FinecoBank Banca Fineco SPA	1,215,300	14,251
	Salvatore Ferragamo SPA	606,811	14,010
	Amplifon SPA	576,100	12,848
*,2 OVS SPA		3,914,512	12,797
	Banca Generali SPA	475,000	12,786
	Autogrill SPA	1,171,250	12,786
	Recordati SPA	321,878	11,996
	DiaSorin SPA	105,501	11,318
	doBank SPA	775,000	9,455
	Brunello Cucinelli SPA	218,850	9,086
2	Gima TT SPA	519,802	8,106
	Buzzi Unicem SPA	343,211	7,549
	Datalogic SPA	220,500	7,436
	Credito Emiliano SPA	950,000	7,035
	Tamburi Investment Partners SPA	873,700	6,428
2	Banca Sistema SPA	2,600,000	6,372
			308,724

Japan (25.7%)
Nippon Shinyaku Co. Ltd.	682,170	38,830
Kureha Corp.	431,200	29,719
Zenkoku Hosho Co. Ltd.	633,255	27,870
Glory Ltd.	936,900	27,540
Tokai Tokyo Financial Holdings Inc.	4,731,700	27,254
Hitachi Transport System Ltd.	975,700	26,686
Koito Manufacturing Co. Ltd.	372,200	23,975
Horiba Ltd.	344,400	23,772
Digital Garage Inc.	620,800	23,432
Kakaku.com Inc.	1,045,400	22,017
Disco Corp.	127,600	21,783
Sumitomo Forestry Co. Ltd.	1,333,600	21,778
Aica Kogyo Co. Ltd.	577,600	21,333
Tsuruha Holdings Inc.	173,000	21,281
Ai Holdings Corp.	904,700	20,074
Nabtesco Corp.	595,700	18,597
Nifco Inc./Japan	599,700	18,126
Sugi Holdings Co. Ltd.	335,100	17,981
Nishi-Nippon Financial Holdings Inc.	1,464,100	17,493
Musashi Seimitsu Industry Co. Ltd.	508,700	17,317
Trusco Nakayama Corp.	682,800	17,252
Nitta Corp.	435,200	17,210
SCSK Corp.	354,700	16,772
Nippon Densetsu Kogyo Co. Ltd.	807,600	16,664
Izumi Co. Ltd.	275,900	16,646
en-japan Inc.	332,800	15,747
IHI Corp.	438,424	15,397
ABC-Mart Inc.	278,700	15,102
Shinmaywa Industries Ltd.	1,234,400	14,942
DMG Mori Co. Ltd.	899,900	13,818
Daifuku Co. Ltd.	311,600	13,732
Lintec Corp.	465,400	13,662
Open House Co. Ltd.	243,500	13,352
Kobe Steel Ltd.	1,348,800	13,293
Arcs Co. Ltd.	525,100	13,147
Persol Holdings Co. Ltd.	581,100	12,667
OBIC Business Consultants Co. Ltd.	155,400	12,479
Japan Lifeline Co. Ltd.	567,500	12,267
JSP Corp.	439,100	11,181
Toyo Tire & Rubber Co. Ltd.	704,000	11,131
TechnoPro Holdings Inc.	172,600	10,955
Daikyonishikawa Corp.	732,800	10,890
Benefit One Inc.	372,700	10,714
Unipres Corp.	509,300	10,353
Miura Co. Ltd.	392,800	10,308
Kyudenko Corp.	256,330	10,267
Asahi Intecc Co. Ltd.	262,240	10,033
Iriso Electronics Co. Ltd.	170,500	9,992
Ichigo Inc.	2,238,330	9,986
Sanwa Holdings Corp.	869,790	9,893
Kawasaki Heavy Industries Ltd.	331,394	9,744
Taiheiyo Cement Corp.	307,200	9,707
Dip Corp.	378,800	9,633
Ferrotec Holdings Corp.	642,400	9,603
Kumiai Chemical Industry Co. Ltd.	1,055,200	9,567
Tokyo Ohka Kogyo Co. Ltd.	254,080	9,221

Kissei Pharmaceutical Co. Ltd.	325,500	9,152
Ezaki Glico Co. Ltd.	194,400	9,004
Nippon Yusen KK	457,000	8,813
Obara Group Inc.	144,600	8,513
Aruhi Corp.	403,600	8,466
EPS Holdings Inc.	430,700	8,241
Tokyo Steel Manufacturing Co. Ltd.	945,800	8,114
KH Neochem Co. Ltd.	244,400	7,882
Eagle Industry Co. Ltd.	471,000	7,638
Nihon Parkerizing Co. Ltd.	511,900	7,605
Itoham Yonekyu Holdings Inc.	910,700	7,410
TPR Co. Ltd.	288,700	7,334
Fukushima Industries Corp.	147,000	7,254
NEC Networks & System Integration Corp.	285,400	6,871
^ Jamco Corp.	295,000	6,533
JGC Corp.	330,900	6,421
H2O Retailing Corp.	381,700	6,112
Harmonic Drive Systems Inc.	154,100	6,093
Kyowa Exeo Corp.	223,800	6,064
Daibiru Corp.	571,100	5,898
San-In Godo Bank Ltd.	624,800	5,870
Yokogawa Bridge Holdings Corp.	315,800	5,830
Tokyo Seimitsu Co. Ltd.	168,100	5,706
Don Quijote Holdings Co. Ltd.	113,700	5,315
Kenedix Inc.	903,900	5,173
Warabeya Nichiyo Holdings Co. Ltd.	225,000	4,616
Hitachi Metals Ltd.	410,800	4,452
Kanto Denka Kogyo Co. Ltd.	459,000	4,309
Nihon M&A Center Inc.	161,200	4,302
IDOM Inc.	1,115,600	4,073
Mirait Holdings Corp.	255,700	3,934
Pola Orbis Holdings Inc.	97,100	3,763
Furukawa Electric Co. Ltd.	105,000	3,710
Tokyo Kiraboshi Financial Group Inc.	120,045	2,765
Tsutsumi Jewelry Co. Ltd.	137,700	2,383
Takara Leben Co. Ltd.	527,800	1,797
		1,131,601
Malaysia (0.2%)
AirAsia Group Bhd.	10,178,100	8,934

Mexico (0.3%)
Grupo Aeroportuario del Pacifico SAB de CV Class B	1,021,243	9,650
Regional SAB de CV	765,700	4,656
		14,306
Netherlands (4.7%)
*,^ OCI NV	1,181,859	35,731
*,^ Fugro NV	2,250,000	32,373
AMG Advanced Metallurgical Group NV	544,390	32,142
TKH Group NV	437,500	27,344
SIF Holding NV	975,000	20,227
IMCD NV	235,377	17,101
*,2 Basic-Fit NV	514,709	16,772
Van Lanschot Kempen NV	600,000	16,537
*,2 NIBC Holding NV	840,000	7,873
		206,100

New Zealand (0.3%)
	Fletcher Building Ltd.	2,542,263	12,183
	Fisher & Paykel Healthcare Corp. Ltd.	276,300	2,790
			14,973
Norway (1.0%)
	Kongsberg Gruppen ASA	993,319	20,173
*,2 Elkem ASA		3,200,000	14,871
	Tomra Systems ASA	400,000	8,260
			43,304
Other (0.7%)
3	Vanguard FTSE All World ex-US Small-Cap ETF	249,010	29,015

Singapore (0.4%)
	Jardine Cycle & Carriage Ltd.	439,400	10,879
	First Resources Ltd.	5,709,600	6,759
			17,638
South Africa (0.2%)
	Reinet Investments SCA	369,347	6,503

South Korea (2.1%)
	NCSoft Corp.	85,767	29,607
	Medy-Tox Inc.	26,248	16,872
2	Netmarble Corp.	108,850	14,120
^	Mando Corp.	220,700	8,273
	Nexen Tire Corp.	806,614	7,750
	Samsung Securities Co. Ltd.	222,814	6,498
	Hankook Tire Co. Ltd.	146,228	5,804
*	Korea Aerospace Industries Ltd.	127,782	4,015
			92,939
Spain (1.8%)
	CIE Automotive SA	573,057	17,615
	Prosegur Cia de Seguridad SA	2,517,100	16,745
*,2 Aedas Homes SAU		455,075	16,101
	Melia Hotels International SA	949,646	12,488
	Viscofan SA	137,400	9,477
	Bolsas y Mercados Espanoles SHMSF SA	125,400	4,035
	Naturhouse Health SAU	465,564	1,846
2	Global Dominion Access SA	326,874	1,706
			80,013
Sweden (2.9%)
2	Ahlsell AB	5,500,000	32,236
	Loomis AB Class B	750,000	23,535
^	Intrum AB	850,000	22,869
	Modern Times Group MTG AB Class B	456,300	16,758
2	Bravida Holding AB	1,381,484	11,010
	Concentric AB	523,836	9,047
^,2 Alimak Group AB		271,300	4,508
^,2 Hoist Finance AB		530,000	4,124
	Troax Group AB	85,900	2,930
			127,017
Switzerland (3.8%)
	OC Oerlikon Corp. AG	2,104,764	32,703
	Helvetia Holding AG	50,132	29,629
	Ascom Holding AG	1,102,200	20,031
	Logitech International SA	380,715	16,744

Dufry AG	125,509	16,607
u-blox Holding AG	73,907	13,716
^ Comet Holding AG	85,000	8,401
Daetwyler Holding AG	45,400	8,392
2 VAT Group AG	54,600	7,168
Interroll Holding AG	3,797	6,786
ams AG	86,899	6,252
		166,429
Taiwan (1.3%)
Chroma ATE Inc.	4,496,400	25,374
Gourmet Master Co. Ltd.	989,217	8,920
Giant Manufacturing Co. Ltd.	1,785,000	7,656
CTCI Corp.	4,336,000	6,498
Nien Made Enterprise Co. Ltd.	722,000	6,256
ASPEED Technology Inc.	158,000	4,190
		58,894
United Arab Emirates (0.0%)
* Lamprell plc	1,250,000	1,490

United Kingdom (15.0%)
B&M European Value Retail SA	4,087,286	22,116
Grainger plc	5,042,605	20,254
Elementis plc	5,807,482	19,787
2 Auto Trader Group plc	3,421,400	19,084
Bodycote plc	1,408,733	18,502
SSP Group plc	1,935,483	17,320
DCC plc	184,000	17,023
RPC Group plc	1,562,800	16,707
Dechra Pharmaceuticals plc	410,000	16,056
Restaurant Group plc	4,487,482	15,585
Electrocomponents plc	1,652,500	15,545
Hikma Pharmaceuticals plc	693,725	14,928
Cineworld Group plc	4,200,000	14,916
HomeServe plc	1,060,000	14,067
Keller Group plc	994,215	14,045
Cranswick plc	321,363	13,822
Melrose Industries plc	4,826,600	13,658
Rentokil Initial plc	3,042,486	13,527
Genus plc	352,994	13,294
IG Group Holdings plc	1,100,000	13,279
Coats Group plc	12,000,000	13,019
Rhi Magnesita NV	197,609	12,514
Tyman plc	2,795,486	12,354
Hays plc	4,645,446	12,105
UDG Healthcare plc	1,090,200	12,003
Dunelm Group plc	1,736,965	11,947
Ultra Electronics Holdings plc	536,502	11,625
Abcam plc	591,639	11,472
Superdry plc	686,938	11,215
Investec plc	1,500,000	10,859
Sanne Group plc	1,164,755	10,796
QinetiQ Group plc	3,000,000	10,663
Ted Baker plc	345,000	9,986
Hill & Smith Holdings plc	488,053	9,629
Halma plc	520,000	9,593
Redrow plc	1,300,000	9,165

*	Hunting plc	818,811	8,390
	Northgate plc	1,389,522	7,964
	Volution Group plc	2,978,915	7,956
	Lancashire Holdings Ltd.	1,040,282	7,816
	Eco Animal Health Group plc	1,177,168	7,725
	Kier Group plc	575,507	7,298
	Telecom Plus plc	535,193	7,249
	Diploma plc	407,700	7,045
*	Cairn Homes plc	3,516,310	6,990
	Consort Medical plc	478,735	6,926
	Pets at Home Group plc	4,450,000	6,786
	Segro plc	750,000	6,537
	Howden Joinery Group plc	950,000	5,947
2	ConvaTec Group plc	2,047,040	5,878
	Crest Nicholson Holdings plc	1,150,000	5,735
	Polypipe Group plc	1,150,200	5,671
*	ASOS plc	69,904	5,566
	Jupiter Fund Management plc	963,000	5,533
	LondonMetric Property plc	2,050,000	5,063
	Photo-Me International plc	3,250,000	4,748
2	Ibstock plc	1,430,876	4,610
	Just Group plc	3,200,000	4,550
	Rotork plc	775,700	3,659
	James Fisher & Sons plc	141,368	3,343
	Micro Focus International plc	190,000	3,100
	Clarkson plc	73,000	2,437
	Soco International plc	1,700,000	2,136
^	Rhi Magnesita NV	12,201	781
			659,899
United States (0.5%)
*,^ iQIYI Inc. ADR		429,784	13,762
2	Samsonite International SA	2,512,700	9,512
			23,274
Total Common Stocks (Cost $3,613,790)			4,232,829

	Coupon
Temporary Cash Investments (6.3%)1
Money Market Fund (5.8%)
4,5 Vanguard Market Liquidity Fund	2.145%		2,555,539	255,554

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (0.4%)
Goldman Sachs & Co. (Dated 07/31/18,
Repurchase Value $19,501,000
collateralized by Federal Home Loan
Mortgage Corp. 3.397%-3.473%, 09/01/25-
10/01/37, Federal National Mortgage Assn.
4.500%, 11/01/24-05/01/25, and
Government National Mortgage Assn.
4.000%-6.000%, 11/15/23-06/20/48, with a
value of $19,890,000.)	1.890%	8/1/18	19,500	19,500

U.S. Government and Agency Obligations (0.1%)
6 United States Treasury Bill	2.034%	11/15/18	3,400	3,380
Total Temporary Cash Investments (Cost $278,431)				278,434
Total Investments (102.4%) (Cost $3,892,221)				4,511,263
Other Assets and Liabilities-Net (-2.4%)5,7				(105,930)
Net Assets (100%)				4,405,333

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $105,731,000.
* Non-income-producing security.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.7% and 4.7%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the aggregate value of these securities was $343,298,000, representing 7.8% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $115,752,000 of collateral received for securities on loan.
6 Securities with a value of $3,380,000 have been segregated as initial margin for open futures contracts.
7 Cash of $770,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Vanguard International Explorer Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount (Depreciation)	(Depreciation)
Long Futures Contracts
Topix Index	September 2018	151	23,579	462
Dow Jones EURO STOXX 50 Index	September 2018	540	22,272	558
FTSE 100 Index	September 2018	169	17,077	62
S&P ASX 200 Index	September 2018	87	10,054	232
				1,314

Unrealized appreciation (depreciation) on open futures contracts, except for Topix Index and S&P ASX 200 Index, is required to be treated as realized gain (loss) for tax purposes. Unrealized appreciation (depreciation) for Topix Index and S&P ASX 200 Index futures contracts is generally treated the same for financial reporting and tax purposes.

Forward Currency Contracts
			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Bank of America, N.A.	9/19/18	JPY	2,728,893	USD	25,064	(573)
Citibank, N.A.	9/13/18	JPY	2,271,750	USD	20,390	(10)
Bank of America, N.A.	9/26/18	EUR	16,418	USD	19,499	(218)
Barclays Bank plc	9/21/18	EUR	15,029	USD	17,668	(24)
Barclays Bank plc	9/26/18	GBP	10,836	USD	14,562	(304)
Barclays Bank plc	9/21/18	GBP	10,220	USD	13,428	16
Goldman Sachs International	9/20/18	AUD	10,738	USD	7,960	20
Toronto-Dominion Bank	9/25/18	AUD	9,186	USD	6,780	45
JPMorgan Chase Bank, N.A.	9/19/18	JPY	268,867	USD	2,468	(55)
JPMorgan Chase Bank, N.A.	9/26/18	GBP	1,152	USD	1,548	(32)
Barclays Bank plc	9/26/18	EUR	861	USD	1,022	(11)
Bank of America, N.A.	9/25/18	AUD	527	USD	390	2

Vanguard International Explorer Fund

Goldman Sachs International	9/19/18	USD	10,124	JPY	1,118,030	89
JPMorgan Chase Bank, N.A.	9/19/18	USD	8,659	JPY	973,085	(73)
UBS AG	9/26/18	USD	5,702	GBP	4,315	25
Barclays Bank plc	9/26/18	USD	5,370	EUR	4,591	(22)
Citibank, N.A.	9/19/18	USD	4,407	JPY	482,265	80
JPMorgan Chase Bank, N.A.	9/25/18	USD	3,862	AUD	5,246	(36)
JPMorgan Chase Bank, N.A.	9/26/18	USD	3,131	EUR	2,674	(10)
Citibank, N.A.	9/26/18	USD	2,747	EUR	2,345	(6)
Goldman Sachs International	9/26/18	USD	2,296	GBP	1,749	(5)
JPMorgan Chase Bank, N.A.	9/26/18	USD	1,935	EUR	1,646	2
Citibank, N.A.	9/26/18	USD	1,569	EUR	1,319	20
BNP Paribas	9/26/18	USD	1,404	GBP	1,065	2
Credit Suisse International	9/26/18	USD	1,137	GBP	844	26
Goldman Sachs International	9/26/18	USD	1,052	EUR	894	2
Citibank, N.A.	9/25/18	USD	914	AUD	1,237	(6)
Citibank, N.A.	9/26/18	USD	906	GBP	689	(2)
Goldman Sachs International	9/26/18	USD	806	GBP	607	7
Goldman Sachs International	9/25/18	USD	459	AUD	619	(1)
						(1,052)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts, except for Hong Kong dollar, is treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to

Vanguard International Explorer Fund

procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of July 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	114,676	4,118,153	—

Vanguard International Explorer Fund

Temporary Cash Investments	255,554	22,880	—
Futures Contracts—Assets[1]	224	—	—
Futures Contracts—Liabilities[1]	(264)	—	—
Forward Currency Contracts—Assets	—	336	—
Forward Currency Contracts—Liabilities	—	(1,338)	—
Total	370,190	4,140,031	—
1 Represents variation margin on the last day of the reporting period.

E. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Vanguard International Explorer Fund

F. At July 31, 2018, the cost of investment securities for tax purposes was $3,929,682,000. Net unrealized appreciation of investment securities for tax purposes was $581,581,000, consisting of unrealized gains of $828,393,000 on securities that had risen in value since their purchase and $246,812,000 in unrealized losses on securities that had fallen in value since their purchase.

G. Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

					Current Period Transactions

	Oct. 31,		Proceeds					July 31,
	2017		from	Realized	Change in		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard FTSE All
World ex-US Small-Cap
ETF	29,042	—	—	—	(27)	685	—	29,015
Vanguard Market
Liquidity Fund	348,467	NA1	NA1	(16)	14	2,268	—	255,554

Total	377,509			(16)	(13)	2,953	—	284,569
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Mid-Cap Growth Fund

Schedule of Investments (unaudited)
As of July 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (95.8%)1
Consumer Discretionary (17.6%)
	Vail Resorts Inc.	318,842	88,278
^	Six Flags Entertainment Corp.	1,196,582	77,718
*	Ulta Beauty Inc.	306,752	74,967
	Ross Stores Inc.	769,100	67,242
*	Live Nation Entertainment Inc.	964,400	47,526
	Tiffany & Co.	338,050	46,502
	Aptiv plc	399,900	39,218
	Hilton Worldwide Holdings Inc.	494,700	38,913
	Wendy's Co.	2,325,655	38,792
	Domino's Pizza Inc.	115,400	30,311
	Ferrari NV	227,430	30,162
*	Burlington Stores Inc.	187,457	28,645
	Brunswick Corp.	410,883	26,420
*	TopBuild Corp.	330,480	24,548
*	Mohawk Industries Inc.	122,200	23,018
*	O'Reilly Automotive Inc.	73,840	22,595
*	Dollar Tree Inc.	232,310	21,205
*	CarMax Inc.	281,000	20,985
*	Under Armour Inc.	971,460	18,205
			765,250
Consumer Staples (1.6%)
*	Keurig Dr Pepper Inc.	1,934,430	46,445
	Conagra Brands Inc.	672,700	24,695
			71,140
Energy (1.9%)
*	Parsley Energy Inc. Class A	1,157,400	36,377
	Diamondback Energy Inc.	212,271	28,009
*	Concho Resources Inc.	134,257	19,582
			83,968
Financials (7.3%)
	Progressive Corp.	1,329,290	79,771
	East West Bancorp Inc.	818,260	52,974
	Arthur J Gallagher & Co.	517,300	36,909
	Kemper Corp.	364,010	29,048
*	Western Alliance Bancorp	485,576	27,542
	Cboe Global Markets Inc.	256,900	24,953
^,* LendingTree Inc.		91,940	21,955
	MSCI Inc. Class A	128,590	21,370
*	SVB Financial Group	64,710	19,923
			314,445
Health Care (15.4%)
	Encompass Health Corp.	690,800	52,245
*	DexCom Inc.	497,810	47,357
*	WellCare Health Plans Inc.	161,200	43,108
*	Mettler-Toledo International Inc.	72,200	42,779
*	Centene Corp.	325,587	42,434
	Agilent Technologies Inc.	537,700	35,510

*	Illumina Inc.	104,000	33,733
*	Align Technology Inc.	88,864	31,693
	Teleflex Inc.	105,800	28,853
	West Pharmaceutical Services Inc.	260,679	28,584
*	Veeva Systems Inc. Class A	368,812	27,893
	Cooper Cos. Inc.	100,589	26,203
*	Intuitive Surgical Inc.	51,017	25,926
*	ABIOMED Inc.	73,000	25,881
*	Neurocrine Biosciences Inc.	250,090	25,132
*	IDEXX Laboratories Inc.	100,800	24,689
*	Bluebird Bio Inc.	151,240	23,427
*	Edwards Lifesciences Corp.	164,382	23,416
*	Charles River Laboratories International Inc.	183,000	22,747
*	Exact Sciences Corp.	336,340	19,659
*	Sage Therapeutics Inc.	134,030	19,343
*	BeiGene Ltd. ADR	90,020	17,073
			667,685
Industrials (15.5%)
	BWX Technologies Inc.	1,065,751	70,084
*	CoStar Group Inc.	137,647	57,240
*	Copart Inc.	912,399	52,363
*	Verisk Analytics Inc. Class A	418,600	46,305
	Equifax Inc.	365,365	45,853
	Fortive Corp.	510,400	41,894
	Wabtec Corp.	367,800	40,576
^,* Middleby Corp.		349,300	35,796
	Xylem Inc.	453,800	34,743
*	Teledyne Technologies Inc.	148,180	32,514
	Hexcel Corp.	425,490	29,363
*	XPO Logistics Inc.	282,240	28,145
	Roper Technologies Inc.	88,330	26,667
	TransUnion	357,827	25,907
	Parker-Hannifin Corp.	146,420	24,752
*	Gardner Denver Holdings Inc.	851,510	24,362
	KAR Auction Services Inc.	358,630	21,320
*	United Rentals Inc.	133,490	19,863
	Rockwell Automation Inc.	70,480	13,219
	Waste Connections Inc.	47,592	3,694
			674,660
Information Technology (29.3%)
*	Ultimate Software Group Inc.	329,540	91,246
*	Worldpay Inc. Class A	904,889	74,373
	Global Payments Inc.	636,717	71,675
*	WEX Inc.	342,970	65,103
*	Red Hat Inc.	454,570	64,199
*	GoDaddy Inc. Class A	837,829	61,681
	Microchip Technology Inc.	655,792	61,271
	Marvell Technology Group Ltd.	2,838,940	60,498
*	Euronet Worldwide Inc.	643,051	59,122
*	Black Knight Inc.	1,129,818	58,355
	Booz Allen Hamilton Holding Corp. Class A	1,179,433	55,752
*	Akamai Technologies Inc.	514,300	38,706
	Lam Research Corp.	195,318	37,235
	Maxim Integrated Products Inc.	600,900	36,739
*	Wix.com Ltd.	386,610	36,728
*	Take-Two Interactive Software Inc.	309,130	34,938

*	ServiceNow Inc.			182,390	32,093
*	Tyler Technologies Inc.			125,600	28,259
*	Guidewire Software Inc.			305,600	26,343
	CDK Global Inc.			403,300	25,186
*	Trimble Inc.			708,140	24,997
*	IAC/InterActiveCorp			167,030	24,595
*	Zendesk Inc.			449,840	24,503
	Analog Devices Inc.			252,100	24,237
	Sabre Corp.			926,130	22,801
	j2 Global Inc.			253,200	21,481
	TE Connectivity Ltd.			210,130	19,662
*	Yelp Inc. Class A			484,780	17,879
*	Proofpoint Inc.			155,520	17,737
	Activision Blizzard Inc.			236,282	17,348
	LogMeIn Inc.			180,880	14,660
*	Square Inc.			182,720	11,813
^,* Dropbox Inc. Class A				384,972	10,306
					1,271,521
Materials (6.0%)
	Ball Corp.			1,580,200	61,580
	Celanese Corp. Class A			451,330	53,307
	Vulcan Materials Co.			379,200	42,470
*	Allegheny Technologies Inc.			1,272,470	35,375
	Steel Dynamics Inc.			602,710	28,382
	Chemours Co.			457,290	20,948
*	Axalta Coating Systems Ltd.			626,500	18,952
					261,014
Other (0.3%)
2	Vanguard Mid-Cap Growth ETF			100,223	13,716

Real Estate (0.9%)
*	SBA Communications Corp. Class A			246,500	39,009
Total Common Stocks (Cost $3,202,187)					4,162,408
		Coupon
Temporary Cash Investments (5.3%)1
Money Market Fund (5.1%)
3,4 Vanguard Market Liquidity Fund		2.145%		2,210,676	221,068

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.2%)
	United States Treasury Bill	1.941%	9/27/18	500	499
5	United States Treasury Bill	1.887%–1.946%	10/4/18	5,500	5,481
5	United States Treasury Bill	2.034%–2.078%	11/15/18	3,000	2,982
					8,962
Total Temporary Cash Investments (Cost $229,988)					230,030
Total Investments (101.1%) (Cost $3,432,175)					4,392,438
Other Assets and Liabilities-Net (-1.1%)4					(49,464)
Net Assets (100%)					4,342,974

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $47,831,000.
* Non-income-producing security.

1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.0% and 3.1%, respectively, of net assets.
2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $48,484,000 of collateral received for securities on loan.
5	Securities with a value of $4,178,000 have been segregated as initial margin for open futures contracts. ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2018	442	62,258	1,900
E-mini S&P Mid-Cap 400 Index	September 2018	173	34,358	350
				2,250

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Mid-Cap Growth Fund

The following table summarizes the market value of the fund's investments as of July 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,162,408	—	—
Temporary Cash Investments	221,068	8,962	—
Futures Contracts—Assets[1]	615	—	—
Total	4,384,091	8,962	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At July 31, 2018, the cost of investment securities for tax purposes was $3,432,175,000. Net unrealized appreciation of investment securities for tax purposes was $960,263,000, consisting of unrealized gains of $1,002,549,000 on securities that had risen in value since their purchase and $42,286,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds	Realize				July 31,
	2017		from	d Net	Change in		Capital Gain	2018
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	213,537	NA1	NA1	(33)	6	2,130	—	221,068
Vanguard Mid-
Cap Growth ETF	12,474	—	—	—	1,242	70	—	13,716
Total	226,011			(33)	1,248	2,200	—	234,784
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Selected Value Fund

Schedule of Investments (unaudited)
As of July 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (95.6%)1
Consumer Discretionary (14.9%)
	Advance Auto Parts Inc.	1,305,117	184,322
	Dollar General Corp.	1,782,715	174,973
	Royal Caribbean Cruises Ltd.	1,544,998	174,214
*	Norwegian Cruise Line Holdings Ltd.	2,888,876	144,530
	Whirlpool Corp.	883,878	115,876
^	Hanesbrands Inc.	4,765,444	106,079
^	Meredith Corp.	1,873,449	99,574
*	Taylor Morrison Home Corp. Class A	3,989,443	77,914
	Adient plc	1,473,929	70,203
	Omnicom Group Inc.	991,174	68,223
	L Brands Inc.	2,078,128	65,814
	Lennar Corp. Class A	1,063,094	55,568
	Interpublic Group of Cos. Inc.	2,446,990	55,180
	Newell Brands Inc.	1,799,427	47,127
	News Corp. Class A	2,158,265	32,525
*,^	SeaWorld Entertainment Inc.	1,312,525	27,957
	Foot Locker Inc.	233,050	11,375
	Toll Brothers Inc.	98,920	3,488
			1,514,942
Consumer Staples (1.7%)
	Coca-Cola European Partners plc	3,488,797	143,878
	Kellogg Co.	337,425	23,967
			167,845
Energy (8.7%)
	Devon Energy Corp.	4,660,126	209,752
^	Vermilion Energy Inc.	5,054,911	173,788
	Golar LNG Ltd.	4,964,236	129,120
*	Parsley Energy Inc. Class A	2,774,785	87,212
	Murphy Oil Corp.	1,727,724	57,464
	TechnipFMC plc	1,648,322	53,653
	National Oilwell Varco Inc.	803,832	39,082
*,^	Chesapeake Energy Corp.	7,553,423	35,652
	Cenovus Energy Inc.	3,219,653	32,325
*	Noble Corp. plc	2,506,000	14,635
*	Rowan Cos. plc Class A	996,725	14,433
*	WPX Energy Inc.	600,879	11,279
*	Superior Energy Services Inc.	1,120,132	11,022
	Nabors Industries Ltd.	1,741,181	10,412
			879,829
Financials (24.5%)
	Willis Towers Watson plc	1,536,528	244,953
	KeyCorp	10,531,925	219,801
	Axis Capital Holdings Ltd.	3,611,050	204,241
	Unum Group	4,000,994	158,959
	FNB Corp.	11,034,229	141,569
	Fifth Third Bancorp	4,354,754	128,857
	Jefferies Financial Group Inc.	4,851,022	117,637
	New York Community Bancorp Inc.	10,507,952	113,171

	Fidelity National Financial Inc.	2,312,597	93,660
	Navient Corp.	7,082,122	93,555
	CNA Financial Corp.	1,952,169	91,322
	Everest Re Group Ltd.	401,462	87,659
*	Voya Financial Inc.	1,605,205	81,095
	Regions Financial Corp.	4,105,725	76,408
	Discover Financial Services	953,655	68,101
	Valley National Bancorp	4,931,900	57,457
	Element Fleet Management Corp.	11,576,000	55,706
	Aspen Insurance Holdings Ltd.	1,242,911	50,276
	XL Group Ltd.	765,553	43,047
*	SLM Corp.	3,679,623	41,543
	Invesco Ltd.	1,501,950	40,538
*	AXA Equitable Holdings Inc.	1,669,563	36,714
*	KKR & Co. Inc. Class A	1,280,706	35,066
	Webster Financial Corp.	528,766	34,121
	Hanover Insurance Group Inc.	198,464	24,891
	Torchmark Corp.	279,434	24,610
	Allstate Corp.	251,853	23,956
	Comerica Inc.	240,292	23,294
	Hartford Financial Services Group Inc.	424,208	22,356
	Legg Mason Inc.	639,775	21,836
	Franklin Resources Inc.	587,849	20,175
	MFA Financial Inc.	2,274,657	18,311
			2,494,885
Health Care (5.0%)
	Cigna Corp.	1,166,494	209,292
	Cardinal Health Inc.	3,129,174	156,302
*	Mylan NV	2,077,324	77,505
*	MEDNAX Inc.	1,150,225	49,218
	McKesson Corp.	122,713	15,413
			507,730
Industrials (17.6%)
*	AerCap Holdings NV	4,443,188	249,396
	Spirit AeroSystems Holdings Inc. Class A	2,183,548	203,616
	Stanley Black & Decker Inc.	1,203,430	179,877
	Ryder System Inc.	1,879,575	147,171
	Johnson Controls International plc	3,812,542	143,008
*,^	Air France-KLM ADR	15,446,816	142,883
	Owens Corning	2,121,013	131,969
*	JetBlue Airways Corp.	5,657,607	101,837
	Carlisle Cos. Inc.	571,327	70,182
*	JELD-WEN Holding Inc.	2,356,110	64,652
	Nielsen Holdings plc	2,719,035	64,060
	Dover Corp.	664,325	55,126
	Terex Corp.	1,176,904	51,925
	Actuant Corp. Class A	1,717,514	49,035
	Snap-on Inc.	236,708	40,143
*	AECOM	1,101,235	36,957
	KBR Inc.	1,837,216	36,708
*	Avis Budget Group Inc.	692,631	24,138
			1,792,683
Information Technology (10.1%)
*	Micron Technology Inc.	5,302,400	279,914
^	Microchip Technology Inc.	2,054,299	191,933
	Versum Materials Inc.	3,099,837	119,499

	Total System Services Inc.			1,186,435	108,606
	Avnet Inc.			2,037,795	89,357
*	Anixter International Inc.			794,655	57,930
	Hewlett Packard Enterprise Co.			3,220,553	49,725
	Genpact Ltd.			1,016,327	30,876
*	Flex Ltd.			1,991,393	27,800
*	Celestica Inc.			2,081,919	24,588
*	Arrow Electronics Inc.			304,204	23,071
	Jabil Inc.			711,890	20,054
	Micro Focus International plc ADR			43,824	710
					1,024,063
Materials (4.9%)
*	Axalta Coating Systems Ltd.			5,026,479	152,051
*	Kinross Gold Corp.			37,516,000	135,058
*	IAMGOLD Corp.			13,311,507	73,213
	Gold Fields Ltd. ADR			18,646,600	69,738
	Yamana Gold Inc.			18,671,193	59,561
*	Leagold Mining Corp.			6,787,563	13,149
					502,770
Other (0.0%)
*	Leagold Mining Corp. Warrants Exp. 5/29/2020			2,944,713	—

Real Estate (3.7%)
2	MGM Growth Properties LLC Class A			5,128,578	155,396
	GEO Group Inc.			3,757,991	97,257
	Liberty Property Trust			1,931,058	82,765
^	Realogy Holdings Corp.			1,286,639	28,139
	Hospitality Properties Trust			583,800	16,504
					380,061
Utilities (4.5%)
	Xcel Energy Inc.			3,784,108	177,323
	Pinnacle West Capital Corp.			2,185,290	175,763
	Edison International			1,181,254	78,707
	Avangrid Inc.			445,533	22,304
					454,097
Total Common Stocks (Cost $7,530,990)					9,718,905
		Coupon
Temporary Cash Investments (6.9%)1
Money Market Fund (6.8%)
3,4	Vanguard Market Liquidity Fund	2.145%		6,913,663	691,366

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	1.916%	9/6/18	3,000	2,994
5	United States Treasury Bill	1.934%	10/11/18	1,300	1,295
5	United States Treasury Bill	1.986%	10/18/18	500	498
5	United States Treasury Bill	2.078%	11/15/18	5,000	4,971
					9,758
Total Temporary Cash Investments (Cost $701,107)					701,124
Total Investments (102.5%) (Cost $8,232,097)					10,420,029
Other Assets and Liabilities-Net (-2.5%)4					(257,342)
Net Assets (100%)					10,162,687

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $238,945,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.1% and 5.4%, respectively, of net assets.
2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $248,671,000 of collateral received for securities on loan.
5	Securities with a value of $6,366,000 have been segregated as initial margin for open futures contracts. ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2018	1,039	146,348	1,240

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as

Selected Value Fund

unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of July 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	9,718,905	—	—
Temporary Cash Investments	691,366	9,758	—
Futures Contracts—Assets[1]	764	—	—
Total	10,411,035	9,758	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. At July 31, 2018, the cost of investment securities for tax purposes was $8,232,097,000. Net unrealized appreciation of investment securities for tax purposes was $2,187,932,000, consisting of unrealized gains of $2,704,541,000 on securities that had risen in value since their purchase and $516,609,000 in unrealized losses on securities that had fallen in value since their purchase.

Selected Value Fund

F. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

					Current Period Transactions

	Oct. 31,		Proceeds	Net	Change in			July 31,
	2017		from	Realized	Net		Capital Gain	2018
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)

Brio Gold Inc.
	10,157	—	—	—	(10,157)	—	—	—

Golar LNG Ltd.
	112,896	—	11,466	(5,268)	32,958	785	—	NA1
MGM Growth
Properties LLC
Class A	—	146,815	6,934	511	15,004	2,253	—	155,396
SeaWorld
Entertainment Inc.	NA2	—	67,984	(364)	45,019	—	—	NA1
Vanguard Market
Liquidity Fund	755,485	NA3	NA3	(94)	36	6,590	—	691,366

Total
	878,538			(5,215)	82,860	9,628	—	846,762

1	Not applicable—at July 31, 2018, the security was still held, but the issuer was no longer an affiliated company of the fund.
2	Not applicable—at October 31, 2017, the issuer was not an affiliated company of the fund.
3	Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard High Dividend Yield Index Fund

Schedule of Investments (unaudited)
As of July 31, 2018

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)1
Basic Materials (3.6%)
DowDuPont Inc.	6,782,409	466,426
Praxair Inc.	836,634	140,136
Air Products & Chemicals Inc.	638,504	104,823
LyondellBasell Industries NV Class A	934,974	103,586
International Paper Co.	1,205,176	64,754
Nucor Corp.	926,758	62,028
CF Industries Holdings Inc.	677,557	30,097
RPM International Inc.	382,815	24,642
Reliance Steel & Aluminum Co.	203,764	18,380
Olin Corp.	484,542	14,299
Scotts Miracle-Gro Co.	116,619	9,263
Domtar Corp.	181,469	8,750
Commercial Metals Co.	336,357	7,514
Compass Minerals International Inc.	98,397	6,676
A Schulman Inc.	77,014	3,339
Innophos Holdings Inc.	56,617	2,558
PH Glatfelter Co.	125,810	2,059
^ Nexa Resources SA	103,920	1,394
*,2 Ferroglobe R&W Trust	166,085	—
		1,070,724
Consumer Goods (13.1%)
Procter & Gamble Co.	7,353,857	594,780
Coca-Cola Co.	11,201,212	522,312
PepsiCo Inc.	4,127,298	474,639
Philip Morris International Inc.	4,525,762	390,573
Altria Group Inc.	5,516,166	323,689
Colgate-Palmolive Co.	2,482,063	166,323
General Motors Co.	3,815,383	144,641
Kimberly-Clark Corp.	1,014,725	115,537
Ford Motor Co.	11,370,072	114,156
Kraft Heinz Co.	1,755,299	105,757
VF Corp.	941,966	86,727
General Mills Inc.	1,726,654	79,530
Archer-Daniels-Midland Co.	1,625,758	78,459
Kellogg Co.	722,943	51,351
Clorox Co.	377,933	51,085
Genuine Parts Co.	416,580	40,537
Conagra Brands Inc.	1,098,339	40,320
Hershey Co.	408,400	40,109
Tapestry Inc.	839,325	39,549
JM Smucker Co.	320,270	35,588
Newell Brands Inc.	1,312,701	34,380
Molson Coors Brewing Co. Class B	504,930	33,830
Hasbro Inc.	332,880	33,158
Bunge Ltd.	410,249	28,360
Snap-on Inc.	163,180	27,674
Whirlpool Corp.	201,650	26,436
Hanesbrands Inc.	1,041,587	23,186

Pinnacle Foods Inc.	343,958	22,846
Coca-Cola European Partners plc	536,390	22,121
Campbell Soup Co.	515,581	21,087
Harley-Davidson Inc.	483,614	20,742
Polaris Industries Inc.	172,691	18,205
Coty Inc. Class A	1,352,515	18,137
Leggett & Platt Inc.	382,233	16,654
Nu Skin Enterprises Inc. Class A	159,636	11,629
Flowers Foods Inc.	520,790	10,624
B&G Foods Inc.	189,654	5,955
Tupperware Brands Corp.	147,895	5,429
HNI Corp.	125,456	5,428
Vector Group Ltd.	282,159	5,206
Universal Corp.	71,345	4,930
MDC Holdings Inc.	131,193	3,810
Schweitzer-Mauduit International Inc.	89,081	3,696
Nutrisystem Inc.	85,240	3,410
Steelcase Inc. Class A	245,838	3,380
Knoll Inc.	140,981	3,179
Dean Foods Co.	263,910	2,592
Briggs & Stratton Corp.	118,483	2,096
National Presto Industries Inc.	14,549	1,814
Ethan Allen Interiors Inc.	69,949	1,574
		3,917,230
Consumer Services (9.0%)
Comcast Corp. Class A	13,310,138	476,237
Walmart Inc.	4,156,556	370,889
McDonald's Corp.	2,290,017	360,769
CVS Health Corp.	2,960,483	192,017
Walgreens Boots Alliance Inc.	2,464,441	166,646
Target Corp.	1,562,296	126,046
Delta Air Lines Inc.	1,886,383	102,657
Sysco Corp.	1,387,153	93,231
Las Vegas Sands Corp.	1,040,113	74,784
Carnival Corp.	1,180,935	69,959
Best Buy Co. Inc.	704,283	52,842
Omnicom Group Inc.	656,500	45,187
Cardinal Health Inc.	904,513	45,180
Darden Restaurants Inc.	360,866	38,591
Kohl's Corp.	486,962	35,972
Macy's Inc.	891,476	35,418
Viacom Inc. Class B	1,027,916	29,861
Interpublic Group of Cos. Inc.	1,118,907	25,231
Nielsen Holdings plc	1,039,080	24,481
KAR Auction Services Inc.	390,756	23,230
L Brands Inc.	673,968	21,345
Gap Inc.	634,959	19,157
Nordstrom Inc.	341,621	17,904
Wyndham Hotels & Resorts Inc.	285,563	16,563
H&R Block Inc.	607,737	15,291
^ Williams-Sonoma Inc.	241,082	14,101
Six Flags Entertainment Corp.	207,263	13,462
Wyndham Destinations Inc.	284,063	13,101
American Eagle Outfitters Inc.	465,841	11,730
Extended Stay America Inc.	549,298	11,695
Cinemark Holdings Inc.	312,613	11,229
ILG Inc.	304,992	10,470

Signet Jewelers Ltd.	170,689	9,856
Tribune Media Co. Class A	255,806	8,659
Cracker Barrel Old Country Store Inc.	55,551	8,138
John Wiley & Sons Inc. Class A	128,062	8,087
Bed Bath & Beyond Inc.	389,020	7,286
International Game Technology plc	286,190	7,235
TEGNA Inc.	623,490	6,877
Meredith Corp.	113,661	6,041
Brinker International Inc.	126,678	5,975
DSW Inc. Class A	198,315	5,442
Penske Automotive Group Inc.	103,181	5,386
Sinclair Broadcast Group Inc. Class A	208,450	5,378
Big Lots Inc.	121,410	5,273
Abercrombie & Fitch Co.	196,464	4,654
GameStop Corp. Class A	290,209	4,182
Office Depot Inc.	1,606,800	4,033
Guess? Inc.	166,426	3,771
Sonic Corp.	102,926	3,618
Gannett Co. Inc.	328,106	3,468
Dine Brands Global Inc.	48,351	3,434
Chico's FAS Inc.	370,800	3,226
New Media Investment Group Inc.	170,240	3,063
Tailored Brands Inc.	143,820	2,899
SpartanNash Co.	102,979	2,467
Copa Holdings SA Class A	22,407	2,181
Buckle Inc.	84,127	2,023
National CineMedia Inc.	220,782	1,824
Weis Markets Inc.	27,249	1,393
Barnes & Noble Inc.	170,144	1,038
Speedway Motorsports Inc.	32,793	579
		2,702,762
Financials (16.6%)
JPMorgan Chase & Co.	9,882,343	1,135,975
Wells Fargo & Co.	12,809,754	733,871
US Bancorp	4,508,179	238,979
PNC Financial Services Group Inc.	1,366,561	197,919
Chubb Ltd.	1,349,890	188,607
BlackRock Inc.	358,779	180,380
CME Group Inc.	989,249	157,409
American International Group Inc.	2,617,617	144,519
Prudential Financial Inc.	1,223,145	123,428
BB&T Corp.	2,268,175	115,246
MetLife Inc.	2,514,648	115,020
Aflac Inc.	2,224,647	103,535
Travelers Cos. Inc.	786,121	102,306
SunTrust Banks Inc.	1,352,016	97,440
T. Rowe Price Group Inc.	687,292	81,843
KeyCorp	3,077,185	64,221
Ameriprise Financial Inc.	420,871	61,308
Regions Financial Corp.	3,269,731	60,850
Fifth Third Bancorp	1,995,892	59,058
Citizens Financial Group Inc.	1,411,031	56,131
Huntington Bancshares Inc.	3,192,083	49,286
Principal Financial Group Inc.	823,948	47,855
Arthur J Gallagher & Co.	525,367	37,485
Cincinnati Financial Corp.	447,555	33,849
Invesco Ltd.	1,182,490	31,915

Franklin Resources Inc.	921,430	31,623
Fidelity National Financial Inc.	767,012	31,064
Western Union Co.	1,338,445	26,983
Unum Group	609,756	24,226
American Financial Group Inc.	208,850	23,535
Janus Henderson Group plc	578,240	18,822
People's United Financial Inc.	1,012,503	18,458
Lazard Ltd. Class A	337,587	18,331
Cullen/Frost Bankers Inc.	165,843	18,324
PacWest Bancorp	363,616	18,261
Eaton Vance Corp.	335,674	17,834
First American Financial Corp.	315,100	17,646
Old Republic International Corp.	822,821	17,534
First Horizon National Corp.	942,071	16,854
New York Community Bancorp Inc.	1,390,240	14,973
Popular Inc.	292,990	14,541
Umpqua Holdings Corp.	635,907	13,545
Axis Capital Holdings Ltd.	238,322	13,479
Hancock Whitney Corp.	245,340	12,328
FNB Corp.	947,428	12,155
BankUnited Inc.	301,526	11,717
Chemical Financial Corp.	205,742	11,686
Valley National Bancorp	929,975	10,834
United Bankshares Inc.	291,797	10,782
Glacier Bancorp Inc.	245,042	10,463
Navient Corp.	758,261	10,017
Bank of Hawaii Corp.	120,732	9,718
Cathay General Bancorp	223,840	9,309
Community Bank System Inc.	144,707	9,153
Investors Bancorp Inc.	723,131	9,054
Columbia Banking System Inc.	210,821	8,629
Fulton Financial Corp.	495,739	8,601
RLI Corp.	113,610	8,493
Old National Bancorp	434,809	8,457
First Financial Bancorp	275,504	8,362
Legg Mason Inc.	243,620	8,315
BGC Partners Inc. Class A	760,042	8,163
Bank of NT Butterfield & Son Ltd.	157,886	7,809
Kennedy-Wilson Holdings Inc.	363,273	7,592
CVB Financial Corp.	306,094	7,322
Moelis & Co. Class A	112,920	7,182
Trustmark Corp.	194,139	6,832
First Hawaiian Inc.	239,570	6,770
Federated Investors Inc. Class B	279,255	6,758
ProAssurance Corp.	153,305	6,331
WesBanco Inc.	128,401	6,275
Hope Bancorp Inc.	373,807	6,272
Horace Mann Educators Corp.	118,878	5,195
Northwest Bancshares Inc.	276,489	4,982
NBT Bancorp Inc.	123,554	4,972
HFF Inc. Class A	108,593	4,888
Capitol Federal Financial Inc.	372,684	4,871
First Commonwealth Financial Corp.	288,615	4,869
Artisan Partners Asset Management Inc. Class A	139,161	4,794
Waddell & Reed Financial Inc. Class A	231,029	4,785
AmTrust Financial Services Inc.	320,404	4,639
Provident Financial Services Inc.	179,111	4,574

Westamerica Bancorporation	74,626	4,479
S&T Bancorp Inc.	99,932	4,473
Brookline Bancorp Inc.	228,209	4,153
Mercury General Corp.	79,491	4,088
Sandy Spring Bancorp Inc.	100,162	3,917
Safety Insurance Group Inc.	42,566	3,899
CNA Financial Corp.	82,291	3,850
City Holding Co.	43,622	3,511
NRG Yield Inc.	187,719	3,492
Boston Private Financial Holdings Inc.	240,819	3,468
BrightSphere Investment Group plc	236,230	3,366
American National Insurance Co.	21,502	2,774
Cohen & Steers Inc.	64,741	2,712
Washington Trust Bancorp Inc.	43,570	2,547
TrustCo Bank Corp. NY	272,648	2,481
FBL Financial Group Inc. Class A	28,915	2,362
Community Trust Bancorp Inc.	45,516	2,222
TFS Financial Corp.	145,738	2,218
Flushing Financial Corp.	80,235	2,012
NRG Yield Inc. Class A	102,693	1,898
Oritani Financial Corp.	117,355	1,878
First Financial Corp.	35,401	1,820
Maiden Holdings Ltd.	194,655	1,693
Dime Community Bancshares Inc.	92,617	1,593
Republic Bancorp Inc. Class A	28,727	1,375
		4,950,697
Health Care (13.0%)
Johnson & Johnson	7,832,634	1,037,981
Pfizer Inc.	16,938,359	676,349
Merck & Co. Inc.	7,845,419	516,778
AbbVie Inc.	4,626,758	426,726
Amgen Inc.	1,928,596	379,066
Gilead Sciences Inc.	3,770,955	293,493
Bristol-Myers Squibb Co.	4,764,917	279,939
Eli Lilly & Co.	2,807,055	277,365
Patterson Cos. Inc.	237,130	5,814
Owens & Minor Inc.	174,404	3,291
Meridian Bioscience Inc.	118,559	1,873
		3,898,675
Industrials (11.9%)
Boeing Co.	1,602,461	570,957
3M Co.	1,680,529	356,810
General Electric Co.	25,114,891	342,316
Caterpillar Inc.	1,691,240	243,200
United Parcel Service Inc. Class B	2,012,049	241,225
Lockheed Martin Corp.	722,556	235,625
Automatic Data Processing Inc.	1,283,056	173,200
Illinois Tool Works Inc.	986,646	141,416
Norfolk Southern Corp.	822,504	139,003
Emerson Electric Co.	1,827,842	132,116
Waste Management Inc.	1,255,875	113,029
Eaton Corp. plc	1,272,751	105,855
Johnson Controls International plc	2,691,627	100,963
PACCAR Inc.	999,859	65,711
Paychex Inc.	934,559	64,503
Cummins Inc.	444,702	63,508

	Fastenal Co.	837,055	47,653
	Republic Services Inc. Class A	640,147	46,398
	WestRock Co.	739,967	42,903
	CH Robinson Worldwide Inc.	402,736	37,144
	Packaging Corp. of America	272,341	30,747
	Hubbell Inc. Class B	158,937	19,589
	Xerox Corp.	647,625	16,819
	MDU Resources Group Inc.	564,475	16,370
	Watsco Inc.	92,556	15,967
	Sonoco Products Co.	285,461	15,934
	National Instruments Corp.	320,237	14,030
	Bemis Co. Inc.	263,310	12,089
	Ryder System Inc.	151,145	11,835
	MSC Industrial Direct Co. Inc. Class A	130,106	11,011
	Macquarie Infrastructure Corp.	230,431	10,464
	Timken Co.	199,125	9,807
	Kennametal Inc.	235,214	9,164
	GATX Corp.	108,300	8,917
	Covanta Holding Corp.	339,655	6,114
	ABM Industries Inc.	191,460	5,973
	Otter Tail Corp.	114,858	5,559
	Mobile Mini Inc.	128,294	5,472
	Triton International Ltd.	151,157	5,321
	Brady Corp. Class A	135,634	5,188
	Greenbrier Cos. Inc.	91,398	5,178
	ManTech International Corp. Class A	76,499	4,578
	McGrath RentCorp	69,714	4,140
	Greif Inc. Class A	74,043	4,032
	Ship Finance International Ltd.	242,031	3,521
	H&E Equipment Services Inc.	92,097	3,388
	Aircastle Ltd.	139,353	2,889
	AVX Corp.	133,644	2,777
	Sturm Ruger & Co. Inc.	48,640	2,636
	Schnitzer Steel Industries Inc.	76,166	2,510
	GasLog Ltd.	116,222	1,958
	Myers Industries Inc.	87,579	1,887
^	Seaspan Corp. Class A	202,090	1,734
	LSC Communications Inc.	99,330	1,492
^	Teekay Corp.	196,326	1,368
	RR Donnelley & Sons Co.	201,825	1,191
	American Railcar Industries Inc.	20,696	943
			3,546,127
Oil & Gas (9.9%)
	Exxon Mobil Corp.	12,357,150	1,007,231
	Chevron Corp.	5,557,794	701,783
	Schlumberger Ltd.	4,037,799	272,632
	Occidental Petroleum Corp.	2,232,018	187,333
	Phillips 66	1,224,481	151,027
	Valero Energy Corp.	1,253,769	148,384
	Marathon Petroleum Corp.	1,333,039	107,750
	Kinder Morgan Inc.	5,526,968	98,270
	ONEOK Inc.	1,193,348	84,059
	Williams Cos. Inc.	2,413,711	71,808
	Targa Resources Corp.	628,217	32,083
	OGE Energy Corp.	579,987	21,019
	Helmerich & Payne Inc.	308,990	18,957
	Murphy Oil Corp.	476,313	15,842

PBF Energy Inc. Class A	323,931	15,128
Nabors Industries Ltd.	992,676	5,936
SemGroup Corp. Class A	228,465	5,746
Archrock Inc.	370,691	5,060
Pattern Energy Group Inc. Class A	260,925	4,845
^ CVR Energy Inc.	45,260	1,778
		2,956,671
Technology (10.9%)
Intel Corp.	13,608,840	654,585
Cisco Systems Inc.	14,077,348	595,331
International Business Machines Corp.	2,676,666	387,929
Texas Instruments Inc.	2,853,720	317,676
Broadcom Inc.	1,255,986	278,540
QUALCOMM Inc.	4,319,425	276,832
HP Inc.	4,784,788	110,433
Analog Devices Inc.	1,075,107	103,361
Corning Inc.	2,379,832	78,963
Hewlett Packard Enterprise Co.	4,520,549	69,797
Western Digital Corp.	872,442	61,202
Xilinx Inc.	741,537	53,443
KLA-Tencor Corp.	454,142	53,325
Maxim Integrated Products Inc.	810,076	49,528
Seagate Technology plc	830,398	43,696
CA Inc.	914,532	40,432
Juniper Networks Inc.	1,005,179	26,476
Garmin Ltd.	330,646	20,649
Cypress Semiconductor Corp.	1,045,479	18,620
Cogent Communications Holdings Inc.	120,925	6,282
Pitney Bowes Inc.	543,223	4,742
TiVo Corp.	348,469	4,234
NIC Inc.	186,712	3,062
Xperi Corp.	141,600	2,358
ADTRAN Inc.	138,300	2,247
		3,263,743
Telecommunications (4.6%)
AT&T Inc.	21,203,495	677,876
Verizon Communications Inc.	12,071,697	623,382
CenturyLink Inc.	2,785,046	52,275
Telephone & Data Systems Inc.	283,990	7,171
Consolidated Communications Holdings Inc.	200,712	2,557
Frontier Communications Corp.	4	—
		1,363,261
Utilities (7.2%)
NextEra Energy Inc.	1,371,487	229,779
Duke Energy Corp.	2,043,573	166,796
Southern Co.	2,948,928	143,318
Dominion Energy Inc.	1,897,482	136,068
Exelon Corp.	2,808,837	119,376
American Electric Power Co. Inc.	1,436,393	102,185
Sempra Energy	769,741	88,974
Public Service Enterprise Group Inc.	1,468,975	75,740
Consolidated Edison Inc.	906,662	71,563
Xcel Energy Inc.	1,481,319	69,415
Edison International	925,207	61,647
WEC Energy Group Inc.	919,156	61,004
PPL Corp.	2,040,569	58,707

	DTE Energy Co.			526,574	57,154
	Eversource Energy			922,258	56,000
	FirstEnergy Corp.			1,389,754	49,239
*	Evergy Inc.			788,927	44,251
	Ameren Corp.			706,868	43,868
	Entergy Corp.			525,728	42,731
	CMS Energy Corp.			820,596	39,668
	CenterPoint Energy Inc.			1,258,215	35,834
	Atmos Energy Corp.			318,513	29,262
	Alliant Energy Corp.			673,341	28,933
	NiSource Inc.			1,053,414	27,578
	UGI Corp.			503,990	26,782
	Pinnacle West Capital Corp.			324,562	26,105
	AES Corp.			1,920,607	25,659
	Aqua America Inc.			518,586	19,157
	Vectren Corp.			241,754	17,278
	SCANA Corp.			413,977	16,555
	IDACORP Inc.			145,982	13,757
	National Fuel Gas Co.			236,065	12,677
	New Jersey Resources Corp.			254,340	11,763
	ONE Gas Inc.			152,332	11,736
	Portland General Electric Co.			258,640	11,732
	ALLETE Inc.			149,089	11,559
	Hawaiian Electric Industries Inc.			315,980	11,113
	Southwest Gas Holdings Inc.			140,247	10,967
	Spire Inc.			143,278	10,259
	Avista Corp.			189,684	9,594
	Black Hills Corp.			154,877	9,288
	PNM Resources Inc.			230,086	9,054
	NorthWestern Corp.			143,819	8,533
	South Jersey Industries Inc.			249,482	8,465
	Avangrid Inc.			163,644	8,192
	El Paso Electric Co.			117,439	7,316
	Northwest Natural Gas Co.			84,169	5,484
	Atlantica Yield plc			170,197	3,498
					2,145,613
Total Common Stocks (Cost $25,104,534)					29,815,503
		Coupon
Temporary Cash Investments (0.1%)1
Money Market Fund (0.1%)
3,4 Vanguard Market Liquidity Fund		2.145%		155,895	15,589

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	1.919%	9/6/18	1,200	1,198
5	United States Treasury Bill	1.982%	10/18/18	2,500	2,490
5	United States Treasury Bill	2.035%	11/15/18	1,500	1,491
	United States Treasury Bill	2.059%	11/29/18	1,000	993
					6,172
Total Temporary Cash Investments (Cost $21,760)					21,761
Total Investments (99.9%) (Cost $25,126,294)					29,837,264
Other Assets and Liabilities-Net (0.1%)4					33,596
Net Assets (100%)					29,870,860

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,795,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Security value determined using significant unobservable inputs.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $4,051,000 of collateral received for securities on loan.
5 Securities with a value of $2,288,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2018	390	54,933	682

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of July 31, 2018, based on the inputs used to value them:

High Dividend Yield Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	29,815,503	—	—
Temporary Cash Investments	15,589	6,172	—
Futures Contracts—Assets[1]	271	—	—
Total	29,831,363	6,172	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At July 31, 2018, the cost of investment securities for tax purposes was $25,127,181,000. Net unrealized appreciation of investment securities for tax purposes was $4,710,083,000, consisting of unrealized gains of $5,489,309,000 on securities that had risen in value since their purchase and $779,226,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Emerging Markets Government Bond Index Fund

Schedule of Investments (unaudited)
As of July 31, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Angola (0.4%)
Sovereign Bonds (0.4%)
	Republic of Angola	9.500%	11/12/25	1,400	1,591
1	Republic of Angola	8.250%	5/9/28	500	518
	Republic of Angola	8.250%	5/9/28	1,700	1,774
1	Republic of Angola	9.375%	5/8/48	1,600	1,696
Total Angola (Cost $5,329)					5,579
Argentina (3.9%)
Corporate Bonds (0.0%)
	Pampa Energia SA	7.375%	7/21/23	500	486
Sovereign Bonds (3.9%)
	Argentine Republic	6.875%	4/22/21	450	451
	Argentine Republic	6.875%	4/22/21	4,075	4,084
	Argentine Republic	5.625%	1/26/22	3,000	2,857
	Argentine Republic	4.625%	1/11/23	1,300	1,171
	Argentine Republic	7.500%	4/22/26	7,125	6,787
	Argentine Republic	6.875%	1/26/27	4,950	4,517
	Argentine Republic	5.875%	1/11/28	2,850	2,407
	Argentine Republic	6.625%	7/6/28	150	133
	Argentine Republic	8.280%	12/31/33	3,434	3,288
	Argentine Republic	8.280%	12/31/33	1,012	949
	Argentine Republic	7.125%	7/6/36	2,315	1,904
2	Argentine Republic	2.500%	12/31/38	6,844	4,115
	Argentine Republic	7.625%	4/22/46	2,600	2,203
	Argentine Republic	6.875%	1/11/48	2,600	2,054
	Argentine Republic	7.125%	6/28/17	1,600	1,256
2	City of Buenos Aires	8.950%	2/19/21	200	204
2	City of Buenos Aires	7.500%	6/1/27	250	228
1,2	City of Buenos Aires	7.500%	6/1/27	1,000	914
2	Provincia de Buenos Aires	10.875%	1/26/21	940	975
2	Provincia de Buenos Aires	9.950%	6/9/21	600	612
1,2	Provincia de Buenos Aires	9.950%	6/9/21	650	663
2	Provincia de Buenos Aires	9.125%	3/16/24	1,000	974
2	Provincia de Buenos Aires	7.875%	6/15/27	2,000	1,774
	Provincia de Cordoba	7.125%	6/10/21	300	289
1	Provincia de Cordoba	7.125%	8/1/27	550	449
2	Provincia de Mondoza	8.375%	5/19/24	400	360
2	Provincia del Chubut	7.750%	7/26/26	500	392
	YPF SA	8.500%	3/23/21	1,200	1,242
2	YPF SA	8.750%	4/4/24	1,345	1,359
	YPF SA	8.500%	7/28/25	1,675	1,658
1	YPF SA	7.000%	12/15/47	1,025	822
					51,091
Total Argentina (Cost $55,602)					51,577
Armenia (0.1%)
Sovereign Bonds (0.1%)
1	Republic of Armenia	6.000%	9/30/20	200	205
	Republic of Armenia	6.000%	9/30/20	200	206

	Republic of Armenia	7.150%	3/26/25	500	541
Total Armenia (Cost $924)					952
Azerbaijan (0.5%)
Sovereign Bonds (0.5%)
	Republic of Azerbaijan	4.750%	3/18/24	800	800
1	Republic of Azerbaijan	4.750%	3/18/24	400	401
1,2	Republic of Azerbaijan	3.500%	9/1/32	1,100	935
3	Southern Gas Corridor CJSC	6.875%	3/24/26	2,000	2,199
	State Oil Co. of the Azerbaijan Republic	4.750%	3/13/23	1,700	1,688
	State Oil Co. of the Azerbaijan Republic	6.950%	3/18/30	700	756
Total Azerbaijan (Cost $6,691)					6,779
Bahamas (0.1%)
Sovereign Bonds (0.1%)
1,2	Commonwealth of the Bahamas	6.000%	11/21/28	850	866
Total Bahamas (Cost $850)					866
Bahrain (1.1%)
Sovereign Bonds (1.1%)
	Bahrain Mumtalakat Holding Co. BSC	4.000%	11/25/21	250	231
	Batelco International Finance No. 1 Ltd.	4.250%	5/1/20	400	381
	CBB International Sukuk Co. 7SPC	6.875%	10/5/25	550	557
	CBB International Sukuk Co. SPC	5.624%	2/12/24	1,000	965
1	Kingdom of Bahrain	5.500%	3/31/20	1,900	1,883
	Kingdom of Bahrain	5.875%	1/26/21	200	198
1	Kingdom of Bahrain	6.125%	7/5/22	1,200	1,177
1	Kingdom of Bahrain	6.125%	8/1/23	150	146
	Kingdom of Bahrain	6.125%	8/1/23	1,425	1,391
	Kingdom of Bahrain	7.000%	1/26/26	1,300	1,247
1	Kingdom of Bahrain	7.000%	1/26/26	2,200	2,115
	Kingdom of Bahrain	7.000%	10/12/28	2,200	2,053
1	Kingdom of Bahrain	6.750%	9/20/29	600	547
	Kingdom of Bahrain	6.000%	9/19/44	400	324
1	Kingdom of Bahrain	6.000%	9/19/44	1,050	852
1	Oil and Gas Holding Co. BSCC	7.500%	10/25/27	1,000	947
Total Bahrain (Cost $16,049)					15,014
Belarus (0.2%)
Sovereign Bonds (0.2%)
	Republic of Belarus	6.875%	2/28/23	800	837
	Republic of Belarus	7.625%	6/29/27	1,050	1,127
Total Belarus (Cost $1,959)					1,964
Belize (0.0%)
Sovereign Bonds (0.0%)
2	Belize	4.938%	2/20/34	450	266
Total Belize (Cost $307)					266
Bermuda (0.1%)
Sovereign Bonds (0.1%)
1	Bermuda	4.854%	2/6/24	400	413
	Bermuda	4.854%	2/6/24	400	414
2	Bermuda	3.717%	1/25/27	950	899

Total Bermuda (Cost $1,770)					1,726
Bolivia (0.1%)
Sovereign Bonds (0.1%)
	Plurinational State of Bolivia	4.875%	10/29/22	400	400
	Plurinational State of Bolivia	5.950%	8/22/23	600	621
1,2	Plurinational State of Bolivia	4.500%	3/20/28	1,000	905
Total Bolivia (Cost $2,042)					1,926
Brazil (5.8%)
Sovereign Bonds (5.8%)
	Banco do Brasil SA	6.000%	1/22/20	695	717
	Banco do Brasil SA	5.375%	1/15/21	375	380
	Banco do Brasil SA	5.875%	1/26/22	1,875	1,918
	Banco do Brasil SA	3.875%	10/10/22	1,726	1,650
	Banco do Brasil SA	5.875%	1/19/23	850	861
1	Banco do Brasil SA	4.875%	4/19/23	800	787
2	Banco do Brasil SA	8.500%	10/29/49	425	455
	Banco Nacional de Desenvolvimento
	Economico e Social	5.500%	7/12/20	200	207
1	Banco Nacional de Desenvolvimento
	Economico e Social	5.500%	7/12/20	200	207
1	Banco Nacional de Desenvolvimento
	Economico e Social	4.750%	5/9/24	1,300	1,254
	Banco Nacional de Desenvolvimento
	Economico e Social	4.750%	5/9/24	700	675
	Caixa Economica Federal	3.500%	11/7/22	350	332
	Cemig Geracao e Transmissao SA	9.250%	12/5/24	1,000	1,035
	Centrais Eletricas Brasileiras SA	6.875%	7/30/19	50	51
	Centrais Eletricas Brasileiras SA	5.750%	10/27/21	1,600	1,616
	Federative Republic of Brazil	8.875%	10/14/19	175	188
	Federative Republic of Brazil	4.875%	1/22/21	4,076	4,178
	Federative Republic of Brazil	2.625%	1/5/23	2,761	2,564
	Federative Republic of Brazil	8.875%	4/15/24	707	859
	Federative Republic of Brazil	4.250%	1/7/25	4,472	4,338
	Federative Republic of Brazil	8.750%	2/4/25	350	426
	Federative Republic of Brazil	6.000%	4/7/26	450	476
	Federative Republic of Brazil	10.125%	5/15/27	966	1,286
2	Federative Republic of Brazil	4.625%	1/13/28	2,610	2,449
	Federative Republic of Brazil	8.250%	1/20/34	1,425	1,730
	Federative Republic of Brazil	7.125%	1/20/37	2,665	2,981
	Federative Republic of Brazil	5.625%	1/7/41	2,226	2,081
	Federative Republic of Brazil	5.000%	1/27/45	3,561	3,031
	Federative Republic of Brazil	5.625%	2/21/47	2,200	2,027
	Petrobras Global Finance BV	5.375%	1/27/21	1,517	1,551
	Petrobras Global Finance BV	8.375%	5/23/21	1,540	1,696
	Petrobras Global Finance BV	6.125%	1/17/22	170	176
	Petrobras Global Finance BV	4.375%	5/20/23	3,900	3,759
	Petrobras Global Finance BV	6.250%	3/17/24	1,325	1,350
1	Petrobras Global Finance BV	5.299%	1/27/25	1,859	1,780
	Petrobras Global Finance BV	8.750%	5/23/26	4,048	4,559
	Petrobras Global Finance BV	7.375%	1/17/27	5,020	5,214
1	Petrobras Global Finance BV	5.999%	1/27/28	6,958	6,549
	Petrobras Global Finance BV	5.750%	2/1/29	2,200	2,021
	Petrobras Global Finance BV	6.875%	1/20/40	1,653	1,587
	Petrobras Global Finance BV	7.250%	3/17/44	2,710	2,663
	Petrobras Global Finance BV	6.850%	6/5/15	2,575	2,311

Total Brazil (Cost $74,590)				75,975
Cameroon (0.0%)
Sovereign Bonds (0.0%)
2 Republic of Cameroon	9.500%	11/19/25	500	538
Total Cameroon (Cost $493)				538
Chile (1.5%)
Sovereign Bonds (1.5%)
1 Banco del Estado de Chile	4.125%	10/7/20	400	405
1 Banco del Estado de Chile	2.668%	1/8/21	400	391
1 Banco del Estado de Chile	3.875%	2/8/22	725	727
1 Corp. Nacional del Cobre de Chile	3.875%	11/3/21	400	403
1 Corp. Nacional del Cobre de Chile	3.000%	7/17/22	650	631
Corp. Nacional del Cobre de Chile	3.000%	7/17/22	350	340
1 Corp. Nacional del Cobre de Chile	4.500%	8/13/23	150	153
Corp. Nacional del Cobre de Chile	4.500%	8/13/23	675	689
Corp. Nacional del Cobre de Chile	4.500%	9/16/25	1,100	1,119
1 Corp. Nacional del Cobre de Chile	3.625%	8/1/27	800	758
Corp. Nacional del Cobre de Chile	3.625%	8/1/27	1,100	1,043
1 Corp. Nacional del Cobre de Chile	5.625%	9/21/35	300	333
1 Corp. Nacional del Cobre de Chile	6.150%	10/24/36	100	117
1 Corp. Nacional del Cobre de Chile	4.250%	7/17/42	400	376
1 Corp. Nacional del Cobre de Chile	5.625%	10/18/43	200	224
Corp. Nacional del Cobre de Chile	5.625%	10/18/43	700	783
Corp. Nacional del Cobre de Chile	4.875%	11/4/44	900	918
1 Corp. Nacional del Cobre de Chile	4.875%	11/4/44	400	407
Corp. Nacional del Cobre de Chile	4.500%	8/1/47	1,450	1,398
1 Empresa de Transporte de Pasajeros Metro
SA	4.750%	2/4/24	200	209
1 Empresa de Transporte de Pasajeros Metro
SA	5.000%	1/25/47	400	401
1 Empresa Nacional del Petroleo	4.750%	12/6/21	536	550
Empresa Nacional del Petroleo	4.375%	10/30/24	500	504
1 Empresa Nacional del Petroleo	4.500%	9/14/47	800	731
Republic of Chile	3.875%	8/5/20	500	509
Republic of Chile	3.125%	3/27/25	850	825
Republic of Chile	3.125%	1/21/26	1,490	1,434
2 Republic of Chile	3.240%	2/6/28	2,150	2,061
Republic of Chile	3.860%	6/21/47	1,150	1,085
Total Chile (Cost $19,631)				19,524
China (17.1%)
Sovereign Bonds (17.1%)
ABCL Glory Capital Ltd.	2.500%	6/21/21	1,500	1,448
Agricultural Bank of China Ltd.	2.750%	5/21/20	250	246
Agricultural Bank of China Ltd.	2.750%	10/20/20	200	196
Amber Circle Funding Ltd.	3.250%	12/4/22	1,950	1,900
1 Avi Funding Co. Ltd.	2.850%	9/16/20	400	393
Avi Funding Co. Ltd.	2.850%	9/16/20	300	294
Avi Funding Co. Ltd.	3.800%	9/16/25	1,000	976
Bank of China Ltd.	1.875%	7/12/19	200	197
4 Bank of China Ltd.	3.125%	2/14/20	1,150	1,151
4 Bank of China Ltd.	3.117%	4/20/20	1,500	1,501
4 Bank of China Ltd.	3.126%	5/11/20	600	600
Bank of China Ltd.	2.875%	6/30/20	2,800	2,762
Bank of China Ltd.	2.375%	3/1/21	750	724

Bank of China Ltd.	2.250%	7/12/21	700	670
1 Bank of China Ltd.	5.000%	11/13/24	1,000	1,027
Bank of China Ltd.	5.000%	11/13/24	3,200	3,287
Bank of China Ltd.	3.875%	6/30/25	775	761
4 Bank of China Ltd.	3.213%	7/11/22	1,500	1,503
Beijing Gas Singapore Capital Corp.	2.750%	5/31/22	500	474
Beijing State-Owned Assets Management
Hong Kong Co. Ltd.	4.125%	5/26/25	1,000	970
Bluestar Finance Holdings Ltd.	3.125%	9/30/19	1,000	991
Bluestar Finance Holdings Ltd.	4.375%	6/11/20	200	201
Bluestar Finance Holdings Ltd.	3.500%	9/30/21	300	292
Bluestar Finance Holdings Ltd.	4.375%	12/29/49	700	700
BOC Aviation Ltd.	3.000%	3/30/20	1,000	989
1 BOC Aviation Ltd.	2.375%	9/15/21	900	859
BOC Aviation Ltd.	2.375%	9/15/21	450	430
BOC Aviation Ltd.	4.375%	5/2/23	500	503
BOC Aviation Ltd.	3.875%	4/27/26	800	764
CCBL Cayman 1 Corp. Ltd.	2.750%	5/31/21	450	434
CCBL Cayman Corp. Ltd.	3.250%	7/28/20	300	296
2 CCCI Treasure Ltd.	3.500%	12/29/49	1,100	1,081
CGNPC International Ltd.	4.000%	5/19/25	500	490
2 Chalco Hong Kong Investment Co. Ltd.	4.250%	12/31/49	450	431
Charming Light Investments Ltd.	3.750%	9/3/19	1,910	1,907
Charming Light Investments Ltd.	2.375%	8/30/21	400	379
Charming Light Investments Ltd.	4.375%	12/21/27	950	902
China Cinda Finance 2014 Ltd.	5.625%	5/14/24	800	844
China Cinda Finance 2015 I Ltd.	3.125%	4/23/20	2,200	2,167
China Cinda Finance 2015 I Ltd.	4.250%	4/23/25	1,900	1,854
China Cinda Finance 2017 I Ltd.	3.650%	3/9/22	300	295
China Cinda Finance 2017 I Ltd.	4.400%	3/9/27	2,400	2,306
China Clean Energy Development Ltd.	4.000%	11/5/25	1,000	966
China Construction Bank Asia Corp. Ltd.	3.250%	7/2/19	2,800	2,794
2 China Construction Bank Asia Corp. Ltd.	4.250%	8/20/24	700	700
4 China Construction Bank Corp.	3.077%	5/31/20	1,000	1,001
4 China Construction Bank Corp.	3.121%	12/4/20	475	476
2 China Construction Bank Corp.	3.875%	5/13/25	2,725	2,700
China Development Bank Corp.	2.500%	10/9/20	2,500	2,449
China Development Bank Corp.	2.125%	6/1/21	2,150	2,064
China Development Bank Corp.	3.375%	1/24/27	700	667
4 China Development Bank Corp.	2.864%	3/6/20	200	200
China Development Bank Corp.	2.625%	1/24/22	3,100	3,003
4 China Development Bank Corp.	3.014%	3/6/22	1,300	1,299
China Development Bank Corp.	4.000%	1/24/37	645	621
China Government International Bond	2.125%	11/2/22	1,000	963
China Government International Bond	2.625%	11/2/27	1,000	946
China Great Wall International Holdings III
Ltd.	2.250%	10/27/19	200	196
China Great Wall International Holdings III
Ltd.	2.625%	10/27/21	200	191
China Great Wall International Holdings III
Ltd.	3.125%	8/31/22	2,400	2,294
China Great Wall International Holdings III
Ltd.	3.875%	8/31/27	450	413
2 China Life Insurance Co. Ltd.	4.000%	7/3/75	1,000	974
2 China Minmetals Corp.	3.750%	12/31/49	750	694
China Overseas Finance Cayman II Ltd.	5.500%	11/10/20	1,800	1,862
China Overseas Finance Cayman III Ltd.	5.375%	10/29/23	1,300	1,356

China Overseas Finance Cayman III Ltd.	6.375%	10/29/43	450	530
China Overseas Finance Cayman V Ltd.	3.950%	11/15/22	1,350	1,331
China Overseas Finance Cayman VI Ltd.	5.950%	5/8/24	200	214
1 China Resources Gas Group Ltd.	4.500%	4/5/22	400	405
China Resources Land Ltd.	6.000%	2/27/24	400	430
China Shenhua Overseas Capital Co. Ltd.	3.125%	1/20/20	850	842
China Shenhua Overseas Capital Co. Ltd.	3.875%	1/20/25	600	587
Chinalco Capital Holdings Ltd.	4.000%	8/25/21	1,300	1,251
Chouzhou International Investment Ltd.	4.000%	12/5/20	500	478
CITIC Ltd.	6.375%	4/10/20	1,000	1,040
CITIC Ltd.	6.625%	4/15/21	400	426
CITIC Ltd.	2.800%	12/14/21	300	288
CITIC Ltd.	3.125%	2/28/22	200	194
CITIC Ltd.	6.800%	1/17/23	1,700	1,875
CITIC Ltd.	3.700%	6/14/26	500	469
CITIC Ltd.	3.875%	2/28/27	750	706
CITIC Securities Finance MTN Co. Ltd.	3.500%	10/30/19	1,450	1,443
CNAC HK Finbridge Co. Ltd.	4.125%	3/14/21	2,000	1,996
CNAC HK Finbridge Co. Ltd.	3.500%	7/19/22	2,600	2,513
CNAC HK Finbridge Co. Ltd.	4.625%	3/14/23	1,500	1,506
CNAC HK Finbridge Co. Ltd.	4.125%	7/19/27	1,950	1,834
CNAC HK Finbridge Co. Ltd.	5.125%	3/14/28	350	352
CNOOC Curtis Funding No 1 Pty Ltd.	4.500%	10/3/23	2,520	2,579
1 CNOOC Curtis Funding No 1 Pty Ltd.	4.500%	10/3/23	300	308
1 CNOOC Finance 2011 Ltd.	4.250%	1/26/21	1,888	1,916
1 CNOOC Finance 2011 Ltd.	5.750%	1/26/41	200	232
1 CNOOC Finance 2012 Ltd.	3.875%	5/2/22	1,400	1,402
1 CNOOC Finance 2012 Ltd.	5.000%	5/2/42	200	211
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	1,050	1,009
CNOOC Finance 2013 Ltd.	4.250%	5/9/43	800	760
CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	1,850	1,822
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	1,300	1,253
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	2,160	2,184
CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	900	940
CNPC General Capital Ltd.	2.700%	11/25/19	1,000	991
1 CNPC General Capital Ltd.	3.950%	4/19/22	700	704
CNPC General Capital Ltd.	3.400%	4/16/23	250	245
1 CNPC HK Overseas Capital Ltd.	4.500%	4/28/21	1,225	1,254
1 CNPC HK Overseas Capital Ltd.	5.950%	4/28/41	400	479
2 CNRC Capitale Ltd.	3.900%	12/31/49	1,500	1,428
COSCO Finance 2011 Ltd.	4.000%	12/3/22	1,050	1,044
1 COSL Finance BVI Ltd.	3.250%	9/6/22	550	530
COSL Singapore Capital Ltd.	3.500%	7/30/20	1,200	1,188
COSL Singapore Capital Ltd.	4.500%	7/30/25	500	494
2 CRCC Yupeng Ltd.	3.950%	2/28/49	300	299
CRCC Yuxiang Ltd.	3.500%	5/16/23	950	923
2 Dianjian Haixing Ltd.	4.050%	10/29/49	200	200
2 Dianjian Haiyu Ltd.	3.500%	12/31/49	1,050	969
Export-Import Bank of China	2.000%	4/26/21	300	288
Export-Import Bank of China	2.625%	3/14/22	2,400	2,317
Export-Import Bank of China	2.750%	11/28/22	700	675
Export-Import Bank of China	3.625%	7/31/24	500	492
Export-Import Bank of China	2.875%	4/26/26	2,050	1,880
Export-Import Bank of China	3.375%	3/14/27	500	470
Export-Import Bank of China	4.000%	11/28/47	700	641
Franshion Brilliant Ltd.	5.750%	12/31/49	500	455
1 Franshion Development Ltd.	6.750%	4/15/21	500	527

Hongkong Xiangyu Investment Co. Ltd.	4.500%	1/30/23	500	450
Huarong Finance 2017 Co. Ltd.	3.375%	1/24/20	300	296
Huarong Finance 2017 Co. Ltd.	3.750%	4/27/22	700	685
4 Huarong Finance 2017 Co. Ltd.	4.187%	4/27/22	1,200	1,225
Huarong Finance 2017 Co. Ltd.	4.750%	4/27/27	2,050	2,005
Huarong Finance II Co. Ltd.	2.875%	11/19/18	1,600	1,597
Huarong Finance II Co. Ltd.	2.875%	11/22/19	1,500	1,477
Huarong Finance II Co. Ltd.	4.500%	1/16/20	1,760	1,767
Huarong Finance II Co. Ltd.	3.750%	11/19/20	550	544
Huarong Finance II Co. Ltd.	3.250%	6/3/21	1,250	1,214
Huarong Finance II Co. Ltd.	3.625%	11/22/21	1,400	1,368
Huarong Finance II Co. Ltd.	5.500%	1/16/25	1,600	1,648
Huarong Finance II Co. Ltd.	5.000%	11/19/25	600	600
Huarong Finance II Co. Ltd.	4.625%	6/3/26	1,250	1,215
Huarong Finance II Co. Ltd.	4.875%	11/22/26	1,200	1,183
2 Huarong Finance II Co. Ltd.	2.875%	12/31/49	1,200	1,120
ICBCIL Finance Co. Ltd.	2.125%	9/29/19	800	785
ICBCIL Finance Co. Ltd.	3.250%	3/17/20	1,000	989
ICBCIL Finance Co. Ltd.	3.000%	4/5/20	700	690
ICBCIL Finance Co. Ltd.	3.200%	11/10/20	700	687
4 ICBCIL Finance Co. Ltd.	3.292%	5/15/21	1,000	995
1 ICBCIL Finance Co. Ltd.	2.750%	5/19/21	600	579
ICBCIL Finance Co. Ltd.	2.750%	5/19/21	1,450	1,397
ICBCIL Finance Co. Ltd.	2.500%	9/29/21	1,000	950
Industrial & Commercial Bank of China Asia
Ltd.	5.125%	11/30/20	950	974
Industrial & Commercial Bank of China Ltd.	1.875%	8/11/19	200	197
Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	1,300	1,295
4 Industrial & Commercial Bank of China Ltd.	3.112%	4/24/20	1,950	1,951
Industrial & Commercial Bank of China Ltd.	2.905%	11/13/20	1,300	1,276
Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	2,700	2,615
Industrial & Commercial Bank of China Ltd.	2.452%	10/20/21	350	336
4 Industrial & Commercial Bank of China Ltd.	3.292%	4/24/22	1,400	1,405
Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	250	241
4 Industrial & Commercial Bank of China Ltd.	3.168%	3/5/23	3,000	3,000
Industrial & Commercial Bank of China Ltd.	4.875%	9/21/25	2,750	2,792
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	250	233
Inventive Global Investments Ltd.	2.375%	12/7/19	1,200	1,182
King Power Capital Ltd.	5.625%	11/3/24	500	525
Kunlun Energy Co. Ltd.	2.875%	5/13/20	600	591
Kunlun Energy Co. Ltd.	3.750%	5/13/25	350	342
MCC Holding Hong Kong Corp. Ltd.	2.950%	5/31/20	1,500	1,469
Minmetals Bounteous Finance BVI Ltd.	3.500%	7/30/20	300	297
Minmetals Bounteous Finance BVI Ltd.	4.750%	7/30/25	600	603
Minmetals Bounteous Finance BVI Ltd.	4.200%	7/27/26	850	820
Nexen Energy ULC	7.875%	3/15/32	475	639
Nexen Energy ULC	5.875%	3/10/35	808	928
Nexen Energy ULC	6.400%	5/15/37	920	1,119
Nexen Energy ULC	7.500%	7/30/39	775	1,063
Prosperous Ray Ltd.	4.625%	11/12/23	550	562
Rongshi International Finance Ltd.	2.875%	5/4/22	500	481
Rongshi International Finance Ltd.	3.625%	5/4/27	500	474
Shanghai Electric Group Global Investment
Ltd.	3.000%	8/14/19	300	298
Shanghai Electric Power Finance Ltd.	3.625%	8/11/20	1,100	1,088
Sino-Ocean Land Treasure Finance I Ltd.	4.625%	7/30/19	25	25
Sino-Ocean Land Treasure Finance I Ltd.	6.000%	7/30/24	350	356

	Sino-Ocean Land Treasure Finance II Ltd.	4.450%	2/4/20	1,100	1,099
	Sino-Ocean Land Treasure Finance II Ltd.	5.950%	2/4/27	250	254
2	Sino-Ocean Land Treasure III Ltd.	4.900%	12/31/49	600	490
1,2	Sinochem Global Capital Co. Ltd.	5.000%	12/29/49	200	200
	Sinochem Overseas Capital Co. Ltd.	4.500%	11/12/20	200	203
1	Sinochem Overseas Capital Co. Ltd.	4.500%	11/12/20	1,375	1,394
1	Sinochem Overseas Capital Co. Ltd.	6.300%	11/12/40	450	540
	Sinopec Capital 2013 Ltd.	3.125%	4/24/23	1,500	1,445
1	Sinopec Capital 2013 Ltd.	3.125%	4/24/23	200	193
	Sinopec Capital 2013 Ltd.	4.250%	4/24/43	400	380
	Sinopec Group Overseas Development 2012
	Ltd.	3.900%	5/17/22	707	709
1	Sinopec Group Overseas Development 2012
	Ltd.	3.900%	5/17/22	1,619	1,627
1	Sinopec Group Overseas Development 2012
	Ltd.	4.875%	5/17/42	975	1,013
	Sinopec Group Overseas Development 2013
	Ltd.	4.375%	10/17/23	2,025	2,065
	Sinopec Group Overseas Development 2013
	Ltd.	5.375%	10/17/43	200	224
	Sinopec Group Overseas Development 2014
	Ltd.	4.375%	4/10/24	2,000	2,039
	Sinopec Group Overseas Development 2015
	Ltd.	2.500%	4/28/20	5,650	5,558
	Sinopec Group Overseas Development 2015
	Ltd.	3.250%	4/28/25	1,900	1,803
	Sinopec Group Overseas Development 2015
	Ltd.	4.100%	4/28/45	800	744
	Sinopec Group Overseas Development 2016
	Ltd.	2.750%	5/3/21	400	391
	Sinopec Group Overseas Development 2016
	Ltd.	2.000%	9/29/21	700	667
	Sinopec Group Overseas Development 2016
	Ltd.	3.500%	5/3/26	1,000	957
	Sinopec Group Overseas Development 2017
	Ltd.	2.375%	4/12/20	700	687
1	Sinopec Group Overseas Development 2017
	Ltd.	3.000%	4/12/22	700	680
1	Sinopec Group Overseas Development 2017
	Ltd.	3.625%	4/12/27	800	769
	Sinopec Group Overseas Development 2017
	Ltd.	3.625%	4/12/27	600	576
1	Sinopec Group Overseas Development 2017
	Ltd.	3.250%	9/13/27	1,000	928
1	Sinopec Group Overseas Development 2017
	Ltd.	4.000%	9/13/47	200	181
	Skysea International Capital Management	4.875%	12/7/21	1,900	1,959
	State Elite Global Ltd.	3.125%	1/20/20	1,000	991
	State Grid Overseas Investment 2013 Ltd.	3.125%	5/22/23	1,410	1,368
1	State Grid Overseas Investment 2013 Ltd.	4.375%	5/22/43	200	201
	State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	2,270	2,290
1	State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	200	202
1	State Grid Overseas Investment 2014 Ltd.	4.850%	5/7/44	350	376
	State Grid Overseas Investment 2014 Ltd.	4.850%	5/7/44	400	430
1	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	600	581
	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	600	580
	State Grid Overseas Investment 2016 Ltd.	3.750%	5/2/23	1,000	998

	State Grid Overseas Investment 2016 Ltd.	2.875%	5/18/26	700	643
1	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	1,200	1,145
	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	1,000	954
1	State Grid Overseas Investment 2016 Ltd.	4.000%	5/4/47	900	847
	Tewoo Group No 4 Ltd.	3.150%	12/1/20	500	488
	Three Gorges Finance I Cayman Islands Ltd.	2.300%	6/2/21	400	386
	Three Gorges Finance I Cayman Islands Ltd.	3.700%	6/10/25	900	876
	Three Gorges Finance I Cayman Islands Ltd.	3.150%	6/2/26	2,300	2,140
	Tsinghua Unic Ltd.	4.750%	1/31/21	850	816
	Tsinghua Unic Ltd.	5.375%	1/31/23	700	652
Total China (Cost $229,218)					224,225
Colombia (2.3%)
Sovereign Bonds (2.3%)
	Ecopetrol SA	5.875%	9/18/23	1,335	1,423
	Ecopetrol SA	4.125%	1/16/25	1,050	1,033
	Ecopetrol SA	5.375%	6/26/26	1,970	2,051
	Ecopetrol SA	7.375%	9/18/43	1,193	1,351
	Ecopetrol SA	5.875%	5/28/45	1,830	1,825
	Oleoducto Central SA	4.000%	5/7/21	400	399
	Republic of Colombia	11.750%	2/25/20	390	440
	Republic of Colombia	4.375%	7/12/21	2,534	2,599
2	Republic of Colombia	2.625%	3/15/23	1,610	1,536
	Republic of Colombia	4.000%	2/26/24	1,695	1,697
	Republic of Colombia	8.125%	5/21/24	690	835
2	Republic of Colombia	4.500%	1/28/26	2,100	2,154
2	Republic of Colombia	3.875%	4/25/27	1,950	1,901
	Republic of Colombia	7.375%	9/18/37	1,090	1,382
	Republic of Colombia	6.125%	1/18/41	1,207	1,366
2	Republic of Colombia	5.625%	2/26/44	1,984	2,137
2	Republic of Colombia	5.000%	6/15/45	5,850	5,821
	Transportadora de Gas Internacional SA
	ESP	5.700%	3/20/22	600	611
Total Colombia (Cost $30,026)					30,561
Costa Rica (0.4%)
Sovereign Bonds (0.4%)
1	Banco Nacional de Costa Rica	5.875%	4/25/21	1,000	1,025
	Banco Nacional de Costa Rica	6.250%	11/1/23	200	206
	Instituto Costarricense de Electricidad	6.950%	11/10/21	475	494
	Instituto Costarricense de Electricidad	6.375%	5/15/43	200	172
	Republic of Costa Rica	4.250%	1/26/23	1,132	1,093
	Republic of Costa Rica	5.625%	4/30/43	600	536
	Republic of Costa Rica	7.000%	4/4/44	1,000	1,029
	Republic of Costa Rica	7.158%	3/12/45	1,200	1,259
Total Costa Rica (Cost $5,683)					5,814
Cote d'Ivoire (0.3%)
Sovereign Bonds (0.3%)
2	Republic of Cote d'Ivoire	6.375%	3/3/28	1,300	1,262
1,2	Republic of Cote d'Ivoire	5.750%	12/31/32	1,388	1,321
2	Republic of Cote d'Ivoire	5.750%	12/31/32	1,317	1,255
2	Republic of Cote d'Ivoire	6.125%	6/15/33	800	733

Total Cote d'Ivoire (Cost $4,672)					4,571
Croatia (0.7%)
Sovereign Bonds (0.7%)
	Hrvatska Elektroprivreda	5.875%	10/23/22	500	525
	Republic of Croatia	6.750%	11/5/19	1,222	1,273
	Republic of Croatia	6.625%	7/14/20	1,794	1,892
	Republic of Croatia	6.375%	3/24/21	1,900	2,023
	Republic of Croatia	5.500%	4/4/23	1,200	1,276
	Republic of Croatia	6.000%	1/26/24	1,435	1,564
Total Croatia (Cost $8,386)					8,553
Dominican Republic (1.0%)
Sovereign Bonds (1.0%)
2	Dominican Republic	7.500%	5/6/21	2,102	2,217
	Dominican Republic	6.600%	1/28/24	875	924
2	Dominican Republic	5.875%	4/18/24	750	771
	Dominican Republic	5.500%	1/27/25	1,560	1,561
	Dominican Republic	6.875%	1/29/26	845	903
	Dominican Republic	5.950%	1/25/27	100	101
1	Dominican Republic	6.000%	7/19/28	1,250	1,266
	Dominican Republic	7.450%	4/30/44	450	487
1	Dominican Republic	6.850%	1/27/45	1,170	1,193
2	Dominican Republic	6.850%	1/27/45	1,819	1,852
1	Dominican Republic	6.500%	2/15/48	1,650	1,620
Total Dominican Republic (Cost $12,988)					12,895
Ecuador (1.1%)
Sovereign Bonds (1.1%)
	Republic of Ecuador	10.500%	3/24/20	1,500	1,580
	Republic of Ecuador	10.750%	3/28/22	2,100	2,267
	Republic of Ecuador	8.750%	6/2/23	900	900
	Republic of Ecuador	7.950%	6/20/24	1,950	1,874
	Republic of Ecuador	9.650%	12/13/26	1,550	1,559
1	Republic of Ecuador	9.625%	6/2/27	770	771
	Republic of Ecuador	9.625%	6/2/27	200	200
1	Republic of Ecuador	7.875%	1/23/28	5,750	5,232
Total Ecuador (Cost $14,761)					14,383
Egypt (1.2%)
Sovereign Bonds (1.2%)
	Arab Republic of Egypt	5.750%	4/29/20	912	928
	Arab Republic of Egypt	6.125%	1/31/22	2,700	2,737
1	Arab Republic of Egypt	5.577%	2/21/23	1,200	1,191
	Arab Republic of Egypt	5.875%	6/11/25	3,175	3,079
	Arab Republic of Egypt	7.500%	1/31/27	1,700	1,767
1	Arab Republic of Egypt	6.588%	2/21/28	3,000	2,936
	Arab Republic of Egypt	6.875%	4/30/40	500	461
	Arab Republic of Egypt	8.500%	1/31/47	1,950	2,052
1	Arab Republic of Egypt	7.903%	2/21/48	1,200	1,191
Total Egypt (Cost $16,456)					16,342
El Salvador (0.5%)
Sovereign Bonds (0.5%)
	Republic of El Salvador	7.375%	12/1/19	1,045	1,075
	Republic of El Salvador	7.750%	1/24/23	1,035	1,093
	Republic of El Salvador	5.875%	1/30/25	300	287
	Republic of El Salvador	6.375%	1/18/27	669	644

1	Republic of El Salvador	6.375%	1/18/27	300	290
1	Republic of El Salvador	8.625%	2/28/29	150	164
	Republic of El Salvador	8.250%	4/10/32	604	633
	Republic of El Salvador	7.650%	6/15/35	1,490	1,488
	Republic of El Salvador	7.625%	2/1/41	568	562
Total El Salvador (Cost $6,104)					6,236
Ethiopia (0.1%)
Sovereign Bonds (0.1%)
	Federal Democratic Republic of Ethiopia	6.625%	12/11/24	1,150	1,170
Total Ethiopia (Cost $1,119)					1,170
Gabon (0.2%)
Sovereign Bonds (0.2%)
2	Gabonese Republic	6.375%	12/12/24	1,586	1,479
1,2	Gabonese Republic	6.375%	12/12/24	400	374
	Gabonese Republic	6.950%	6/16/25	200	189
Total Gabon (Cost $2,162)					2,042
Georgia (0.1%)
Sovereign Bonds (0.1%)
	Georgian Railway JSC	7.750%	7/11/22	900	954
	Republic of Georgia	6.875%	4/12/21	400	426
Total Georgia (Cost $1,385)					1,380
Ghana (0.4%)
Sovereign Bonds (0.4%)
1	Republic of Ghana	7.875%	8/7/23	400	431
2	Republic of Ghana	8.125%	1/18/26	1,470	1,582
1,2	Republic of Ghana	8.125%	1/18/26	300	323
1,2	Republic of Ghana	7.625%	5/16/29	850	875
2	Republic of Ghana	10.750%	10/14/30	1,000	1,294
1,2	Republic of Ghana	8.627%	6/16/49	800	826
Total Ghana (Cost $4,837)					5,331
Guatemala (0.2%)
Sovereign Bonds (0.2%)
	Republic of Guatemala	5.750%	6/6/22	700	733
	Republic of Guatemala	4.500%	5/3/26	1,300	1,274
	Republic of Guatemala	4.875%	2/13/28	600	599
Total Guatemala (Cost $2,628)					2,606
Honduras (0.1%)
Sovereign Bonds (0.1%)
	Republic of Honduras	8.750%	12/16/20	700	764
2	Republic of Honduras	7.500%	3/15/24	200	216
	Republic of Honduras	6.250%	1/19/27	800	822
Total Honduras (Cost $1,726)					1,802
Hungary (1.1%)
Sovereign Bonds (1.1%)
1,5	MFB Magyar Fejlesztesi Bank Zrt	6.250%	10/21/20	1,100	1,156
	MFB Magyar Fejlesztesi Bank Zrt	6.250%	10/21/20	200	211
	Republic of Hungary	6.250%	1/29/20	2,065	2,160
	Republic of Hungary	6.375%	3/29/21	3,497	3,751
	Republic of Hungary	5.375%	2/21/23	1,812	1,930
	Republic of Hungary	5.750%	11/22/23	1,470	1,600
	Republic of Hungary	5.375%	3/25/24	1,125	1,209

Republic of Hungary	7.625%	3/29/41	1,450	2,048
Total Hungary (Cost $14,008)				14,065
India (1.3%)
Sovereign Bonds (1.3%)
Bank of India	3.125%	5/6/20	400	392
Bank of India	6.250%	2/16/21	900	938
Bharat Petroleum Corp. Ltd.	4.625%	10/25/22	400	405
Bharat Petroleum Corp. Ltd.	4.000%	5/8/25	400	384
BPRL International Singapore Pte Ltd.	4.375%	1/18/27	550	527
Export-Import Bank of India	3.875%	10/2/19	500	501
Export-Import Bank of India	2.750%	4/1/20	600	588
Export-Import Bank of India	2.750%	8/12/20	200	195
Export-Import Bank of India	3.125%	7/20/21	700	681
Export-Import Bank of India	4.000%	1/14/23	600	593
Export-Import Bank of India	3.375%	8/5/26	2,200	2,021
1 Export-Import Bank of India	3.875%	2/1/28	1,400	1,332
Indian Oil Corp. Ltd.	5.625%	8/2/21	500	519
Indian Oil Corp. Ltd.	5.750%	8/1/23	400	421
NTPC Ltd.	5.625%	7/14/21	400	417
NTPC Ltd.	4.750%	10/3/22	450	458
NTPC Ltd.	4.375%	11/26/24	400	396
NTPC Ltd.	4.250%	2/26/26	450	438
Oil India International Pte Ltd.	4.000%	4/21/27	800	739
Oil India Ltd.	5.375%	4/17/24	450	465
ONGC Videsh Ltd.	3.750%	5/7/23	700	679
ONGC Videsh Ltd.	4.625%	7/15/24	900	902
Power Grid Corp. of India Ltd.	3.875%	1/17/23	600	590
4 State Bank of India	3.287%	4/6/20	1,150	1,152
State Bank of India	3.250%	1/24/22	700	680
1 State Bank of India	4.875%	4/17/24	400	407
State Bank of India	4.875%	4/17/24	200	204
Total India (Cost $17,525)				17,024
Indonesia (5.5%)
Sovereign Bonds (5.5%)
Majapahit Holding BV	7.750%	1/20/20	625	661
Pelabuhan Indonesia II PT	4.250%	5/5/25	1,150	1,113
1 Pelabuhan Indonesia II PT	4.250%	5/5/25	300	291
Pelabuhan Indonesia II PT	5.375%	5/5/45	500	472
1 Pelabuhan Indonesia III PT	4.875%	10/1/24	200	201
Pertamina Persero PT	5.250%	5/23/21	450	465
Pertamina Persero PT	4.875%	5/3/22	2,450	2,502
1 Pertamina Persero PT	4.300%	5/20/23	430	431
Pertamina Persero PT	4.300%	5/20/23	1,100	1,101
Pertamina Persero PT	6.500%	5/27/41	200	219
1 Pertamina Persero PT	6.000%	5/3/42	750	783
Pertamina Persero PT	6.000%	5/3/42	1,450	1,514
1 Pertamina Persero PT	5.625%	5/20/43	200	199
Pertamina Persero PT	5.625%	5/20/43	1,425	1,427
Pertamina Persero PT	6.450%	5/30/44	1,300	1,432
Perusahaan Gas Negara Persero Tbk	5.125%	5/16/24	800	806
1 Perusahaan Gas Negara Persero Tbk	5.125%	5/16/24	400	404
Perusahaan Listrik Negara PT	5.500%	11/22/21	1,000	1,048
1 Perusahaan Listrik Negara PT	4.125%	5/15/27	1,450	1,372
Perusahaan Listrik Negara PT	5.250%	10/24/42	500	482
1 Perusahaan Listrik Negara PT	5.250%	10/24/42	300	290

1	Perusahaan Listrik Negara PT	6.150%	5/21/48	1,600	1,708
	Perusahaan Penerbit SBSN Indonesia III	3.300%	11/21/22	378	367
1	Perusahaan Penerbit SBSN Indonesia III	3.750%	3/1/23	800	788
1	Perusahaan Penerbit SBSN Indonesia III	4.350%	9/10/24	600	603
	Perusahaan Penerbit SBSN Indonesia III	4.350%	9/10/24	2,250	2,261
6	Perusahaan Penerbit SBSN Indonesia III	4.325%	5/28/25	1,200	1,200
	Perusahaan Penerbit SBSN Indonesia III	4.550%	3/29/26	1,250	1,261
6	Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/27	1,500	1,466
1	Perusahaan Penerbit SBSN Indonesia III	4.400%	3/1/28	1,000	991
1	Republic of Indonesia	5.875%	3/13/20	350	365
	Republic of Indonesia	5.875%	3/13/20	1,210	1,261
	Republic of Indonesia	4.875%	5/5/21	4,400	4,542
	Republic of Indonesia	3.700%	1/8/22	2,250	2,245
	Republic of Indonesia	3.375%	4/15/23	1,900	1,846
	Republic of Indonesia	5.375%	10/17/23	1,359	1,437
	Republic of Indonesia	5.875%	1/15/24	2,650	2,866
1	Republic of Indonesia	4.125%	1/15/25	200	198
	Republic of Indonesia	4.125%	1/15/25	1,575	1,562
	Republic of Indonesia	4.750%	1/8/26	2,400	2,462
	Republic of Indonesia	4.350%	1/8/27	1,100	1,102
1	Republic of Indonesia	3.850%	7/18/27	1,000	965
	Republic of Indonesia	3.850%	7/18/27	500	482
	Republic of Indonesia	3.500%	1/11/28	200	187
	Republic of Indonesia	4.100%	4/24/28	900	881
	Republic of Indonesia	8.500%	10/12/35	1,840	2,558
	Republic of Indonesia	6.625%	2/17/37	2,637	3,141
	Republic of Indonesia	7.750%	1/17/38	1,863	2,479
	Republic of Indonesia	5.250%	1/17/42	1,750	1,828
	Republic of Indonesia	4.625%	4/15/43	2,175	2,094
1	Republic of Indonesia	6.750%	1/15/44	100	122
	Republic of Indonesia	6.750%	1/15/44	1,850	2,260
	Republic of Indonesia	5.125%	1/15/45	3,619	3,698
	Republic of Indonesia	5.950%	1/8/46	200	224
	Republic of Indonesia	5.250%	1/8/47	2,000	2,088
	Republic of Indonesia	4.750%	7/18/47	600	589
	Saka Energi Indonesia PT	4.450%	5/5/24	600	566
Total Indonesia (Cost $71,729)					71,906
Iraq (0.3%)
Sovereign Bonds (0.3%)
1	Republic of Iraq	6.752%	3/9/23	1,250	1,245
	Republic of Iraq	6.752%	3/9/23	950	946
2	Republic of Iraq	5.800%	1/15/28	1,445	1,360
Total Iraq (Cost $3,491)					3,551
Jamaica (0.4%)
Sovereign Bonds (0.4%)
2	Jamaica	7.625%	7/9/25	450	515
	Jamaica	6.750%	4/28/28	2,050	2,260
2	Jamaica	8.000%	3/15/39	1,148	1,332
	Jamaica	7.875%	7/28/45	950	1,105
Total Jamaica (Cost $4,893)					5,212
Jordan (0.2%)
Sovereign Bonds (0.2%)
	Hashemite Kingdom of Jordan	6.125%	1/29/26	850	843
	Hashemite Kingdom of Jordan	5.750%	1/31/27	1,200	1,147

1 Hashemite Kingdom of Jordan	7.375%	10/10/47	1,000	966
Total Jordan (Cost $3,108)				2,956
Kazakhstan (1.4%)
Sovereign Bonds (1.4%)
Development Bank of Kazakhstan JSC	4.125%	12/10/22	1,700	1,674
KazAgro National Management Holding JSC	4.625%	5/24/23	1,250	1,225
Kazakhstan Temir Zholy Finance BV	6.950%	7/10/42	1,200	1,337
1 KazMunayGas National Co. JSC	3.875%	4/19/22	750	744
KazMunayGas National Co. JSC	4.750%	4/24/25	400	407
1 KazMunayGas National Co. JSC	4.750%	4/24/25	1,000	1,016
1 KazMunayGas National Co. JSC	4.750%	4/19/27	400	401
1 KazMunayGas National Co. JSC	5.375%	4/24/30	500	513
KazMunayGas National Co. JSC	5.750%	4/19/47	2,300	2,262
1 KazMunayGas National Co. JSC	5.750%	4/19/47	200	197
1 KazMunayGas National Co. JSC	6.375%	10/24/48	1,100	1,155
Republic of Kazakhstan	3.875%	10/14/24	1,700	1,721
Republic of Kazakhstan	5.125%	7/21/25	2,500	2,684
1 Republic of Kazakhstan	4.875%	10/14/44	400	406
Republic of Kazakhstan	4.875%	10/14/44	1,100	1,118
Republic of Kazakhstan	6.500%	7/21/45	1,000	1,232
Total Kazakhstan (Cost $17,251)				18,092
Kenya (0.3%)
Sovereign Bonds (0.3%)
1 Republic of Kenya	6.875%	6/24/24	200	204
Republic of Kenya	6.875%	6/24/24	1,925	1,963
1 Republic of Kenya	7.250%	2/28/28	800	807
1 Republic of Kenya	8.250%	2/28/48	1,000	1,010
Total Kenya (Cost $3,946)				3,984
Kuwait (0.7%)
Sovereign Bonds (0.7%)
Equate Petrochemical BV	3.000%	3/3/22	900	867
Equate Petrochemical BV	4.250%	11/3/26	1,350	1,329
State of Kuwait	2.750%	3/20/22	3,125	3,048
State of Kuwait	3.500%	3/20/27	4,300	4,221
Total Kuwait (Cost $9,640)				9,465
Lebanon (1.6%)
Sovereign Bonds (1.6%)
Republic of Lebanon	5.450%	11/28/19	925	899
Republic of Lebanon	6.375%	3/9/20	2,341	2,276
Republic of Lebanon	5.800%	4/14/20	1,100	1,058
Republic of Lebanon	8.250%	4/12/21	1,728	1,691
Republic of Lebanon	6.100%	10/4/22	2,214	1,959
Republic of Lebanon	6.000%	1/27/23	585	510
Republic of Lebanon	6.650%	4/22/24	1,791	1,558
Republic of Lebanon	6.200%	2/26/25	300	250
Republic of Lebanon	6.250%	6/12/25	400	334
Republic of Lebanon	6.600%	11/27/26	1,975	1,649
Republic of Lebanon	6.850%	3/23/27	1,000	844
Republic of Lebanon	6.750%	11/29/27	961	795
Republic of Lebanon	6.650%	11/3/28	850	690
Republic of Lebanon	6.850%	5/25/29	800	652
Republic of Lebanon	6.650%	2/26/30	1,050	847
Republic of Lebanon	7.000%	3/23/32	2,900	2,346

Republic of Lebanon	7.050%	11/2/35	500	401
Republic of Lebanon	7.250%	3/23/37	2,250	1,840
Total Lebanon (Cost $22,999)				20,599
Malaysia (1.5%)
Sovereign Bonds (1.5%)
1MDB Global Investments Ltd.	4.400%	3/9/23	2,700	2,513
Axiata SPV2 Bhd.	3.466%	11/19/20	350	348
Axiata SPV2 Bhd.	4.357%	3/24/26	1,350	1,336
Cagamas Global plc	2.745%	12/10/19	500	495
Danga Capital Bhd.	3.035%	3/1/21	800	780
2 Malayan Banking Bhd.	3.905%	10/29/26	700	687
Malaysia Sovereign Sukuk Bhd.	3.043%	4/22/25	900	858
Malaysia Sovereign Sukuk Bhd.	4.236%	4/22/45	550	553
Malaysia Sukuk Global Bhd.	3.179%	4/27/26	1,100	1,049
Malaysia Sukuk Global Bhd.	4.080%	4/27/46	450	439
Petroliam Nasional Bhd.	7.625%	10/15/26	485	607
1 Petronas Capital Ltd.	5.250%	8/12/19	1,323	1,351
Petronas Capital Ltd.	5.250%	8/12/19	1,137	1,160
Petronas Capital Ltd.	3.125%	3/18/22	700	687
1 Petronas Capital Ltd.	7.875%	5/22/22	1,150	1,312
Petronas Capital Ltd.	3.500%	3/18/25	1,400	1,370
Petronas Capital Ltd.	4.500%	3/18/45	1,250	1,286
Petronas Global Sukuk Ltd.	2.707%	3/18/20	1,950	1,925
SSG Resources Ltd.	4.250%	10/4/22	700	698
1 Wakala Global Sukuk Bhd.	4.646%	7/6/21	750	775
Total Malaysia (Cost $20,519)				20,229
Mexico (7.9%)
Sovereign Bonds (7.9%)
Banco Nacional de Comercio Exterior SNC	4.375%	10/14/25	900	896
2 Banco Nacional de Comercio Exterior SNC	3.800%	8/11/26	700	685
Comision Federal de Electricidad	4.875%	5/26/21	1,450	1,482
1 Comision Federal de Electricidad	4.875%	1/15/24	700	716
Comision Federal de Electricidad	4.875%	1/15/24	600	613
1 Comision Federal de Electricidad	4.750%	2/23/27	1,000	988
Comision Federal de Electricidad	5.750%	2/14/42	700	702
1 Comision Federal de Electricidad	6.125%	6/16/45	200	210
1 Mexico City Airport Trust	4.250%	10/31/26	1,600	1,528
Mexico City Airport Trust	5.500%	10/31/46	200	180
1 Mexico City Airport Trust	5.500%	7/31/47	1,000	904
Mexico City Airport Trust	5.500%	7/31/47	3,100	2,782
Petroleos Mexicanos	6.000%	3/5/20	1,019	1,055
Petroleos Mexicanos	5.500%	1/21/21	3,939	4,048
Petroleos Mexicanos	6.375%	2/4/21	2,670	2,799
Petroleos Mexicanos	4.875%	1/24/22	1,850	1,872
Petroleos Mexicanos	3.500%	1/30/23	2,495	2,373
Petroleos Mexicanos	4.625%	9/21/23	1,343	1,329
Petroleos Mexicanos	4.875%	1/18/24	1,469	1,451
Petroleos Mexicanos	4.250%	1/15/25	1,460	1,361
Petroleos Mexicanos	4.500%	1/23/26	1,700	1,591
Petroleos Mexicanos	6.875%	8/4/26	4,030	4,259
Petroleos Mexicanos	6.500%	3/13/27	6,080	6,171
1 Petroleos Mexicanos	5.350%	2/12/28	300	281
Petroleos Mexicanos	6.625%	6/15/35	3,697	3,582
Petroleos Mexicanos	6.500%	6/2/41	3,920	3,631
Petroleos Mexicanos	5.500%	6/27/44	2,211	1,828

	Petroleos Mexicanos	6.375%	1/23/45	1,360	1,225
	Petroleos Mexicanos	5.625%	1/23/46	2,047	1,689
	Petroleos Mexicanos	6.750%	9/21/47	7,759	7,193
1	Petroleos Mexicanos	6.350%	2/12/48	855	766
2	Poinsettia Finance Ltd.	6.625%	6/17/31	500	511
	United Mexican States	3.500%	1/21/21	200	200
	United Mexican States	3.625%	3/15/22	5,057	5,050
	United Mexican States	4.000%	10/2/23	2,676	2,689
	United Mexican States	3.600%	1/30/25	3,499	3,408
	United Mexican States	4.125%	1/21/26	3,300	3,276
	United Mexican States	4.150%	3/28/27	3,810	3,753
	United Mexican States	3.750%	1/11/28	2,030	1,923
	United Mexican States	7.500%	4/8/33	1,125	1,409
	United Mexican States	6.750%	9/27/34	1,449	1,691
	United Mexican States	6.050%	1/11/40	3,979	4,456
	United Mexican States	4.750%	3/8/44	7,350	6,902
	United Mexican States	4.600%	1/23/46	3,130	2,922
	United Mexican States	4.350%	1/15/47	2,000	1,784
	United Mexican States	4.600%	2/10/48	200	186
	United Mexican States	5.750%	10/12/10	2,950	2,965
Total Mexico (Cost $107,108)					103,315
Mongolia (0.3%)
Sovereign Bonds (0.3%)
	Mongolia	5.125%	12/5/22	1,850	1,790
1	Mongolia	5.625%	5/1/23	1,000	971
1,7	Trade & Development Bank of Mongolia LLC	9.375%	5/19/20	200	213
7	Trade & Development Bank of Mongolia LLC	9.375%	5/19/20	400	425
Total Mongolia (Cost $3,334)					3,399
Morocco (0.4%)
Sovereign Bonds (0.4%)
	Kingdom of Morocco	4.250%	12/11/22	1,650	1,672
	Kingdom of Morocco	5.500%	12/11/42	725	772
	OCP SA	5.625%	4/25/24	1,300	1,358
	OCP SA	4.500%	10/22/25	950	932
1	OCP SA	4.500%	10/22/25	450	441
1	OCP SA	6.875%	4/25/44	200	221
	OCP SA	6.875%	4/25/44	300	331
Total Morocco (Cost $5,629)					5,727
Mozambique (0.0%)
Sovereign Bonds (0.0%)
10	Republic of Mozambique	10.500%	1/18/23	644	537
Total Mozambique (Cost $560)					537
Namibia (0.1%)
Sovereign Bonds (0.1%)
	Republic of Namibia	5.500%	11/3/21	500	510
	Republic of Namibia	5.250%	10/29/25	700	675
Total Namibia (Cost $1,226)					1,185
Nigeria (0.6%)
Sovereign Bonds (0.6%)
	Federal Republic of Nigeria	6.750%	1/28/21	250	262
	Federal Republic of Nigeria	6.375%	7/12/23	600	615
	Federal Republic of Nigeria	6.500%	11/28/27	1,000	976
1	Federal Republic of Nigeria	7.143%	2/23/30	1,000	998

1	Federal Republic of Nigeria	7.875%	2/16/32	1,500	1,547
1	Federal Republic of Nigeria	7.696%	2/23/38	2,175	2,153
	Federal Republic of Nigeria	7.625%	11/28/47	1,000	961
Total Nigeria (Cost $7,621)					7,512
Oman (1.3%)
Sovereign Bonds (1.3%)
	Lamar Funding Ltd.	3.958%	5/7/25	1,500	1,342
	OmGrid Funding Ltd.	5.196%	5/16/27	500	468
	Sultanate of Oman	3.625%	6/15/21	1,400	1,366
1	Sultanate of Oman	3.625%	6/15/21	1,300	1,269
	Sultanate of Oman	3.875%	3/8/22	800	779
1	Sultanate of Oman	4.125%	1/17/23	750	728
	Sultanate of Oman	4.750%	6/15/26	1,900	1,795
1	Sultanate of Oman	4.750%	6/15/26	1,800	1,701
	Sultanate of Oman	5.375%	3/8/27	2,000	1,941
	Sultanate of Oman	5.625%	1/17/28	200	195
1	Sultanate of Oman	5.625%	1/17/28	1,800	1,761
	Sultanate of Oman	6.500%	3/8/47	2,115	1,978
1	Sultanate of Oman	6.750%	1/17/48	2,500	2,387
Total Oman (Cost $18,595)					17,710
Pakistan (0.4%)
Sovereign Bonds (0.4%)
	Islamic Republic of Pakistan	6.750%	12/3/19	600	605
	Islamic Republic of Pakistan	8.250%	4/15/24	1,350	1,402
1	Islamic Republic of Pakistan	8.250%	4/15/24	250	260
	Islamic Republic of Pakistan	8.250%	9/30/25	450	467
1	Islamic Republic of Pakistan	6.875%	12/5/27	1,800	1,710
	Third Pakistan International Sukuk Co. Ltd.	5.500%	10/13/21	500	484
	Third Pakistan International Sukuk Co. Ltd.	5.625%	12/5/22	200	191
Total Pakistan (Cost $5,242)					5,119
Panama (1.2%)
Sovereign Bonds (1.2%)
1,2	Aeropuerto Internacional de Tocumen SA	5.625%	5/18/36	1,000	1,043
	Republic of Panama	5.200%	1/30/20	923	953
2	Republic of Panama	4.000%	9/22/24	400	406
2	Republic of Panama	3.750%	3/16/25	1,400	1,397
	Republic of Panama	7.125%	1/29/26	1,125	1,352
	Republic of Panama	8.875%	9/30/27	1,285	1,742
2	Republic of Panama	3.875%	3/17/28	1,250	1,246
	Republic of Panama	9.375%	4/1/29	1,800	2,551
2	Republic of Panama	6.700%	1/26/36	2,062	2,556
2	Republic of Panama	4.500%	4/16/50	1,500	1,485
2	Republic of Panama	4.300%	4/29/53	600	580
Total Panama (Cost $15,340)					15,311
Paraguay (0.3%)
Sovereign Bonds (0.3%)
	Republic of Paraguay	4.625%	1/25/23	800	817
	Republic of Paraguay	4.700%	3/27/27	1,000	1,001
	Republic of Paraguay	6.100%	8/11/44	650	701
1	Republic of Paraguay	5.600%	3/13/48	800	817

Total Paraguay (Cost $3,268)					3,336
Peru (1.0%)
Sovereign Bonds (1.0%)
	Corp. Financiera de Desarrollo SA	3.250%	7/15/19	150	150
	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	200	205
	Fondo MIVIVIENDA SA	3.500%	1/31/23	650	634
1	Petroleos del Peru SA	5.625%	6/19/47	1,850	1,851
	Republic of Peru	7.350%	7/21/25	600	737
	Republic of Peru	4.125%	8/25/27	1,947	2,006
	Republic of Peru	8.750%	11/21/33	2,022	2,979
2	Republic of Peru	6.550%	3/14/37	2,021	2,566
	Republic of Peru	5.625%	11/18/50	2,057	2,429
Total Peru (Cost $13,450)					13,557
Philippines (1.9%)
Sovereign Bonds (1.9%)
8	Power Sector Assets & Liabilities
	Management Corp.	7.390%	12/2/24	1,150	1,370
	Republic of the Philippines	6.500%	1/20/20	150	157
	Republic of the Philippines	4.000%	1/15/21	1,310	1,328
	Republic of the Philippines	4.200%	1/21/24	1,564	1,605
	Republic of the Philippines	10.625%	3/16/25	1,434	2,015
	Republic of the Philippines	5.500%	3/30/26	1,850	2,067
	Republic of the Philippines	3.000%	2/1/28	200	188
	Republic of the Philippines	9.500%	2/2/30	1,723	2,544
	Republic of the Philippines	7.750%	1/14/31	2,554	3,413
	Republic of the Philippines	6.375%	1/15/32	1,200	1,464
	Republic of the Philippines	6.375%	10/23/34	1,695	2,119
	Republic of the Philippines	5.000%	1/13/37	2,080	2,272
	Republic of the Philippines	3.950%	1/20/40	1,950	1,918
	Republic of the Philippines	3.700%	3/1/41	1,450	1,374
	Republic of the Philippines	3.700%	2/2/42	1,790	1,696
Total Philippines (Cost $26,421)					25,530
Poland (0.8%)
Sovereign Bonds (0.8%)
	Republic of Poland	5.125%	4/21/21	2,060	2,163
	Republic of Poland	5.000%	3/23/22	3,534	3,729
	Republic of Poland	3.000%	3/17/23	675	663
	Republic of Poland	4.000%	1/22/24	1,878	1,916
	Republic of Poland	3.250%	4/6/26	2,000	1,948
Total Poland (Cost $10,546)					10,419
Qatar (3.3%)
Sovereign Bonds (3.3%)
1,2	Nakilat Inc.	6.067%	12/31/33	700	770
1	Ooredoo International Finance Ltd.	4.750%	2/16/21	500	515
1	Ooredoo International Finance Ltd.	3.250%	2/21/23	1,050	1,025
1	Ooredoo International Finance Ltd.	5.000%	10/19/25	900	940
1	Ooredoo International Finance Ltd.	3.750%	6/22/26	250	241
1	Ooredoo International Finance Ltd.	3.875%	1/31/28	1,750	1,684
1	Qatari Diar Finance QSC	5.000%	7/21/20	2,480	2,542
	QNB Finance Ltd.	2.875%	4/29/20	2,500	2,467
4	QNB Finance Ltd.	3.657%	5/31/21	200	202
1	Ras Laffan Liquefied Natural Gas Co. Ltd. III	6.750%	9/30/19	950	988
1,2	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.838%	9/30/27	1,020	1,098

1,2	Ras Laffan Liquefied Natural Gas Co. Ltd. III	6.332%	9/30/27	500	552
	State of Qatar	5.250%	1/20/20	600	617
1	State of Qatar	5.250%	1/20/20	2,007	2,065
	State of Qatar	2.375%	6/2/21	4,900	4,748
1	State of Qatar	4.500%	1/20/22	2,550	2,623
	State of Qatar	3.241%	1/18/23	475	468
1	State of Qatar	3.875%	4/23/23	1,000	1,004
	State of Qatar	3.250%	6/2/26	4,300	4,106
1	State of Qatar	4.500%	4/23/28	3,000	3,064
	State of Qatar	9.750%	6/15/30	325	481
1	State of Qatar	9.750%	6/15/30	750	1,112
	State of Qatar	6.400%	1/20/40	1,028	1,245
1	State of Qatar	6.400%	1/20/40	500	606
	State of Qatar	5.750%	1/20/42	650	735
1	State of Qatar	5.750%	1/20/42	316	358
	State of Qatar	4.625%	6/2/46	1,450	1,435
1	State of Qatar	5.103%	4/23/48	6,135	6,270
Total Qatar (Cost $44,310)					43,961
Romania (0.5%)
Sovereign Bonds (0.5%)
	Republic of Romania	6.750%	2/7/22	2,682	2,939
	Republic of Romania	4.375%	8/22/23	1,704	1,736
1	Republic of Romania	4.875%	1/22/24	100	104
	Republic of Romania	4.875%	1/22/24	470	489
	Republic of Romania	6.125%	1/22/44	820	948
1	Republic of Romania	6.125%	1/22/44	200	231
1	Republic of Romania	5.125%	6/15/48	500	503
Total Romania (Cost $7,035)					6,950
Russia (4.8%)
Sovereign Bonds (4.8%)
	Gazprom Neft OAO Via GPN Capital SA	4.375%	9/19/22	1,000	977
	Gazprom Neft OAO Via GPN Capital SA	6.000%	11/27/23	1,550	1,616
1	Gazprom Neft OAO Via GPN Capital SA	6.000%	11/27/23	200	209
	Gazprom OAO Via Gaz Capital SA	3.850%	2/6/20	678	678
	Gazprom OAO Via Gaz Capital SA	5.999%	1/23/21	1,700	1,768
	Gazprom OAO Via Gaz Capital SA	6.510%	3/7/22	1,325	1,408
	Gazprom OAO Via Gaz Capital SA	4.950%	7/19/22	350	354
	Gazprom OAO Via Gaz Capital SA	4.950%	3/23/27	200	194
	Gazprom OAO Via Gaz Capital SA	4.950%	2/6/28	650	631
	Gazprom OAO Via Gaz Capital SA	8.625%	4/28/34	725	909
	Gazprom OAO Via Gaz Capital SA	7.288%	8/16/37	1,375	1,575
1	Gazprom OAO Via Gaz Capital SA	7.288%	8/16/37	100	115
	Gazprombank OJSC Via GPB Eurobond
	Finance plc	4.960%	9/5/19	1,100	1,108
	GTLK Europe DAC	5.950%	7/19/21	1,000	1,009
	Rosneft Finance SA	7.250%	2/2/20	200	210
	Rosneft Oil Co. via Rosneft International
	Finance Ltd.	4.199%	3/6/22	1,727	1,685
	Russian Federation	5.000%	4/29/20	2,800	2,872
	Russian Federation	4.500%	4/4/22	3,800	3,882
1	Russian Federation	4.875%	9/16/23	450	469
	Russian Federation	4.875%	9/16/23	5,800	6,045
	Russian Federation	4.750%	5/27/26	3,000	3,039
1	Russian Federation	4.250%	6/23/27	200	195
	Russian Federation	4.250%	6/23/27	2,200	2,143

	Russian Federation	12.750%	6/24/28	1,235	2,024
2	Russian Federation	7.500%	3/31/30	1,074	1,195
	Russian Federation	5.625%	4/4/42	4,400	4,719
	Russian Federation	5.875%	9/16/43	600	663
1	Russian Federation	5.250%	6/23/47	4,600	4,569
	Russian Federation	5.250%	6/23/47	2,600	2,582
	Russian Railways Via RZD Capital plc	5.700%	4/5/22	1,550	1,607
	Sberbank of Russia Via SB Capital SA	5.717%	6/16/21	2,000	2,071
	Sberbank of Russia Via SB Capital SA	6.125%	2/7/22	2,300	2,417
	Sberbank of Russia Via SB Capital SA	5.125%	10/29/22	224	225
	SCF Capital Designated Activity Co.	5.375%	6/16/23	400	404
	Vnesheconombank Via VEB Finance plc	6.902%	7/9/20	1,350	1,401
	Vnesheconombank Via VEB Finance plc	6.025%	7/5/22	1,225	1,259
	Vnesheconombank Via VEB Finance plc	5.942%	11/21/23	1,125	1,159
	Vnesheconombank Via VEB Finance plc	6.800%	11/22/25	1,275	1,365
	VTB Bank OJSC Via VTB Capital SA	6.551%	10/13/20	550	576
	VTB Bank OJSC Via VTB Capital SA	6.950%	10/17/22	1,925	1,981
Total Russia (Cost $61,923)					63,308
Saudi Arabia (4.0%)
Sovereign Bonds (4.0%)
1	Kingdom of Saudi Arabia	2.375%	10/26/21	3,400	3,268
	Kingdom of Saudi Arabia	2.375%	10/26/21	2,542	2,445
	Kingdom of Saudi Arabia	2.875%	3/4/23	400	384
1	Kingdom of Saudi Arabia	2.875%	3/4/23	2,400	2,307
1	Kingdom of Saudi Arabia	4.000%	4/17/25	4,375	4,375
1	Kingdom of Saudi Arabia	3.250%	10/26/26	5,440	5,130
	Kingdom of Saudi Arabia	3.625%	3/4/28	1,900	1,811
1	Kingdom of Saudi Arabia	3.625%	3/4/28	3,000	2,863
1	Kingdom of Saudi Arabia	4.500%	4/17/30	2,400	2,415
	Kingdom of Saudi Arabia	4.500%	10/26/46	6,185	5,829
1	Kingdom of Saudi Arabia	4.625%	10/4/47	1,900	1,816
	Kingdom of Saudi Arabia	4.625%	10/4/47	2,650	2,529
1	Kingdom of Saudi Arabia	5.000%	4/17/49	3,100	3,062
1	KSA Sukuk Ltd.	2.894%	4/20/22	2,800	2,722
	KSA Sukuk Ltd.	2.894%	4/20/22	1,300	1,263
9	KSA Sukuk Ltd.	3.628%	4/20/27	4,300	4,139
	Saudi Electricity Global Sukuk Co.	4.211%	4/3/22	625	637
	Saudi Electricity Global Sukuk Co. 2	3.473%	4/8/23	1,050	1,037
	Saudi Electricity Global Sukuk Co. 2	5.060%	4/8/43	700	693
	Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	1,950	1,972
1	Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	650	658
1	Saudi Electricity Global Sukuk Co. 3	5.500%	4/8/44	300	313
	Saudi Electricity Global Sukuk Co. 3	5.500%	4/8/44	500	521
Total Saudi Arabia (Cost $53,510)					52,189
Senegal (0.2%)
Sovereign Bonds (0.2%)
	Republic of Senegal	8.750%	5/13/21	500	547
	Republic of Senegal	6.250%	7/30/24	200	202
2	Republic of Senegal	6.250%	5/23/33	1,000	943
1,2	Republic of Senegal	6.750%	3/13/48	800	724
Total Senegal (Cost $2,552)					2,416
Serbia, Republic Of (0.3%)
Sovereign Bonds (0.3%)
	Republic of Serbia	4.875%	2/25/20	1,425	1,450

	Republic of Serbia	7.250%	9/28/21	1,950	2,132
Total Serbia, Republic Of (Cost $3,534)					3,582
South Africa (1.6%)
Sovereign Bonds (1.6%)
	Eskom Holdings SOC Ltd.	5.750%	1/26/21	2,200	2,166
	Eskom Holdings SOC Ltd.	6.750%	8/6/23	930	912
	Eskom Holdings SOC Ltd.	7.125%	2/11/25	300	292
1	Eskom Holdings SOC Ltd.	7.125%	2/11/25	200	194
	Republic of South Africa	5.500%	3/9/20	2,175	2,238
	Republic of South Africa	5.875%	5/30/22	1,071	1,134
	Republic of South Africa	4.665%	1/17/24	1,700	1,696
	Republic of South Africa	5.875%	9/16/25	2,400	2,502
	Republic of South Africa	4.850%	9/27/27	200	193
	Republic of South Africa	4.300%	10/12/28	1,950	1,774
	Republic of South Africa	5.875%	6/22/30	1,300	1,315
	Republic of South Africa	6.250%	3/8/41	753	770
	Republic of South Africa	5.375%	7/24/44	1,000	916
	Republic of South Africa	5.000%	10/12/46	950	832
	Republic of South Africa	5.650%	9/27/47	1,500	1,403
	Republic of South Africa	6.300%	6/22/48	1,000	997
1	Transnet SOC Ltd.	4.000%	7/26/22	1,025	984
	ZAR Sovereign Capital Fund Propriety Ltd.	3.903%	6/24/20	200	200
Total South Africa (Cost $21,139)					20,518
Sri Lanka (0.8%)
Sovereign Bonds (0.8%)
	Democratic Socialist Republic of Sri Lanka	6.250%	10/4/20	1,132	1,156
	Democratic Socialist Republic of Sri Lanka	6.250%	7/27/21	1,700	1,737
1	Democratic Socialist Republic of Sri Lanka	5.750%	4/18/23	1,400	1,384
	Democratic Socialist Republic of Sri Lanka	6.125%	6/3/25	700	682
	Democratic Socialist Republic of Sri Lanka	6.850%	11/3/25	700	706
	Democratic Socialist Republic of Sri Lanka	6.825%	7/18/26	1,600	1,607
	Democratic Socialist Republic of Sri Lanka	6.200%	5/11/27	2,000	1,925
1	Democratic Socialist Republic of Sri Lanka	6.750%	4/18/28	1,050	1,036
Total Sri Lanka (Cost $10,275)					10,233
Supranational (0.2%)
Sovereign Bonds (0.2%)
1	Africa Finance Corp.	4.375%	4/29/20	750	752
1	Africa Finance Corp.	3.875%	4/13/24	500	481
	African Export-Import Bank	4.000%	5/24/21	900	897
	African Export-Import Bank	4.125%	6/20/24	750	727
Total Supranational (Cost $2,929)					2,857
Suriname (0.0%)
Sovereign Bonds (0.0%)
2	Republic of Suriname	9.250%	10/26/26	300	294
Total Suriname (Cost $308)					294
Tajikistan (0.0%)
Sovereign Bonds (0.0%)
2	Republic of Tajikistan	7.125%	9/14/27	500	447
Total Tajikistan (Cost $450)					447
Thailand (0.1%)
Sovereign Bonds (0.1%)
2	Krung Thai Bank PCL	5.200%	12/26/24	650	657

PTT Public Co. Ltd.	4.500%	10/25/42	400	383
Total Thailand (Cost $1,027)				1,040
Trinidad And Tobago (0.2%)
Sovereign Bonds (0.2%)
1 Petroleum Co. of Trinidad & Tobago Ltd.	9.750%	8/14/19	700	696
1 Republic of Trinidad & Tobago	4.375%	1/16/24	400	398
Republic of Trinidad & Tobago	4.500%	8/4/26	1,300	1,268
Total Trinidad And Tobago (Cost $2,425)				2,362
Tunisia (0.1%)
Sovereign Bonds (0.1%)
Banque Centrale de Tunisie SA	5.750%	1/30/25	1,900	1,735
Total Tunisia (Cost $1,826)				1,735
Turkey (4.1%)
Sovereign Bonds (4.1%)
Export Credit Bank of Turkey	5.375%	2/8/21	200	191
1 Export Credit Bank of Turkey	5.375%	2/8/21	500	479
1 Export Credit Bank of Turkey	5.000%	9/23/21	400	373
1 Export Credit Bank of Turkey	4.250%	9/18/22	500	440
1 Export Credit Bank of Turkey	6.125%	5/3/24	900	805
Hazine Mustesarligi Varlik Kiralama AS	4.251%	6/8/21	1,250	1,196
Hazine Mustesarligi Varlik Kiralama AS	5.004%	4/6/23	500	467
1 Hazine Mustesarligi Varlik Kiralama AS	4.489%	11/25/24	800	713
Republic of Turkey	7.500%	11/7/19	1,216	1,245
Republic of Turkey	7.000%	6/5/20	2,730	2,774
Republic of Turkey	5.625%	3/30/21	1,901	1,872
Republic of Turkey	5.125%	3/25/22	1,925	1,843
Republic of Turkey	6.250%	9/26/22	2,354	2,328
Republic of Turkey	3.250%	3/23/23	1,801	1,574
Republic of Turkey	5.750%	3/22/24	2,550	2,413
Republic of Turkey	7.375%	2/5/25	2,600	2,642
Republic of Turkey	4.250%	4/14/26	2,750	2,293
Republic of Turkey	4.875%	10/9/26	3,300	2,830
Republic of Turkey	6.000%	3/25/27	2,950	2,707
Republic of Turkey	5.125%	2/17/28	900	773
Republic of Turkey	6.125%	10/24/28	900	822
Republic of Turkey	8.000%	2/14/34	1,840	1,895
Republic of Turkey	6.875%	3/17/36	3,998	3,668
Republic of Turkey	6.750%	5/30/40	2,410	2,163
Republic of Turkey	6.000%	1/14/41	3,580	2,949
Republic of Turkey	4.875%	4/16/43	4,119	2,981
Republic of Turkey	6.625%	2/17/45	850	740
Republic of Turkey	5.750%	5/11/47	4,550	3,555
1 TC Ziraat Bankasi AS	4.250%	7/3/19	200	197
1 TC Ziraat Bankasi AS	4.750%	4/29/21	800	744
TC Ziraat Bankasi AS	5.125%	5/3/22	900	813
Turkiye Halk Bankasi AS	3.875%	2/5/20	800	703
1 Turkiye Halk Bankasi AS	3.875%	2/5/20	400	352
Turkiye Halk Bankasi AS	4.750%	2/11/21	700	598
Turkiye Halk Bankasi AS	5.000%	7/13/21	200	169
1 Turkiye Halk Bankasi AS	5.000%	7/13/21	500	425
1 Turkiye Vakiflar Bankasi TAO	5.625%	5/30/22	500	446
Turkiye Vakiflar Bankasi TAO	6.000%	11/1/22	200	161
2 Turkiye Vakiflar Bankasi TAO	6.875%	2/3/25	200	167
2 Turkiye Vakiflar Bankasi TAO	8.000%	11/1/27	1,000	772

Total Turkey (Cost $61,864)					54,278
Ukraine (1.2%)
Sovereign Bonds (1.2%)
2	Oschadbank Via SSB #1 plc	9.625%	3/20/25	1,000	1,023
1	Oschadbank Via SSB #1 plc	9.625%	3/20/25	200	205
	Ukraine	7.750%	9/1/19	1,400	1,425
	Ukraine	7.750%	9/1/20	600	611
1	Ukraine	7.750%	9/1/20	378	385
	Ukraine	7.750%	9/1/21	240	245
1	Ukraine	7.750%	9/1/21	907	925
	Ukraine	7.750%	9/1/22	1,200	1,217
	Ukraine	7.750%	9/1/23	1,300	1,307
	Ukraine	7.750%	9/1/24	1,750	1,740
	Ukraine	7.750%	9/1/25	250	245
	Ukraine	7.750%	9/1/26	1,850	1,788
	Ukraine	7.750%	9/1/27	800	767
1,2	Ukraine	7.375%	9/25/32	2,900	2,635
2	Ukraine Government International Bond	7.375%	9/25/32	250	227
1,2	Ukraine Railways Via Shortline plc	9.875%	9/15/21	200	203
2	Ukreximbank Via Biz Finance plc	9.625%	4/27/22	350	360
2	Ukreximbank Via Biz Finance plc	9.750%	1/22/25	700	719
1,2	Ukreximbank Via Biz Finance plc	9.750%	1/22/25	200	205
Total Ukraine (Cost $15,869)					16,232
United Arab Emirates (4.7%)
Corporate Bonds (0.1%)
	First Gulf Bank PJSC	2.625%	2/24/20	900	888
Sovereign Bonds (4.6%)
1	Abu Dhabi Crude Oil Pipeline LLC	3.650%	11/2/29	800	766
1,2	Abu Dhabi Crude Oil Pipeline LLC	4.600%	11/2/47	2,250	2,182
1	Abu Dhabi National Energy Co. PJSC	6.250%	9/16/19	275	284
	Abu Dhabi National Energy Co. PJSC	3.625%	6/22/21	1,450	1,449
	Abu Dhabi National Energy Co. PJSC	5.875%	12/13/21	780	833
1	Abu Dhabi National Energy Co. PJSC	5.875%	12/13/21	200	213
1	Abu Dhabi National Energy Co. PJSC	3.625%	1/12/23	2,500	2,478
	Abu Dhabi National Energy Co. PJSC	3.625%	1/12/23	200	198
	Abu Dhabi National Energy Co. PJSC	3.875%	5/6/24	650	645
1	Abu Dhabi National Energy Co. PJSC	4.375%	6/22/26	1,000	1,001
1	Abu Dhabi National Energy Co. PJSC	4.875%	4/23/30	1,000	1,018
1	Abu Dhabi National Energy Co. PJSC	6.500%	10/27/36	425	510
	ADCB Finance Cayman Ltd.	2.625%	3/10/20	2,000	1,967
	ADCB Finance Cayman Ltd.	4.500%	3/6/23	425	430
1	DAE Funding LLC	4.000%	8/1/20	515	514
1	DAE Funding LLC	4.500%	8/1/22	800	788
1	DAE Funding LLC	5.000%	8/1/24	1,000	985
1	Dolphin Energy Ltd.	5.500%	12/15/21	820	864
	DP World Crescent Ltd.	3.908%	5/31/23	1,000	994
	DP World Ltd.	3.250%	5/18/20	1,250	1,243
1	DP World Ltd.	6.850%	7/2/37	1,540	1,815
	Dubai DOF Sukuk Ltd.	6.450%	5/2/22	200	218
1	Dubai Electricity & Water Authority	7.375%	10/21/20	1,975	2,138
	Emirate of Abu Dhabi	2.125%	5/3/21	2,065	1,997
	Emirate of Abu Dhabi	2.500%	10/11/22	400	384
1	Emirate of Abu Dhabi	2.500%	10/11/22	500	481
	Emirate of Abu Dhabi	3.125%	5/3/26	2,107	2,009
1	Emirate of Abu Dhabi	3.125%	5/3/26	1,400	1,335

	Emirate of Abu Dhabi	3.125%	10/11/27	600	565
1	Emirate of Abu Dhabi	3.125%	10/11/27	4,250	4,001
	Emirate of Abu Dhabi	4.125%	10/11/47	500	474
1	Emirate of Abu Dhabi	4.125%	10/11/47	3,500	3,320
	Emirate of Dubai	7.750%	10/5/20	1,200	1,303
	Emirate of Dubai	3.875%	1/30/23	1,100	1,102
	Emirate of Dubai	5.250%	1/30/43	200	194
1,2	Emirates Airline	4.500%	2/6/25	907	899
	Emirates NBD PJSC	3.250%	11/19/19	935	933
	Emirates Telecommunications Group Co.
	PJSC	3.500%	6/18/24	300	295
	First Abu Dhabi Bank PJSC	3.000%	8/13/19	1,300	1,299
	First Abu Dhabi Bank PJSC	2.250%	2/11/20	1,475	1,450
	ICD Sukuk Co. Ltd.	3.508%	5/21/20	250	249
	ICD Sukuk Co. Ltd.	5.000%	2/1/27	1,100	1,094
1	IPIC GMTN Ltd.	5.000%	11/15/20	1,400	1,451
	IPIC GMTN Ltd.	5.000%	11/15/20	250	259
1	IPIC GMTN Ltd.	5.500%	3/1/22	1,710	1,819
1	IPIC GMTN Ltd.	6.875%	11/1/41	800	1,057
1	MDC-GMTN BV	5.500%	4/20/21	450	472
1	MDC-GMTN BV	3.250%	4/28/22	200	197
	MDC-GMTN BV	3.250%	4/28/22	500	493
	MDC-GMTN BV	2.750%	5/11/23	250	238
	MDC-GMTN BV	3.000%	4/19/24	1,600	1,528
2	Medjool Ltd.	3.875%	3/19/23	189	188
	Noor Sukuk Co. Ltd.	2.788%	4/28/20	350	343
1	Oztel Holdings SPC Ltd.	5.625%	10/24/23	600	601
1	Oztel Holdings SPC Ltd.	6.625%	4/24/28	900	892
	RAK Capital	3.094%	3/31/25	700	659
2	Ruwais Power Co. PJSC	6.000%	8/31/36	600	659
	Sharjah Sukuk 2 Ltd.	3.839%	1/27/21	700	704
	Sharjah Sukuk Ltd.	3.764%	9/17/24	400	398
	Sharjah Sukuk Program Ltd.	4.226%	3/14/28	700	695
	Union National Bank PJSC	4.000%	3/13/23	900	895
1,2	Waha Aerospace BV	3.925%	7/28/20	296	297
					60,762
Total United Arab Emirates (Cost $62,883)					61,650
Uruguay (1.0%)
Sovereign Bonds (1.0%)
2	Oriental Republic of Uruguay	8.000%	11/18/22	348	394
2	Oriental Republic of Uruguay	4.500%	8/14/24	1,689	1,755
2	Oriental Republic of Uruguay	4.375%	10/27/27	2,205	2,266
	Oriental Republic of Uruguay	7.875%	1/15/33	546	736
2	Oriental Republic of Uruguay	7.625%	3/21/36	1,276	1,705
2	Oriental Republic of Uruguay	4.125%	11/20/45	750	697
2	Oriental Republic of Uruguay	5.100%	6/18/50	4,375	4,452
2	Oriental Republic of Uruguay	4.975%	4/20/55	850	849
Total Uruguay (Cost $12,405)					12,854
Venezuela (0.8%)
Sovereign Bonds (0.8%)
10	Bolivarian Republic of Venezuela	7.750%	10/13/19	2,656	710
10	Bolivarian Republic of Venezuela	6.000%	12/9/20	1,156	306
2,10 Bolivarian Republic of Venezuela		12.750%	8/23/22	3,355	935
10	Bolivarian Republic of Venezuela	9.000%	5/7/23	1,432	387
10	Bolivarian Republic of Venezuela	8.250%	10/13/24	2,829	757

10	Bolivarian Republic of Venezuela	7.650%	4/21/25	2,000	535
10	Bolivarian Republic of Venezuela	11.750%	10/21/26	2,227	635
10	Bolivarian Republic of Venezuela	9.250%	9/15/27	3,226	915
10	Bolivarian Republic of Venezuela	9.250%	5/7/28	940	254
2,10 Bolivarian Republic of Venezuela		11.950%	8/5/31	4,429	1,240
10	Bolivarian Republic of Venezuela	9.375%	1/13/34	1,900	551
10	Bolivarian Republic of Venezuela	7.000%	3/31/38	1,375	368
1	Citgo Holding Inc.	10.750%	2/15/20	1,720	1,832
	CITGO Petroleum Corp.	6.250%	8/15/22	100	101
1	CITGO Petroleum Corp.	6.250%	8/15/22	535	539
Total Venezuela (Cost $17,115)					10,065
Vietnam (0.2%)
Sovereign Bonds (0.2%)
	Socialist Republic of Vietnam	6.750%	1/29/20	709	738
	Socialist Republic of Vietnam	4.800%	11/19/24	1,275	1,291
Total Vietnam (Cost $2,039)					2,029
Zambia (0.2%)
Sovereign Bonds (0.2%)
	Republic of Zambia	5.375%	9/20/22	725	606
	Republic of Zambia	8.500%	4/14/24	1,000	901
1	Republic of Zambia	8.500%	4/14/24	450	406
2	Republic of Zambia	8.970%	7/30/27	1,100	986
Total Zambia (Cost $3,137)					2,899

				Shares
Money Market Fund (0.6%)
11	Vanguard Market Liquidity Fund (Cost
	$7,542)	2.145%		75,418	7,542
Total Money Market Fund (Cost $7,542)					7,542
Total Investments (98.9%) (Cost $1,331,934)					1,299,778
Other Assets and Liabilities-Net (1.1%)12					14,352
Net Assets (100%)					1,314,130

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the aggregate value of these securities was $240,868,000, representing 18.3% of net assets.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Guaranteed by the Republic of Azerbaijan.
4	Adjustable-rate security based upon 3-month USD LIBOR plus spread.
5	Guaranteed by the Republic of Hungary.
6	Guaranteed by the Republic of Indonesia.
7	Guaranteed by the Government of Mongolia.
8	Guaranteed by the Republic of the Philippines.
9	Guaranteed by the Kingdom of Saudi Arabia.
10	Non-income-producing security—security in default.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12	Cash of $119,000 has been segregated as initial margin for open futures contracts.

Emerging Markets Government Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2018	100	11,312	(11)
Ultra 10-Year U.S. Treasury Note	September 2018	87	11,059	(87)
				(98)

Short Futures Contracts
10-Year U.S. Treasury Note	September 2018	(117)	(13,972)	93
Ultra Long U.S. Treasury Bond	September 2018	(9)	(1,412)	15
2-Year U.S. Treasury Note	September 2018	(6)	(1,268)	7
30-Year U.S. Treasury Bond	September 2018	(7)	(1,000)	6
				121
				23

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Emerging Markets Government Bond Index Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of July 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Corporate Bonds	—	1,374	—
Sovereign Bonds	—	1,290,862	—
Temporary Cash Investments	7,542	—	—
Futures Contracts—Assets[1]	14	—	—
Futures Contracts—Liabilities[1]	(14)	—	—
Total	7,542	1,292,236	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At July 31, 2018, the cost of investment securities for tax purposes was $1,332,012,000. Net unrealized depreciation of investment securities for tax purposes was $32,234,000, consisting of unrealized gains of $13,226,000 on securities that had risen in value since their purchase and $45,460,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Global Minimum Volatility Fund

Schedule of Investments (unaudited)
As of July 31, 2018

		Market
		Value
	Shares	($000)
Common Stocks (99.3%)1
Australia (3.3%)
AGL Energy Ltd.	983,833	16,099
Wesfarmers Ltd.	367,202	13,502
Woolworths Group Ltd.	483,438	10,815
Sonic Healthcare Ltd.	548,436	10,638
Cochlear Ltd.	66,306	10,023
ASX Ltd.	141,615	6,915
Transurban Group	787,070	6,844
Stockland	2,204,185	6,811
Caltex Australia Ltd.	233,418	5,647
Woodside Petroleum Ltd.	115,122	3,086
GPT Group	514,397	1,976
Amcor Ltd.	176,247	1,973
Coca-Cola Amatil Ltd.	195,045	1,389
JB Hi-Fi Ltd.	75,108	1,331
Computershare Ltd.	97,458	1,319
Crown Resorts Ltd.	120,123	1,206
BWP Trust	383,701	944
Goodman Group	119,454	856
Northern Star Resources Ltd.	126,398	676
Charter Hall Retail REIT	191,055	587
		102,637
Austria (0.1%)
voestalpine AG	50,217	2,513
OMV AG	10,978	620
		3,133
Belgium (0.4%)
Colruyt SA	135,455	8,097
Elia System Operator SA NV	22,220	1,385
Sofina SA	5,842	1,059
Cofinimmo SA	5,895	772
Ackermans & van Haaren NV	2,298	419
		11,732
Brazil (0.8%)
Telefonica Brasil SA ADR	966,926	10,675
Ambev SA ADR	1,870,822	9,616
Ultrapar Participacoes SA ADR	283,674	3,115
^ TIM Participacoes SA ADR	117,950	1,936
		25,342
Canada (4.3%)
^ Dollarama Inc.	663,829	23,984
TELUS Corp.	543,164	19,854
BCE Inc.	464,284	19,730
^ Emera Inc.	608,272	19,709
Canadian Tire Corp. Ltd. Class A	81,280	11,070
Shaw Communications Inc. Class B	508,080	10,628
Intact Financial Corp.	95,668	7,298
Bank of Montreal	78,683	6,237

Pembina Pipeline Corp.	108,535	3,905
* CGI Group Inc. Class A	49,054	3,167
National Bank of Canada	60,737	2,977
Metro Inc.	38,536	1,299
Fortis Inc.	34,129	1,122
2 Hydro One Ltd.	53,573	783
		131,763
Chile (0.1%)
Enel Americas SA ADR	157,624	1,382
Cia Cervecerias Unidas SA ADR	30,786	838
Enel Chile SA ADR	152,793	802
Banco Santander Chile ADR	20,561	675
		3,697
China (1.4%)
China Mobile Ltd. ADR	550,909	25,028
* Ctrip.com International Ltd. ADR	238,838	9,828
New Oriental Education & Technology Group Inc. ADR	46,239	3,978
NetEase Inc. ADR	8,541	2,204
ZTO Express Cayman Inc. ADR	99,752	1,978
* China Biologic Products Holdings Inc.	8,243	841
		43,857
Denmark (0.5%)
Coloplast A/S Class B	51,189	5,583
Carlsberg A/S Class B	40,725	4,913
H Lundbeck A/S	45,017	3,258
* William Demant Holding A/S	23,381	1,118
Jyske Bank A/S	19,159	1,085
GN Store Nord A/S	14,361	685
		16,642
Finland (0.4%)
Elisa Oyj	92,895	4,034
Nokia Oyj	408,899	2,220
Fortum Oyj	68,278	1,715
Sampo Oyj Class A	22,611	1,148
Nokian Renkaat Oyj	22,391	971
Kesko Oyj Class B	17,152	963
		11,051
France (3.1%)
Hermes International	26,969	17,069
Thales SA	81,628	10,716
Capgemini SE	59,598	7,625
Sanofi	81,840	7,120
Accor SA	131,841	6,787
Pernod Ricard SA	40,624	6,545
Dassault Systemes SE	41,243	6,150
Veolia Environnement SA	249,840	5,701
Sodexo SA	40,591	4,496
Vivendi SA	129,704	3,360
Eiffage SA	26,030	2,909
Alstom SA	61,381	2,752
Publicis Groupe SA	42,340	2,702
Orange SA	146,416	2,495
Essilor International Cie Generale d'Optique SA	15,111	2,227
Lagardere SCA	50,000	1,459
Covivio	11,526	1,200

SCOR SE	28,753	1,119
Legrand SA	14,345	1,053
Ipsen SA	4,557	757
		94,242
Germany (2.9%)
Deutsche Post AG	356,181	12,582
HUGO BOSS AG	86,010	7,756
Henkel AG & Co. KGaA Preference Shares	56,350	7,071
MTU Aero Engines AG	32,501	6,892
Deutsche Telekom AG	334,037	5,523
Merck KGaA	50,401	5,181
Fresenius SE & Co. KGaA	56,165	4,330
2 Scout24 AG	82,088	4,271
Beiersdorf AG	30,239	3,525
E.ON SE	299,746	3,382
Fielmann AG	43,608	3,062
Hannover Rueck SE	21,608	2,882
Axel Springer SE	38,553	2,881
*,2 Delivery Hero SE	45,762	2,599
Aareal Bank AG	52,812	2,427
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,322	1,623
Fraport AG Frankfurt Airport Services Worldwide	15,970	1,594
Fresenius Medical Care AG & Co. KGaA	14,355	1,400
Brenntag AG	23,192	1,392
RHOEN-KLINIKUM AG	44,814	1,316
Freenet AG	43,292	1,241
Symrise AG	13,192	1,192
ProSiebenSat.1 Media SE	42,098	1,136
Rheinmetall AG	6,494	785
Evonik Industries AG	18,660	691
*,2 Zalando SE	11,772	675
Aurubis AG	8,146	667
		88,076
Hong Kong (1.9%)
CLP Holdings Ltd.	2,269,350	25,941
Hang Seng Bank Ltd.	424,500	11,569
Power Assets Holdings Ltd.	1,206,000	8,532
Yuexiu REIT	5,326,000	3,620
Want Want China Holdings Ltd.	3,487,000	2,890
Chow Tai Fook Jewellery Group Ltd.	1,969,600	1,949
CK Infrastructure Holdings Ltd.	217,500	1,615
China Mengniu Dairy Co. Ltd.	482,000	1,496
Tingyi Cayman Islands Holding Corp.	302,000	698
MTR Corp. Ltd.	104,500	586
		58,896
India (1.6%)
HDFC Bank Ltd. ADR	331,939	34,303
Infosys Ltd. ADR	424,978	8,576
Dr Reddy's Laboratories Ltd. ADR	160,635	5,017
2 Reliance Industries Ltd. GDR	26,708	913
		48,809
Indonesia (0.2%)
Telekomunikasi Indonesia Persero Tbk PT ADR	286,923	7,035

Ireland (0.2%)
Kerry Group plc Class A	30,950	3,287

* ICON plc	6,199	862
Kingspan Group plc	13,075	607
		4,756
Israel (0.2%)
Bank Hapoalim BM	679,226	4,804
Paz Oil Co. Ltd.	5,690	812
		5,616
Italy (0.9%)
Snam SPA	946,154	4,063
Eni SPA	180,000	3,465
Davide Campari-Milano SPA	326,166	2,748
^ UnipolSai Assicurazioni SPA	1,201,768	2,731
Moncler SPA	59,053	2,603
Mediobanca Banca di Credito Finanziario SPA	238,470	2,469
Recordati SPA	65,204	2,430
Terna Rete Elettrica Nazionale SPA	409,786	2,296
Assicurazioni Generali SPA	126,217	2,238
Atlantia SPA	43,161	1,278
		26,321
Japan (7.9%)
Canon Inc.	511,900	16,608
NTT DOCOMO Inc.	526,800	13,562
Japan Tobacco Inc.	472,000	13,433
NEC Corp.	473,400	13,151
Daiichi Sankyo Co. Ltd.	279,000	11,572
^ Skylark Holdings Co. Ltd.	720,000	10,472
Mitsubishi Tanabe Pharma Corp.	526,300	9,868
Sawai Pharmaceutical Co. Ltd.	164,600	7,782
Kagome Co. Ltd.	230,700	7,046
Seven & i Holdings Co. Ltd.	172,300	7,037
^ Yamada Denki Co. Ltd.	1,414,100	7,014
Otsuka Holdings Co. Ltd.	141,300	6,525
Chugoku Electric Power Co. Inc.	348,800	4,590
Taisho Pharmaceutical Holdings Co. Ltd.	37,700	4,271
Toyo Suisan Kaisha Ltd.	116,800	4,228
Unicharm Corp.	135,100	4,114
Lawson Inc.	67,100	4,029
Ryohin Keikaku Co. Ltd.	12,400	3,980
Astellas Pharma Inc.	239,100	3,900
KDDI Corp.	136,500	3,800
Toho Co. Ltd.	122,400	3,655
Nitori Holdings Co. Ltd.	22,600	3,406
Sumitomo Dainippon Pharma Co. Ltd.	174,400	3,384
Sankyo Co. Ltd.	81,700	3,220
Chugai Pharmaceutical Co. Ltd.	62,900	3,199
ABC-Mart Inc.	57,300	3,105
Nippon Telegraph & Telephone Corp.	59,700	2,761
Japan Airlines Co. Ltd.	72,100	2,662
Nissin Foods Holdings Co. Ltd.	37,100	2,560
Pigeon Corp.	52,200	2,513
Aozora Bank Ltd.	65,200	2,436
Japan Post Holdings Co. Ltd.	214,600	2,366
Takashimaya Co. Ltd.	276,000	2,311
K's Holdings Corp.	180,400	2,031
Isetan Mitsukoshi Holdings Ltd.	157,100	1,899
Nippon Steel & Sumitomo Metal Corp.	94,000	1,875

Shimamura Co. Ltd.	19,500	1,825
Shionogi & Co. Ltd.	32,400	1,768
Oriental Land Co. Ltd.	16,200	1,761
FUJIFILM Holdings Corp.	42,100	1,738
Sega Sammy Holdings Inc.	107,300	1,712
MOS Food Services Inc.	60,500	1,707
Fujitsu Ltd.	240,000	1,636
Rohto Pharmaceutical Co. Ltd.	51,000	1,534
Nisshin Seifun Group Inc.	77,500	1,519
Olympus Corp.	36,000	1,461
Calbee Inc.	43,300	1,436
Benesse Holdings Inc.	34,800	1,268
Hisamitsu Pharmaceutical Co. Inc.	17,100	1,252
Dentsu Inc.	28,500	1,197
NH Foods Ltd.	29,000	1,155
Ajinomoto Co. Inc.	65,000	1,151
Secom Co. Ltd.	14,800	1,131
Shimano Inc.	7,600	1,096
Sugi Holdings Co. Ltd.	18,200	977
Nippon Television Holdings Inc.	59,900	964
Kura Corp.	15,800	954
Mitsubishi Materials Corp.	32,200	916
Tsumura & Co.	27,900	907
MEIJI Holdings Co. Ltd.	11,400	896
Hamamatsu Photonics KK	19,000	806
Kamigumi Co. Ltd.	36,000	754
Marui Group Co. Ltd.	37,200	739
Kewpie Corp.	28,100	699
Fuji Media Holdings Inc.	41,900	689
MediPal Holdings Corp.	33,700	685
Bic Camera Inc.	45,200	682
Earth Corp.	13,200	666
Studio Alice Co. Ltd.	28,500	658
Nichirei Corp.	26,800	623
Konica Minolta Inc.	68,100	611
Yoshinoya Holdings Co. Ltd.	31,400	531
Sundrug Co. Ltd.	12,100	485
UACJ Corp.	20,900	453
		241,407
Mexico (0.4%)
Fomento Economico Mexicano SAB de CV ADR	121,291	11,903
Grupo Televisa SAB ADR	92,350	1,836
		13,739
Netherlands (0.6%)
Koninklijke Ahold Delhaize NV	464,796	11,820
Heineken NV	34,622	3,498
Akzo Nobel NV	16,056	1,483
Koninklijke KPN NV	366,626	1,060
		17,861

New Zealand (0.1%)
Spark New Zealand Ltd.	1,236,367	3,264

Norway (0.3%)
Orkla ASA	925,762	7,834

Singapore (0.6%)
Oversea-Chinese Banking Corp. Ltd.	814,348	6,938
United Overseas Bank Ltd.	306,300	6,091
Singapore Telecommunications Ltd.	1,339,900	3,162
Singapore Airlines Ltd.	140,540	1,020
Singapore Technologies Engineering Ltd.	267,000	672
Singapore Exchange Ltd.	121,900	667
		18,550
South Africa (0.1%)
AngloGold Ashanti Ltd. ADR	180,381	1,604

South Korea (1.9%)
KT Corp.	510,114	13,014
Korea Zinc Co. Ltd.	34,802	12,852
KT&G Corp.	78,615	7,772
SK Telecom Co. Ltd.	26,464	5,914
S-Oil Corp.	43,154	4,533
Maeil Dairies Co. Ltd.	33,866	2,464
GS Holdings Corp.	51,116	2,460
Samsung Fire & Marine Insurance Co. Ltd.	8,447	2,063
Woori Bank	101,757	1,538
Kangwon Land Inc.	64,885	1,507
Yuhan Corp.	5,881	1,174
Macquarie Korea Infrastructure Fund	106,880	865
Hyundai Department Store Co. Ltd.	6,499	573
		56,729
Spain (0.9%)
Merlin Properties Socimi SA	557,221	8,231
Enagas SA	223,907	6,260
Red Electrica Corp. SA	221,658	4,698
Endesa SA	133,354	3,084
Bankinter SA	213,493	2,059
Viscofan SA	15,824	1,091
Acerinox SA	65,321	944
Ebro Foods SA	40,418	875
Telefonica SA	68,529	616
Mediaset Espana Comunicacion SA	77,727	612
		28,470
Sweden (1.1%)
Swedish Match AB	418,420	22,874
Essity AB Class B	174,354	4,361
Tele2 AB	225,278	3,023
Telia Co. AB	450,547	2,167
^ ICA Gruppen AB	61,545	2,041
		34,466
Switzerland (3.5%)
Swisscom AG	49,515	23,247
Sonova Holding AG	112,820	20,800
Kuehne & Nagel International AG	108,640	17,339
Logitech International SA	301,217	13,247

Baloise Holding AG	54,703	8,531
Partners Group Holding AG	7,766	5,893
Straumann Holding AG	7,358	5,714
Swiss Prime Site AG	35,518	3,255
Flughafen Zurich AG	12,226	2,558
dormakaba Holding AG	2,472	1,584
Allreal Holding AG	9,242	1,438
Chocoladefabriken Lindt & Spruengli AG	178	1,227
Siegfried Holding AG	2,483	1,071
		105,904
Taiwan (1.2%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	636,628	26,236
Chunghwa Telecom Co. Ltd. ADR	212,819	7,336
United Microelectronics Corp. ADR	995,508	2,787
		36,359
United Kingdom (5.5%)
GlaxoSmithKline plc	1,172,613	24,356
Coca-Cola HBC AG	364,790	13,093
Informa plc	1,150,577	11,918
B&M European Value Retail SA	1,662,448	8,995
RSA Insurance Group plc	1,003,753	8,489
Royal Dutch Shell plc Class B	220,000	7,706
Smith & Nephew plc	436,406	7,556
Rightmove plc	112,262	7,172
Compass Group plc	273,047	5,873
Wm Morrison Supermarkets plc	1,636,272	5,611
Tate & Lyle plc	639,600	5,231
AstraZeneca plc	57,793	4,449
Legal & General Group plc	1,234,390	4,248
Segro plc	453,522	3,953
InterContinental Hotels Group plc	56,328	3,477
Pearson plc	265,908	3,221
British Land Co. plc	357,187	3,094
Tesco plc	858,633	2,932
2 Merlin Entertainments plc	532,359	2,752
DS Smith plc	395,029	2,610
SSE plc	157,578	2,582
Marks & Spencer Group plc	593,276	2,398
UDG Healthcare plc	205,596	2,263
WH Smith plc	82,727	2,089
Inchcape plc	208,142	1,926
Antofagasta plc	136,063	1,787
Croda International plc	25,289	1,706
Meggitt plc	217,708	1,628
BAE Systems plc	189,630	1,623
Centrica plc	625,777	1,223
Next plc	15,409	1,200
DCC plc	12,780	1,182
UK Commercial Property Trust Ltd.	899,207	1,026
* Indivior plc	234,263	940
Whitbread plc	17,712	910
ITV plc	419,590	907
St. James's Place plc	54,849	868
Randgold Resources Ltd.	11,346	840
F&C Commercial Property Trust Ltd.	434,498	834
Kingfisher plc	203,970	793

Schroders plc	18,169	742
Associated British Foods plc	22,516	725
Land Securities Group plc	58,496	723
TUI AG	29,315	627
Reckitt Benckiser Group plc	6,727	600
* BTG plc	62,378	434
Saga plc	229,498	374
		169,686
United States (52.9%)
Consumer Discretionary (6.1%)
Service Corp. International	461,123	18,145
* Madison Square Garden Co. Class A	49,190	15,356
Yum China Holdings Inc.	403,479	14,558
TJX Cos. Inc.	113,864	11,074
Omnicom Group Inc.	140,118	9,644
* Grand Canyon Education Inc.	81,993	9,555
* Bright Horizons Family Solutions Inc.	67,307	7,201
Ross Stores Inc.	81,351	7,113
John Wiley & Sons Inc. Class A	105,106	6,637
Pool Corp.	40,381	6,188
Twenty-First Century Fox Inc.	133,996	5,952
Darden Restaurants Inc.	53,265	5,696
Aramark	134,505	5,408
Vail Resorts Inc.	18,773	5,198
* Burlington Stores Inc.	33,660	5,144
Cable One Inc.	6,498	4,704
Churchill Downs Inc.	16,038	4,586
Hyatt Hotels Corp. Class A	56,778	4,442
VF Corp.	35,730	3,290
* Five Below Inc.	32,337	3,142
* ServiceMaster Global Holdings Inc.	53,676	3,059
Hasbro Inc.	28,527	2,842
Genuine Parts Co.	22,435	2,183
Dunkin' Brands Group Inc.	30,568	2,129
* Live Nation Entertainment Inc.	37,610	1,853
Choice Hotels International Inc.	21,749	1,688
Graham Holdings Co. Class B	2,838	1,586
New York Times Co. Class A	60,550	1,502
DSW Inc. Class A	54,312	1,490
Sonic Corp.	38,712	1,361
Extended Stay America Inc.	59,080	1,258
Cinemark Holdings Inc.	34,226	1,229
* Liberty Media Corp-Liberty Formula One	34,303	1,209
* Liberty Media Corp-Liberty SiriusXM C	25,431	1,201
Columbia Sportswear Co.	13,032	1,134
Texas Roadhouse Inc. Class A	17,927	1,127
* Liberty Media Corp-Liberty SiriusXM A	19,623	925
News Corp. Class A	57,416	865
Aaron's Inc.	18,457	799
Wolverine World Wide Inc.	19,535	691
Steven Madden Ltd.	12,630	683
Lithia Motors Inc. Class A	7,560	673
Callaway Golf Co.	32,446	624
Caleres Inc.	17,496	586
		185,730

Consumer Staples (3.9%)
3 Church & Dwight Co. Inc.	496,058	27,730
^ Vector Group Ltd.	774,692	14,293
Colgate-Palmolive Co.	200,380	13,427
3 Clorox Co.	61,405	8,300
3 Coca-Cola Co.	164,700	7,680
Kimberly-Clark Corp.	66,329	7,552
Costco Wholesale Corp.	30,000	6,561
Procter & Gamble Co.	73,366	5,934
Archer-Daniels-Midland Co.	111,641	5,388
Lancaster Colony Corp.	30,812	4,469
Sysco Corp.	66,363	4,460
Hershey Co.	33,995	3,339
Bunge Ltd.	46,355	3,204
Hormel Foods Corp.	72,386	2,604
J&J Snack Foods Corp.	8,387	1,216
Coca-Cola European Partners plc	27,089	1,117
Energizer Holdings Inc.	15,511	988
Lamb Weston Holdings Inc.	11,451	805
		119,067
Energy (0.2%)
ONEOK Inc.	71,694	5,050
Cabot Oil & Gas Corp.	48,040	1,129
		6,179
Financials (9.7%)
Starwood Property Trust Inc.	2,057,309	46,989
^ Blackstone Mortgage Trust Inc. Class A	1,008,267	33,414
Apollo Commercial Real Estate Finance Inc.	1,139,007	21,744
RenaissanceRe Holdings Ltd.	149,865	19,760
Washington Federal Inc.	463,461	15,549
4 Brown & Brown Inc.	478,518	14,001
AGNC Investment Corp.	642,093	12,502
Arthur J Gallagher & Co.	138,950	9,914
Marsh & McLennan Cos. Inc.	115,997	9,669
Torchmark Corp.	103,643	9,128
White Mountains Insurance Group Ltd.	9,281	8,474
Two Harbors Investment Corp.	530,706	8,226
Beneficial Bancorp Inc.	400,982	6,516
Capitol Federal Financial Inc.	455,900	5,959
New Residential Investment Corp.	311,204	5,567
Aon plc	38,384	5,510
ProAssurance Corp.	115,023	4,750
MFA Financial Inc.	500,947	4,033
American Financial Group Inc.	32,163	3,624
Commerce Bancshares Inc.	51,504	3,440
* Arch Capital Group Ltd.	110,409	3,374
TFS Financial Corp.	219,700	3,344
Oritani Financial Corp.	206,400	3,302
Chimera Investment Corp.	147,613	2,819
Annaly Capital Management Inc.	249,798	2,678
Willis Towers Watson plc	16,123	2,570
Northwest Bancshares Inc.	128,863	2,322
Bank of Hawaii Corp.	27,429	2,208
Capstead Mortgage Corp.	241,849	2,024
Invesco Mortgage Capital Inc.	114,359	1,897
People's United Financial Inc.	99,682	1,817

Everest Re Group Ltd.	7,759	1,694
Loews Corp.	32,594	1,655
Fidelity National Financial Inc.	38,990	1,579
Cullen/Frost Bankers Inc.	12,049	1,331
Old Republic International Corp.	61,254	1,305
Investors Bancorp Inc.	102,965	1,289
Alleghany Corp.	1,988	1,251
* Markel Corp.	1,051	1,230
Granite Point Mortgage Trust Inc.	54,907	1,043
WR Berkley Corp.	13,239	1,004
Hanover Insurance Group Inc.	6,124	768
Primerica Inc.	6,617	760
FNB Corp.	58,304	748
First Hawaiian Inc.	26,381	746
Old National Bancorp	32,114	625
Safety Insurance Group Inc.	6,600	605
Home BancShares Inc.	25,860	600
Cathay General Bancorp	14,272	594
PennyMac Mortgage Investment Trust	13,255	256
		296,207
Health Care (4.7%)
Quest Diagnostics Inc.	292,877	31,549
Chemed Corp.	81,173	25,653
Eli Lilly & Co.	109,666	10,836
Cigna Corp.	58,801	10,550
* Premier Inc. Class A	242,666	9,076
HCA Healthcare Inc.	52,583	6,532
* Laboratory Corp. of America Holdings	34,695	6,083
Humana Inc.	17,288	5,432
* Henry Schein Inc.	67,355	5,349
Pfizer Inc.	113,097	4,516
* Molina Healthcare Inc.	38,337	3,990
STERIS plc	29,223	3,345
* DaVita Inc.	45,209	3,177
* Centene Corp.	20,622	2,688
* WellCare Health Plans Inc.	9,794	2,619
Encompass Health Corp.	33,089	2,503
Universal Health Services Inc. Class B	19,682	2,403
* Varian Medical Systems Inc.	20,456	2,362
* Amedisys Inc.	23,131	2,166
West Pharmaceutical Services Inc.	14,204	1,557
* Tivity Health Inc.	24,816	836
* LHC Group Inc.	8,876	764
		143,986
Industrials (5.3%)
Expeditors International of Washington Inc.	429,090	32,684
Waste Management Inc.	276,960	24,926
Harris Corp.	108,243	17,855
3 Republic Services Inc. Class A	244,137	17,695
BWX Technologies Inc.	236,807	15,573
L3 Technologies Inc.	66,995	14,366
Rollins Inc.	206,167	11,327
Carlisle Cos. Inc.	51,603	6,339
Cintas Corp.	22,330	4,566
General Dynamics Corp.	20,100	4,015
* Teledyne Technologies Inc.	17,400	3,818

Hexcel Corp.	36,560	2,523
National Presto Industries Inc.	17,011	2,120
Macquarie Infrastructure Corp.	27,341	1,242
UniFirst Corp.	5,821	1,089
HEICO Corp.	10,113	772
* AerCap Holdings NV	12,912	725
MSA Safety Inc.	6,534	659
Deluxe Corp.	9,002	531
		162,825
Information Technology (10.1%)
Jack Henry & Associates Inc.	301,004	40,545
Amdocs Ltd.	586,199	39,615
Broadridge Financial Solutions Inc.	311,353	35,177
Fidelity National Information Services Inc.	272,519	28,105
3 Paychex Inc.	353,707	24,413
MAXIMUS Inc.	160,278	10,388
Motorola Solutions Inc.	78,062	9,469
* Fiserv Inc.	115,386	8,709
Automatic Data Processing Inc.	60,455	8,161
Amphenol Corp. Class A	82,408	7,706
* Tyler Technologies Inc.	34,004	7,651
Genpact Ltd.	247,023	7,505
Total System Services Inc.	73,312	6,711
* Synopsys Inc.	67,688	6,053
* ANSYS Inc.	35,199	5,944
* Gartner Inc.	36,480	4,940
Booz Allen Hamilton Holding Corp. Class A	102,212	4,832
FLIR Systems Inc.	74,832	4,385
Juniper Networks Inc.	156,113	4,112
* F5 Networks Inc.	22,708	3,892
Dolby Laboratories Inc. Class A	59,626	3,843
CA Inc.	79,929	3,534
InterDigital Inc.	41,765	3,443
* Black Knight Inc.	62,108	3,208
* Bottomline Technologies DE Inc.	52,255	2,817
CDK Global Inc.	43,763	2,733
Western Union Co.	135,346	2,729
* Check Point Software Technologies Ltd.	23,274	2,622
* ARRIS International plc	89,840	2,269
* EPAM Systems Inc.	15,136	1,971
Avnet Inc.	35,217	1,544
* Euronet Worldwide Inc.	14,108	1,297
* ExlService Holdings Inc.	19,412	1,158
* InterXion Holding NV	15,057	977
* ViaSat Inc.	13,617	958
* CoreLogic Inc.	17,606	857
* CommVault Systems Inc.	12,988	843
* CACI International Inc. Class A	4,783	838
* NetScout Systems Inc.	31,161	835
* Acxiom Corp.	20,112	815
* CyberArk Software Ltd.	11,373	690
* Viavi Solutions Inc.	58,513	592
		308,886
Materials (2.5%)
AptarGroup Inc.	269,622	27,618
Kaiser Aluminum Corp.	151,369	16,896

Sonoco Products Co.	199,070	11,112
Avery Dennison Corp.	64,931	7,446
Compass Minerals International Inc.	75,877	5,148
Newmont Mining Corp.	93,385	3,425
Royal Gold Inc.	39,633	3,353
Bemis Co. Inc.	42,690	1,960
Silgan Holdings Inc.	33,250	915
Sensient Technologies Corp.	8,876	616
		78,489
Real Estate (6.7%)
* Equity Commonwealth	718,656	23,169
Mid-America Apartment Communities Inc.	162,078	16,334
Highwoods Properties Inc.	283,495	13,922
Rayonier Inc.	379,328	13,280
PS Business Parks Inc.	84,267	10,767
4 Apple Hospitality REIT Inc.	529,293	9,522
Lamar Advertising Co. Class A	116,889	8,607
Equity LifeStyle Properties Inc.	88,087	8,015
UDR Inc.	175,503	6,753
4 Hudson Pacific Properties Inc.	187,041	6,408
Camden Property Trust	57,562	5,330
EastGroup Properties Inc.	52,849	5,038
Sun Communities Inc.	50,564	4,903
First Industrial Realty Trust Inc.	139,199	4,531
American Homes 4 Rent Class A	204,147	4,520
STAG Industrial Inc.	162,460	4,438
Gaming and Leisure Properties Inc.	112,776	4,096
WP Carey Inc.	60,088	3,929
Piedmont Office Realty Trust Inc. Class A	161,294	3,190
Life Storage Inc.	33,170	3,183
Empire State Realty Trust Inc.	175,348	2,923
Healthcare Realty Trust Inc.	97,524	2,897
Douglas Emmett Inc.	72,573	2,819
National Health Investors Inc.	37,412	2,800
Cousins Properties Inc.	262,880	2,450
Rexford Industrial Realty Inc.	78,188	2,396
Liberty Property Trust	49,083	2,104
AvalonBay Communities Inc.	10,754	1,902
Weyerhaeuser Co.	49,320	1,686
Healthcare Trust of America Inc. Class A	61,219	1,672
Invitation Homes Inc.	67,685	1,564
Medical Properties Trust Inc.	106,807	1,539
^ National Retail Properties Inc.	33,465	1,493
* CorePoint Lodging Inc.	58,159	1,469
Duke Realty Corp.	50,390	1,467
CubeSmart	47,614	1,446
Outfront Media Inc.	64,294	1,366
Terreno Realty Corp.	35,620	1,315
Forest City Realty Trust Inc. Class A	50,900	1,271
Kilroy Realty Corp.	17,238	1,257
Urstadt Biddle Properties Inc. Class A	40,998	913
Corporate Office Properties Trust	25,619	762
Brandywine Realty Trust	45,892	757
Alexandria Real Estate Equities Inc.	5,878	749
Ryman Hospitality Properties Inc.	8,425	716
Hospitality Properties Trust	24,687	698
VEREIT Inc.	82,255	628

Universal Health Realty Income Trust	8,800	592
Paramount Group Inc.	38,100	588
204,174
Telecommunication Services (0.1%)
*	Zayo Group Holdings Inc.	57,030	2,115
*	Vonage Holdings Corp.	51,969	666
2,781
Utilities (3.6%)
3	IDACORP Inc.	201,663	19,005
NorthWestern Corp.	183,765	10,903
ALLETE Inc.	132,946	10,307
Hawaiian Electric Industries Inc.	258,332	9,086
Portland General Electric Co.	182,616	8,283
MDU Resources Group Inc.	253,723	7,358
3	Southern Co.	133,667	6,496
OGE Energy Corp.	176,784	6,407
DTE Energy Co.	44,247	4,803
Ameren Corp.	77,003	4,779
FirstEnergy Corp.	119,247	4,225
CMS Energy Corp.	77,812	3,761
WEC Energy Group Inc.	51,120	3,393
NiSource Inc.	117,675	3,081
Pinnacle West Capital Corp.	37,117	2,985
Eversource Energy	36,445	2,213
Alliant Energy Corp.	47,673	2,048
*	Evergy Inc.	21,457	1,203
El Paso Electric Co.	14,313	892
Black Hills Corp.	13,028	781
112,009
Total United States	1,620,333
Total Common Stocks (Cost $2,695,630)	3,039,811
Coupon	Shares
Temporary Cash Investments (2.4%)1
Money Market Fund (2.3%)
5,6 Vanguard Market Liquidity Fund	2.145%	720,994	72,100

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.1%)
United States Treasury Bill	1.941%	9/27/18	500	499
United States Treasury Bill	1.946%	10/4/18	750	747
United States Treasury Bill	2.088%	12/27/18	1,000	991
2,237
Total Temporary Cash Investments (Cost $74,336)	74,337
Total Investments (101.7%) (Cost $2,769,966)	3,114,148
Other Assets and Liabilities-Net (-1.7%)6	(52,885)
Net Assets (100%)	3,061,263

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $57,285,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.7% and 2.0%, respectively, of net assets.

2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the aggregate value of these securities was $11,993,000, representing 0.4% of net assets.
3	Securities with a value of $1,377,000 have been segregated as collateral for open forward currency contracts.
4	Securities with a value of $1,407,000 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Includes $62,190,000 of collateral received for securities on loan. ADR—American Depositary Receipt.
GDR—Global Depositary Receipt. REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts

E-mini S&P 500 Index	September 2018	60	8,451	(49)
Topix Index	September 2018	5	781	(13)
Dow Jones EURO STOXX 50 Index	September 2018	34	1,402	25
FTSE 100 Index	September 2018	14	1,415	49
S&P ASX 200 Index	September 2018	6	693	16
				28

Unrealized appreciation (depreciation) on open futures contracts, except for Topix Index and S&P ASX 200 Index, is required to be treated as realized gain (loss) for tax purposes. Unrealized appreciation (depreciation) Topix Index and for S&P ASX 200 Index futures contracts is generally treated the same for financial reporting and tax purposes.

Forward Currency Contracts
				Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	8/15/18	USD	275,221	EUR	234,314	898
Goldman Sachs International	8/15/18	USD	236,987	JPY	26,310,088	1,437
Goldman Sachs International	8/15/18	USD	173,751	GBP	130,660	2,139
BNP Paribas	8/15/18	USD	130,487	CAD	171,283	(1,221)

Global Minimum Volatility Fund

Toronto-Dominion Bank	8/15/18	USD	101,973	CHF	101,131	(299)
Toronto-Dominion Bank	8/15/18	USD	98,948	AUD	132,788	284
BNP Paribas	8/15/18	USD	79,984	HKD	627,434	17
BNP Paribas	8/16/18	USD	54,888	KRW	61,231,750	132
Toronto-Dominion Bank	8/16/18	USD	49,816	INR	3,439,768	(235)
Toronto-Dominion Bank	8/15/18	USD	34,696	TWD	1,053,984	237
Goldman Sachs International	8/15/18	USD	31,748	SEK	277,606	138
Goldman Sachs International	8/15/18	USD	25,476	BRL	98,635	(754)
BNP Paribas	8/15/18	USD	18,659	SGD	25,294	74
Goldman Sachs International	8/15/18	USD	12,945	DKK	82,215	27
BNP Paribas	8/15/18	USD	12,059	MXN	231,666	(338)
Goldman Sachs International	8/15/18	USD	9,346	JPY	1,052,608	(77)
Goldman Sachs International	8/15/18	USD	9,053	NOK	72,751	128
Deutsche Bank AG	8/15/18	USD	7,824	IDR	112,783,160	16
Goldman Sachs International	8/15/18	USD	7,646	EUR	6,566	(41)
Goldman Sachs International	8/15/18	USD	5,385	ILS	19,579	48
Goldman Sachs International	8/15/18	USD	4,429	EUR	3,772	13
BNP Paribas	8/16/18	USD	3,582	CLP	2,337,051	(84)
Goldman Sachs International	8/15/18	USD	3,435	HKD	26,947	1
Goldman Sachs International	8/15/18	USD	3,201	NZD	4,691	3
Deutsche Bank AG	8/15/18	USD	3,103	DKK	19,705	7
Goldman Sachs International	8/15/18	USD	3,048	AUD	4,090	8
Goldman Sachs International	8/15/18	USD	1,979	CHF	1,962	(6)
Goldman Sachs International	8/15/18	USD	1,161	MXN	22,327	(33)
BNP Paribas	8/15/18	USD	1,016	SEK	8,880	4
BNP Paribas	8/15/18	USD	745	ZAR	10,025	(14)
Credit Suisse International	8/15/18	USD	125	ILS	455	1
						2,510
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
CLP—Chilean peso.

Global Minimum Volatility Fund

DKK—Danish krone.
EUR—Euro.
GBP—British pound.
HKD—Hong Kong dollar.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
NOK—Norwegian krone.
NZD—New Zealand dollar.
SEK—Swedish krona.
SGD—Singapore dollar.
TWD—Taiwanese dollar.
USD—U.S. dollar.
ZAR—South African rand.

Unrealized appreciation (depreciation) on open forward currency contracts, except for the Hong Kong Dollar, Taiwanese Dollar, Singapore Dollar, Danish Krone, Indonesian Rupiah, is treated as realized gain (loss) for tax purposes.

At July 31, 2018, the counterparties had deposited in segregated accounts securities with a value of $1,813,000 and cash of $870,000 in connection with open forward currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Global Minimum Volatility Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of July 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—United States	1,620,333	—	—
Common Stocks—International	312,155	1,107,323	—
Temporary Cash Investments	72,100	2,237	—
Futures Contracts—Assets[1]	65	—	—
Futures Contracts—Liabilities[1]	(9)	—	—
Forward Currency Contracts—Assets	—	5,612	—
Forward Currency Contracts—Liabilities	—	(3,102)	—
Total	2,004,644	1,112,070	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the

Global Minimum Volatility Fund

net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. At July 31, 2018, the cost of investment securities for tax purposes was $2,773,080,000. Net unrealized appreciation of investment securities for tax purposes was $341,068,000, consisting of unrealized gains of $403,313,000 on securities that had risen in value since their purchase and $62,245,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard International High Dividend Yield Index Fund

Schedule of Investments (unaudited)
As of July 31, 2018

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)1
Australia (7.7%)
Commonwealth Bank of Australia	203,496	11,332
BHP Billiton Ltd.	372,002	9,715
Westpac Banking Corp.	396,047	8,670
Australia & New Zealand Banking Group Ltd.	336,918	7,324
National Australia Bank Ltd.	315,235	6,637
Wesfarmers Ltd.	130,247	4,789
Woolworths Group Ltd.	150,356	3,364
Macquarie Group Ltd.	36,055	3,290
Woodside Petroleum Ltd.	107,194	2,873
Rio Tinto Ltd.	47,053	2,844
Transurban Group	256,010	2,226
Insurance Australia Group Ltd.	279,673	1,672
Suncorp Group Ltd.	148,169	1,649
South32 Ltd.	601,366	1,600
Amcor Ltd.	131,532	1,472
Brambles Ltd.	185,397	1,362
AGL Energy Ltd.	75,080	1,229
QBE Insurance Group Ltd.	156,961	1,179
ASX Ltd.	22,475	1,097
Telstra Corp. Ltd.	474,676	1,001
LendLease Group	66,254	991
Sonic Healthcare Ltd.	50,606	982
APA Group	135,320	971
AMP Ltd.	340,106	860
Tabcorp Holdings Ltd.	212,883	739
Aurizon Holdings Ltd.	215,389	729
Caltex Australia Ltd.	29,988	725
Medibank Pvt Ltd.	313,152	724
Sydney Airport	132,273	695
Boral Ltd.	136,984	677
Alumina Ltd.	303,761	640
Challenger Ltd.	68,287	632
Fortescue Metals Group Ltd.	185,401	603
Incitec Pivot Ltd.	204,304	576
Bendigo & Adelaide Bank Ltd.	55,297	482
Crown Resorts Ltd.	43,913	441
Coca-Cola Amatil Ltd.	61,855	441
Bank of Queensland Ltd.	52,323	433
Orora Ltd.	152,055	410
Atlas Arteria Ltd.	82,723	402
CIMIC Group Ltd.	11,027	397
Downer EDI Ltd.	72,071	396
Qantas Airways Ltd.	78,410	392
Healthscope Ltd.	213,083	346
Adelaide Brighton Ltd.	64,386	330
Whitehaven Coal Ltd.	79,127	320
AusNet Services	263,202	319
IOOF Holdings Ltd.	46,441	316
Magellan Financial Group Ltd.	16,357	300

Sims Metal Management Ltd.	20,257	259
DuluxGroup Ltd.	38,095	217
Metcash Ltd.	105,620	206
CSR Ltd.	48,905	154
Fairfax Media Ltd.	229,827	139
Perpetual Ltd.	3,923	127
^ Harvey Norman Holdings Ltd.	48,071	127
Platinum Asset Management Ltd.	24,430	100
James Hardie Industries plc	602	10
Orica Ltd.	530	7
		92,940
Austria (0.2%)
Erste Group Bank AG	32,822	1,418
ANDRITZ AG	8,610	488
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,048	115
		2,021
Belgium (1.3%)
Anheuser-Busch InBev SA/NV	88,560	9,012
KBC Group NV	31,661	2,431
Ageas	22,075	1,184
Solvay SA Class A	8,193	1,122
Groupe Bruxelles Lambert SA	8,485	901
Proximus SADP	15,821	388
bpost SA	10,960	173
* Telenet Group Holding NV	80	4
		15,215
Brazil (1.7%)
Itau Unibanco Holding SA ADR	281,521	3,375
Ambev SA ADR	414,190	2,129
Banco Bradesco SA ADR	240,157	1,941
Itausa - Investimentos Itau SA Preference Shares	505,253	1,403
Banco do Brasil SA	120,290	1,042
Banco Bradesco SA	128,627	956
Banco Bradesco SA Preference Shares	112,429	915
Itau Unibanco Holding SA Preference Shares	75,120	901
BB Seguridade Participacoes SA	81,900	534
Ultrapar Participacoes SA	48,000	520
Kroton Educacional SA	171,010	515
Telefonica Brasil SA ADR	44,577	492
Banco Santander Brasil SA	48,500	471
Cielo SA	122,100	467
Klabin SA	83,400	449
Ambev SA	84,100	435
CCR SA	130,863	367
Cia de Saneamento Basico do Estado de Sao Paulo	43,400	289
Cosan SA	21,700	213
Petrobras Distribuidora SA	37,600	195
Cia Energetica de Minas Gerais ADR	91,056	191
Braskem SA ADR	6,590	191
Bradespar SA Preference Shares	21,800	189
IRB Brasil Resseguros S/A	12,800	182
Qualicorp Consultoria e Corretora de Seguros SA	31,900	170
Braskem SA Preference Shares	11,200	163
Transmissora Alianca de Energia Eletrica SA	28,000	151
Engie Brasil Energia SA	15,000	149
EDP - Energias do Brasil SA	28,550	104

Smiles Fidelidade SA	7,600	104
Sao Martinho SA	17,800	93
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	5,502	90
* Centrais Eletricas Brasileiras SA ADR	17,247	87
Banco BTG Pactual SA	15,729	83
Banco do Estado do Rio Grande do Sul SA Preference Shares	16,000	67
AES Tiete Energia SA	22,721	61
Cia Paranaense de Energia Preference Shares	10,700	58
* Centrais Eletricas Brasileiras SA Preference Shares	11,000	57
Telefonica Brasil SA Preference Shares	4,300	47
Multiplus SA	6,200	46
Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	717	11
Cia Energetica de Minas Gerais Preference Shares	4,557	10
Cia Paranaense de Energia ADR	996	5
Cia Energetica de Minas Gerais	957	2
		19,920
Canada (6.8%)
Royal Bank of Canada	167,264	13,057
Toronto-Dominion Bank	213,294	12,653
Bank of Nova Scotia	140,745	8,341
Enbridge Inc.	197,052	6,998
Bank of Montreal	74,617	5,915
Canadian Imperial Bank of Commerce	53,150	4,851
TransCanada Corp.	101,758	4,577
Manulife Financial Corp.	230,201	4,275
Sun Life Financial Inc.	70,554	2,885
Pembina Pipeline Corp.	58,991	2,122
Rogers Communications Inc. Class B	40,774	2,079
National Bank of Canada	39,706	1,947
Fortis Inc.	48,250	1,586
BCE Inc.	33,541	1,425
Thomson Reuters Corp.	32,812	1,362
Power Corp. of Canada	46,122	1,049
Shaw Communications Inc. Class B	49,307	1,031
Inter Pipeline Ltd.	44,484	848
TELUS Corp.	22,945	839
Great-West Lifeco Inc.	31,933	789
Power Financial Corp.	28,186	661
^ CI Financial Corp.	31,994	559
2 Hydro One Ltd.	37,531	548
ARC Resources Ltd.	38,612	459
^ Crescent Point Energy Corp.	61,682	421
Canadian Utilities Ltd. Class A	13,394	334
IGM Financial Inc.	8,681	261
		81,872
Chile (0.2%)
Banco Santander Chile ADR	18,751	615
Sociedad Quimica y Minera de Chile SA Preference Shares Class B	11,381	550
Enel Americas SA ADR	60,221	528
Banco de Chile	3,342,981	520
Enel Chile SA	1,811,310	193
Colbun SA	736,603	164
Aguas Andinas SA Class A	268,363	156
Enel Chile SA ADR	21,295	112
AES Gener SA	403,703	107

	Enel Americas SA	207,067	37
			2,982
China (5.4%)
	China Construction Bank Corp.	10,313,000	9,429
	Industrial & Commercial Bank of China Ltd.	9,194,000	6,833
	China Mobile Ltd.	613,500	5,542
	Bank of China Ltd.	8,924,000	4,216
	CNOOC Ltd.	1,826,000	3,059
	China Petroleum & Chemical Corp.	2,925,000	2,812
	Agricultural Bank of China Ltd.	3,626,000	1,762
	China Merchants Bank Co. Ltd.	438,500	1,720
	China Overseas Land & Investment Ltd.	454,000	1,430
	Country Garden Holdings Co. Ltd.	840,000	1,309
	China Pacific Insurance Group Co. Ltd.	291,600	1,141
	China Resources Land Ltd.	306,000	1,122
	PICC Property & Casualty Co. Ltd.	813,000	919
*	China Evergrande Group	331,000	919
	China Shenhua Energy Co. Ltd.	402,000	911
	Sunac China Holdings Ltd.	250,000	817
	CITIC Ltd.	560,000	794
	Hengan International Group Co. Ltd.	85,371	760
	China Telecom Corp. Ltd.	1,544,000	730
	ANTA Sports Products Ltd.	142,000	725
	Bank of Communications Co. Ltd.	920,000	666
	China CITIC Bank Corp. Ltd.	1,012,320	652
	China Minsheng Banking Corp. Ltd.	822,600	612
	Guangdong Investment Ltd.	326,000	562
	China Communications Construction Co. Ltd.	491,000	544
	Lenovo Group Ltd.	900,000	501
	China Vanke Co. Ltd.	150,208	481
	Longfor Group Holdings Ltd.	165,000	465
	China Resources Power Holdings Co. Ltd.	240,000	464
	Huaneng Power International Inc.	540,000	407
	Shimao Property Holdings Ltd.	135,000	384
	Guangzhou Automobile Group Co. Ltd.	368,000	346
2	CGN Power Co. Ltd.	1,303,000	346
	China Cinda Asset Management Co. Ltd.	1,212,000	341
	China Merchants Port Holdings Co. Ltd.	154,000	319
	China Jinmao Holdings Group Ltd.	648,000	313
*,2 Huatai Securities Co. Ltd.		197,000	311
	Weichai Power Co. Ltd.	246,000	301
	China Resources Cement Holdings Ltd.	254,000	290
	Yanzhou Coal Mining Co. Ltd.	232,000	290
2	China Huarong Asset Management Co. Ltd.	1,130,000	288
	Great Wall Motor Co. Ltd.	397,500	287
	Beijing Enterprises Water Group Ltd.	524,000	286
	Sinopec Shanghai Petrochemical Co. Ltd.	454,000	273
	Kingboard Holdings Ltd.	76,000	266
	GF Securities Co. Ltd.	183,800	258
	Zijin Mining Group Co. Ltd.	688,000	255
	Agile Group Holdings Ltd.	164,000	253
	Far East Horizon Ltd.	247,000	238
	China State Construction International Holdings Ltd.	198,000	236
	CIFI Holdings Group Co. Ltd.	358,000	234
2	China Galaxy Securities Co. Ltd.	421,000	218
	Nine Dragons Paper Holdings Ltd.	174,000	216
	Shenzhen International Holdings Ltd.	115,000	212

China Reinsurance Group Corp.	946,000	198
Guangzhou R&F Properties Co. Ltd.	109,600	197
Chongqing Rural Commercial Bank Co. Ltd.	322,000	197
Shanghai Industrial Holdings Ltd.	80,000	187
2 Fuyao Glass Industry Group Co. Ltd.	49,600	180
China Everbright Bank Co. Ltd.	407,000	179
COSCO SHIPPING Ports Ltd.	188,000	177
Zhejiang Expressway Co. Ltd.	202,000	172
2 Dali Foods Group Co. Ltd.	193,500	162
Kingboard Laminates Holdings Ltd.	135,000	162
Jiangsu Expressway Co. Ltd.	130,000	158
Sino-Ocean Group Holding Ltd.	279,500	158
* Country Garden Services Holdings Co. Ltd.	95,402	156
China Power International Development Ltd.	611,370	152
Lee & Man Paper Manufacturing Ltd.	155,000	151
China Communications Services Corp. Ltd.	236,000	150
Shenzhen Investment Ltd.	414,000	149
2 BAIC Motor Corp. Ltd.	179,000	149
Yangzijiang Shipbuilding Holdings Ltd.	212,500	148
KWG Property Holding Ltd.	128,500	147
2 Sinopec Engineering Group Co. Ltd.	135,500	138
China Everbright Ltd.	76,000	134
Yuexiu Property Co. Ltd.	660,000	126
Logan Property Holdings Co. Ltd.	98,000	123
Chongqing Changan Automobile Co. Ltd. Class B	132,400	116
SOHO China Ltd.	245,500	116
2 China Merchants Securities Co. Ltd.	80,400	103
Sinotruk Hong Kong Ltd.	63,000	89
Sinotrans Ltd.	185,000	86
Yantai Changyu Pioneer Wine Co. Ltd. Class B	30,500	82
China Dongxiang Group Co. Ltd.	419,000	69
China BlueChemical Ltd.	176,000	65
Yanlord Land Group Ltd.	56,600	63
Huadian Power International Corp. Ltd.	134,000	63
Metallurgical Corp. of China Ltd.	213,000	62
Shenzhen Expressway Co. Ltd.	60,000	54
COSCO SHIPPING Energy Transportation Co. Ltd.	120,000	52
China Zhongwang Holdings Ltd.	102,400	50
Huadian Fuxin Energy Corp. Ltd.	190,000	45
China Machinery Engineering Corp.	84,000	45
Anhui Expressway Co. Ltd.	74,000	44
China South City Holdings Ltd.	220,000	43
Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	18,600	42
2 Red Star Macalline Group Corp. Ltd.	29,357	35
Beijing Jingneng Clean Energy Co. Ltd.	122,000	27
Weifu High-Technology Group Co. Ltd. Class B	5,500	11
Beijing Enterprises Holdings Ltd.	1,000	5
		64,282
Colombia (0.1%)
Bancolombia SA ADR	13,286	610
Ecopetrol SA ADR	26,859	574
Grupo Aval Acciones y Valores Preference Shares	264,009	105
Ecopetrol SA	19,170	20
Bancolombia SA Preference Shares	306	3
		1,312

Czech Republic (0.1%)
CEZ AS	18,223	479
Komercni banka as	9,916	430
2 Moneta Money Bank AS	61,234	210
O2 Czech Republic AS	5,665	67
Philip Morris CR AS	74	51
		1,237
Denmark (0.4%)
Danske Bank A/S	75,115	2,183
Pandora A/S	12,356	877
ISS A/S	21,858	817
H Lundbeck A/S	6,454	467
Tryg A/S	12,856	315
		4,659
Egypt (0.0%)
ElSewedy Electric Co.	9,292	97
* Egyptian Financial Group-Hermes Holding Co.	97,887	95
Telecom Egypt Co.	45,428	36
		228
Finland (1.3%)
Nokia Oyj	645,407	3,503
Sampo Oyj Class A	56,163	2,853
Kone Oyj Class B	44,813	2,450
UPM-Kymmene Oyj	61,270	2,173
Fortum Oyj	48,709	1,224
Stora Enso Oyj	63,708	1,051
Elisa Oyj	16,124	700
Nokian Renkaat Oyj	15,506	673
Metso Oyj	13,193	483
Kesko Oyj Class B	8,267	464
Orion Oyj Class B	11,905	410
		15,984
France (6.4%)
TOTAL SA	291,939	19,042
Sanofi	125,362	10,906
BNP Paribas SA	124,842	8,099
AXA SA	221,974	5,593
Schneider Electric SE	59,066	4,741
Societe Generale SA	85,032	3,792
Orange SA	220,317	3,755
Engie SA	188,791	3,049
Cie Generale des Etablissements Michelin SCA	20,481	2,630
Renault SA	21,470	1,887
Credit Agricole SA	130,975	1,840
Publicis Groupe SA	23,513	1,501
Veolia Environnement SA	58,406	1,333
Carrefour SA	62,953	1,129
Edenred	27,380	1,074
Bouygues SA	24,185	1,062
SES SA Class A	39,207	783
SCOR SE	18,082	703
Natixis SA	95,972	688
Suez	41,512	587
2 Amundi SA	6,624	456
Eutelsat Communications SA	20,908	448
CNP Assurances	18,698	437

	Lagardere SCA	14,097	411
	Casino Guichard Perrachon SA	7,013	285
	Societe BIC SA	2,763	264
2	ALD SA	10,242	183
	Electricite de France SA	1,021	15
			76,693
Germany (6.1%)
	Siemens AG	88,600	12,505
	Allianz SE	51,010	11,286
	BASF SE	105,620	10,125
	Daimler AG	99,509	6,887
	Deutsche Telekom AG	376,984	6,233
	Deutsche Post AG	113,326	4,003
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	16,835	3,731
	Bayerische Motoren Werke AG	36,910	3,568
	Vonovia SE	58,991	2,855
	E.ON SE	250,210	2,823
	Porsche Automobil Holding SE Preference Shares	17,929	1,213
	Hannover Rueck SE	6,834	912
	LEG Immobilien AG	7,679	864
	ProSiebenSat.1 Media SE	26,273	709
	Uniper SE	22,514	703
	Volkswagen AG	3,973	686
	HUGO BOSS AG	7,424	669
	Evonik Industries AG	16,969	628
	Bayerische Motoren Werke AG Preference Shares	6,496	538
	MAN SE	3,968	445
	Telefonica Deutschland Holding AG	82,175	360
	RTL Group SA	4,561	340
2	Innogy SE ORD	7,579	337
	1&1 Drillisch AG	5,497	327
*,3 Innogy SE		7,579	325
	METRO AG	20,018	247
	Talanx AG	4,238	162
	CECONOMY AG	18,353	151
	Deutsche Lufthansa AG	307	9
	Axel Springer SE	68	5
			73,646
Greece (0.1%)
	Hellenic Telecommunications Organization SA	30,033	390
	OPAP SA	22,023	246
	Motor Oil Hellas Corinth Refineries SA	5,427	116
	Hellenic Petroleum SA	7,538	63
			815
Hong Kong (1.6%)
	Sun Hung Kai Properties Ltd.	164,000	2,572
	Hang Seng Bank Ltd.	84,300	2,297
	CLP Holdings Ltd.	189,000	2,160
	BOC Hong Kong Holdings Ltd.	416,000	2,019
	Sands China Ltd.	276,400	1,428
	Power Assets Holdings Ltd.	153,371	1,085
	New World Development Co. Ltd.	638,000	910
2	WH Group Ltd.	967,639	779
	Swire Pacific Ltd. Class A	64,000	695
	Sino Land Co. Ltd.	338,000	581
	CK Infrastructure Holdings Ltd.	76,500	568

Hang Lung Properties Ltd.	254,000	534
Wynn Macau Ltd.	167,200	494
Hysan Development Co. Ltd.	78,000	428
Kerry Properties Ltd.	72,500	368
NWS Holdings Ltd.	159,000	287
Xinyi Glass Holdings Ltd.	234,000	277
PCCW Ltd.	443,000	259
Hopewell Holdings Ltd.	71,000	252
VTech Holdings Ltd.	19,700	221
Li & Fung Ltd.	648,000	220
Yue Yuen Industrial Holdings Ltd.	80,500	217
2 BOC Aviation Ltd.	28,900	182
Lifestyle International Holdings Ltd.	55,000	109
Chow Tai Fook Jewellery Group Ltd.	99,200	98
Xinyi Solar Holdings Ltd.	322,800	96
Cafe de Coral Holdings Ltd.	38,000	96
Haitong International Securities Group Ltd.	202,000	91
SA Sa International Holdings Ltd.	132,000	70
Television Broadcasts Ltd.	22,000	68
Guotai Junan International Holdings Ltd.	264,000	62
Shun Tak Holdings Ltd.	138,000	56
3 Hopewell Highway Infrastructure Ltd.	93,500	55
CK Asset Holdings Ltd.	4,000	31
Wharf Real Estate Investment Co. Ltd.	2,000	15
Want Want China Holdings Ltd.	9,998	8
MTR Corp. Ltd.	1,000	6
		19,694
Hungary (0.0%)
MOL Hungarian Oil & Gas plc	48,937	480
Magyar Telekom Telecommunications plc	49,466	71
		551
India (0.4%)
Oil & Natural Gas Corp. Ltd.	388,602	939
Indiabulls Housing Finance Ltd.	37,248	707
Indian Oil Corp. Ltd.	249,204	600
Coal India Ltd.	143,001	545
Bharti Infratel Ltd.	100,315	420
Hindustan Petroleum Corp. Ltd.	82,781	345
Bharat Petroleum Corp. Ltd.	57,626	329
Rural Electrification Corp. Ltd.	66,805	114
NMDC Ltd.	69,825	107
Power Finance Corp. Ltd.	73,594	94
NHPC Ltd.	258,867	90
Oil India Ltd.	23,097	70
Great Eastern Shipping Co. Ltd.	1,629	7
		4,367
Indonesia (0.2%)
Telekomunikasi Indonesia Persero Tbk PT	5,635,100	1,397
Adaro Energy Tbk PT	1,596,900	211
Matahari Department Store Tbk PT	236,900	132
Bukit Asam Tbk PT	409,500	127
Tower Bersama Infrastructure Tbk PT	163,200	60
Media Nusantara Citra Tbk PT	477,100	33
Indocement Tunggal Prakarsa Tbk PT	2,600	3
		1,963

Ireland (0.0%)
Bank of Ireland Group plc	1,274	11

Israel (0.3%)
Bank Leumi Le-Israel BM	163,009	1,022
Bank Hapoalim BM	123,779	875
Israel Chemicals Ltd.	76,022	364
Bezeq The Israeli Telecommunication Corp. Ltd.	255,860	271
Mizrahi Tefahot Bank Ltd.	13,479	262
Delek Group Ltd.	532	76
Gazit-Globe Ltd.	7,951	73
* Shikun & Binui Ltd.	22,868	43
		2,986
Italy (2.2%)
Eni SPA	287,559	5,535
Enel SPA	904,205	5,037
Intesa Sanpaolo SPA (Registered)	1,507,019	4,618
Assicurazioni Generali SPA	149,345	2,648
Atlantia SPA	62,804	1,860
Snam SPA	260,168	1,117
Terna Rete Elettrica Nazionale SPA	162,380	910
Mediobanca Banca di Credito Finanziario SPA	66,929	693
FinecoBank Banca Fineco SPA	47,386	556
Intesa Sanpaolo SPA	168,329	536
2 Poste Italiane SPA	54,062	503
Telecom Italia SPA (Bearer)	697,347	464
Unione di Banche Italiane SPA	112,098	463
Italgas SPA	61,648	355
A2A SPA	184,824	339
^ UnipolSai Assicurazioni SPA	90,991	207
Banca Mediolanum SPA	26,712	192
UniCredit SPA	212	4
		26,037
Japan (7.6%)
Toyota Motor Corp.	297,100	19,529
Sumitomo Mitsui Financial Group Inc.	156,000	6,191
KDDI Corp.	207,300	5,771
Mizuho Financial Group Inc.	2,981,300	5,182
Mitsubishi Corp.	150,000	4,193
Japan Tobacco Inc.	139,100	3,959
Canon Inc.	119,500	3,877
NTT DOCOMO Inc.	146,100	3,761
Tokio Marine Holdings Inc.	78,500	3,735
Mitsui & Co. Ltd.	197,912	3,317
ITOCHU Corp.	161,600	2,869
JXTG Holdings Inc.	363,105	2,662
ORIX Corp.	147,200	2,384
Sumitomo Corp.	129,038	2,125
Nissan Motor Co. Ltd.	219,200	2,073
Subaru Corp.	69,900	2,043
MS&AD Insurance Group Holdings Inc.	58,000	1,777
Japan Post Holdings Co. Ltd.	152,152	1,678
Sumitomo Mitsui Trust Holdings Inc.	41,900	1,664
Resona Holdings Inc.	251,100	1,428
Daito Trust Construction Co. Ltd.	8,400	1,408
Marubeni Corp.	180,400	1,377

Kansai Electric Power Co. Inc.	83,300	1,186
Sekisui House Ltd.	65,971	1,125
Daiwa Securities Group Inc.	180,000	1,050
SBI Holdings Inc.	25,100	685
Japan Post Bank Co. Ltd.	50,000	600
Sojitz Corp.	143,600	521
Aozora Bank Ltd.	13,900	519
Chugoku Electric Power Co. Inc.	33,671	443
Lawson Inc.	5,700	342
DIC Corp.	9,000	294
Sankyo Co. Ltd.	5,400	213
Miraca Holdings Inc.	6,600	192
Aoyama Trading Co. Ltd.	5,000	165
Heiwa Corp.	7,200	162
Matsui Securities Co. Ltd.	15,600	156
Tokai Tokyo Financial Holdings Inc.	22,100	127
Hitachi Capital Corp.	4,300	115
SKY Perfect JSAT Holdings Inc.	15,500	74
Ricoh Co. Ltd.	1,000	10
Japan Airlines Co. Ltd.	200	7
Showa Shell Sekiyu KK	200	3
		90,992
Malaysia (0.6%)
Tenaga Nasional Bhd.	463,333	1,790
Malayan Banking Bhd.	528,997	1,278
CIMB Group Holdings Bhd.	741,400	1,068
Maxis Bhd.	318,500	454
DiGi.Com Bhd.	405,000	454
Petronas Gas Bhd.	85,300	394
Sime Darby Bhd.	423,900	264
MISC Bhd.	156,500	258
AMMB Holdings Bhd.	208,400	206
YTL Corp. Bhd.	509,068	169
British American Tobacco Malaysia Bhd.	16,300	138
Alliance Bank Malaysia Bhd.	134,800	133
Telekom Malaysia Bhd.	129,800	127
Westports Holdings Bhd.	134,900	123
YTL Power International Bhd.	317,848	95
2 Astro Malaysia Holdings Bhd.	162,500	73
		7,024
Mexico (0.6%)
Grupo Financiero Banorte SAB de CV	325,600	2,271
Wal-Mart de Mexico SAB de CV	599,700	1,752
Grupo Mexico SAB de CV Class B	415,800	1,307
Grupo Aeroportuario del Pacifico SAB de CV Class B	41,600	393
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
Santand Class B	184,400	311
Industrias Penoles SAB de CV	14,465	245
Promotora y Operadora de Infraestructura SAB de CV	23,200	240
Grupo Aeroportuario del Centro Norte SAB de CV Class B	37,900	231
Kimberly-Clark de Mexico SAB de CV Class A	90,200	166
Alpek SAB de CV	51,000	86
2 Nemak SAB de CV	68,200	56
Infraestructura Energetica Nova SAB de CV	1,000	5
		7,063

Netherlands (2.3%)
Unilever NV	174,645	10,075
ING Groep NV	449,556	6,872
Koninklijke Ahold Delhaize NV	141,599	3,601
NN Group NV	38,749	1,712
Aegon NV	199,563	1,316
2 ABN AMRO Group NV	47,334	1,310
Koninklijke KPN NV	387,182	1,119
Randstad NV	12,992	822
ASR Nederland NV	16,456	736
2 Signify NV	11,902	330
Koninklijke DSM NV	233	25
Boskalis Westminster	150	5
		27,923
New Zealand (0.2%)
Spark New Zealand Ltd.	223,332	590
Fletcher Building Ltd.	98,948	474
Auckland International Airport Ltd.	101,237	461
Contact Energy Ltd.	85,209	336
Meridian Energy Ltd.	152,697	327
SKYCITY Entertainment Group Ltd.	80,932	219
Mercury NZ Ltd.	82,195	188
SKY Network Television Ltd.	57,853	107
Air New Zealand Ltd.	45,430	100
		2,802
Norway (0.8%)
Equinor ASA	114,334	3,033
DNB ASA	124,244	2,502
Telenor ASA	81,719	1,599
Marine Harvest ASA	47,007	1,028
Orkla ASA	87,742	742
Aker BP ASA	12,782	457
Gjensidige Forsikring ASA	19,638	315
Yara International ASA	240	11
		9,687
Pakistan (0.0%)
Habib Bank Ltd.	67,575	97
Oil & Gas Development Co. Ltd.	74,800	91
Pakistan Petroleum Ltd.	43,200	74
Fauji Fertilizer Co. Ltd.	55,500	45
		307
Peru (0.1%)
Credicorp Ltd.	7,672	1,755

Philippines (0.1%)
PLDT Inc.	15,230	382
Manila Electric Co.	32,110	230
DMCI Holdings Inc.	494,100	110
Aboitiz Power Corp.	153,300	107
Globe Telecom Inc.	2,885	100
Semirara Mining & Power Corp. Class A	90,120	54
* Energy Development Corp.	74,488	7
		990
Poland (0.2%)
Polski Koncern Naftowy ORLEN SA	35,962	912

Powszechny Zaklad Ubezpieczen SA	66,214	761
Bank Polska Kasa Opieki SA	18,898	579
* Polskie Gornictwo Naftowe i Gazownictwo SA	205,169	310
Bank Handlowy w Warszawie SA	3,347	69
Asseco Poland SA	5,379	68
Budimex SA	1,305	45
Eurocash SA	7,777	39
		2,783
Portugal (0.2%)
Galp Energia SGPS SA	58,278	1,197
EDP - Energias de Portugal SA	257,236	1,049
		2,246
Qatar (0.5%)
Qatar National Bank QPSC	50,798	2,441
Industries Qatar QSC	22,820	781
Qatar Islamic Bank SAQ	13,237	484
Masraf Al Rayan QSC	42,048	448
Qatar Electricity & Water Co. QSC	5,714	299
Commercial Bank PQSC	25,061	281
Ooredoo QPSC	8,860	171
Qatar Gas Transport Co. Ltd.	36,009	166
Barwa Real Estate Co.	13,138	131
Doha Bank QPSC	16,287	114
Qatar Navigation QSC	5,673	102
Qatar International Islamic Bank QSC	3,076	47
Al Meera Consumer Goods Co. QSC	514	23
		5,488
Russia (1.6%)
Sberbank of Russia PJSC	1,141,990	3,913
Lukoil PJSC ADR	49,713	3,566
Gazprom PJSC ADR	518,218	2,324
Tatneft PJSC ADR	29,649	2,044
Rosneft Oil Co. PJSC GDR	141,359	934
MMC Norilsk Nickel PJSC ADR	40,033	691
Surgutneftegas OAO Preference Shares	860,255	477
AK Transneft OAO Preference Shares	182	474
Mobile TeleSystems PJSC ADR	53,983	473
Alrosa PJSC	281,100	438
Gazprom PJSC	189,225	436
Magnit PJSC GDR	25,634	420
LUKOIL PJSC	5,705	408
Severstal PJSC GDR	22,020	359
Moscow Exchange MICEX-RTS PJSC	169,045	279
MMC Norilsk Nickel PJSC	1,589	277
Novolipetsk Steel PJSC	85,620	223
Inter RAO UES PJSC	3,343,000	222
Sberbank of Russia PJSC ADR	14,446	203
Magnit PJSC	2,613	173
Polyus PJSC GDR	4,016	142
RusHydro PJSC	12,696,000	138
PhosAgro PJSC GDR	10,445	138
*,^ MegaFon PJSC GDR	14,399	137
Aeroflot PJSC	60,300	119
Magnitogorsk Iron & Steel Works PJSC	157,900	117
Rostelecom PJSC	82,370	93
Tatneft PJSC	5,360	62

Federal Grid Co. Unified Energy System PJSC	19,870,000	54
Tatneft PAO Preference Shares	6,510	50
Sistema PJSFC	270,400	39
LSR Group PJSC GDR	14,090	35
ROSSETI PJSC	2,214,653	27
Unipro PJSC	369,000	16
Severstal PJSC	680	11
		19,512
Singapore (1.3%)
DBS Group Holdings Ltd.	209,078	4,114
Oversea-Chinese Banking Corp. Ltd.	380,300	3,240
United Overseas Bank Ltd.	149,100	2,965
Singapore Telecommunications Ltd.	866,088	2,044
Keppel Corp. Ltd.	169,800	858
Singapore Exchange Ltd.	99,971	547
Singapore Technologies Engineering Ltd.	186,000	468
ComfortDelGro Corp. Ltd.	257,500	445
Singapore Press Holdings Ltd.	181,600	389
SATS Ltd.	65,000	248
Golden Agri-Resources Ltd.	800,100	165
Hutchison Port Holdings Trust	474,900	121
Frasers Property Ltd.	59,700	74
StarHub Ltd.	51,700	65
M1 Ltd.	32,800	40
SIA Engineering Co. Ltd.	7,500	16
Singapore Airlines Ltd.	800	6
		15,805
South Africa (1.5%)
Sasol Ltd.	63,941	2,520
Standard Bank Group Ltd.	147,504	2,281
FirstRand Ltd.	369,191	1,940
MTN Group Ltd.	205,952	1,792
Sanlam Ltd.	198,270	1,150
Absa Group Ltd.	79,729	1,039
Vodacom Group Ltd.	71,711	764
Nedbank Group Ltd.	26,299	544
RMB Holdings Ltd.	79,946	500
Woolworths Holdings Ltd.	113,879	442
SPAR Group Ltd.	24,693	360
NEPI Rockcastle plc	36,456	338
AVI Ltd.	40,102	333
Foschini Group Ltd.	24,999	326
Imperial Holdings Ltd.	19,993	324
Netcare Ltd.	155,695	319
Life Healthcare Group Holdings Ltd.	173,098	316
Truworths International Ltd.	50,371	313
Exxaro Resources Ltd.	26,191	258
Rand Merchant Investment Holdings Ltd.	68,857	208
Investec Ltd.	28,706	207
MMI Holdings Ltd.	126,499	163
Kumba Iron Ore Ltd.	6,718	149
Coronation Fund Managers Ltd.	31,840	144
Telkom SA SOC Ltd.	36,181	139
JSE Ltd.	10,438	132
Liberty Holdings Ltd.	15,038	132
Santam Ltd.	5,630	129

African Rainbow Minerals Ltd.	14,196	122
Sibanye Gold Ltd.	198,790	122
Tsogo Sun Holdings Ltd.	69,630	114
Tongaat Hulett Ltd.	13,671	88
Reunert Ltd.	12,279	76
MAS Real Estate Inc.	48,064	72
AECI Ltd.	8,576	69
Assore Ltd.	2,897	60
Bidvest Group Ltd.	518	7
Mr Price Group Ltd.	373	7
Oceana Group Ltd.	956	6
Barloworld Ltd.	374	4
		18,009
South Korea (1.3%)
Samsung Electronics Co. Ltd. Preference Shares	94,743	3,253
Shinhan Financial Group Co. Ltd.	52,524	2,049
Hana Financial Group Inc.	38,208	1,536
KT&G Corp.	12,347	1,221
SK Innovation Co. Ltd.	6,804	1,208
Woori Bank	57,205	865
SK Telecom Co. Ltd. ADR	24,068	597
Korea Electric Power Corp. ADR	38,238	561
Coway Co. Ltd.	6,066	509
S-Oil Corp.	4,608	484
Industrial Bank of Korea	30,917	433
LG Uplus Corp.	24,903	343
DB Insurance Co. Ltd.	5,852	337
Korea Electric Power Corp.	10,962	326
Kangwon Land Inc.	11,260	261
Hyundai Marine & Fire Insurance Co. Ltd.	6,085	200
NH Investment & Securities Co. Ltd.	13,685	160
DGB Financial Group Inc.	14,680	123
Cheil Worldwide Inc.	6,277	113
Samsung Card Co. Ltd.	2,688	85
* Hyosung TNC Co. Ltd.	305	61
Hite Jinro Co. Ltd.	3,169	52
* Hyosung Advanced Materials Corp.	316	48
Doosan Corp.	454	42
Hyosung Corp.	974	39
BGF Co. Ltd.	4,008	34
* Hyosung Chemical Corp.	225	34
* Hyosung Heavy Industries Corp.	657	31
		15,005
Spain (3.4%)
Banco Santander SA	1,855,979	10,427
Banco Bilbao Vizcaya Argentaria SA	772,621	5,660
Iberdrola SA	712,444	5,539
Telefonica SA	523,090	4,700
Repsol SA	139,425	2,765
CaixaBank SA	418,410	1,925
ACS Actividades de Construccion y Servicios SA	29,295	1,284
Ferrovial SA	55,550	1,147
Banco de Sabadell SA	657,024	1,094
Red Electrica Corp. SA	49,235	1,044
Naturgy Energy Group SA	35,819	970
Endesa SA	37,014	856

Bankinter SA	79,508	767
Enagas SA	27,244	762
Bankia SA	139,642	549
Mapfre SA	114,321	359
Acerinox SA	20,974	303
^ Acciona SA	2,773	238
Zardoya Otis SA	18,336	175
Mediaset Espana Comunicacion SA	20,585	162
Distribuidora Internacional de Alimentacion SA	55,596	124
		40,850
Sweden (1.5%)
Nordea Bank AB	369,918	3,932
Swedbank AB Class A	115,185	2,724
Investor AB Class B	52,153	2,272
Svenska Handelsbanken AB Class A	175,043	2,162
Skandinaviska Enskilda Banken AB Class A	163,971	1,753
^ Hennes & Mauritz AB Class B	101,450	1,580
Telia Co. AB	312,220	1,502
SKF AB	43,308	889
Skanska AB Class B	41,047	772
Tele2 AB	39,661	532
^ ICA Gruppen AB	9,530	316
Industrivarden AB	964	20
Svenska Handelsbanken AB Class B	987	12
Kinnevik AB	321	11
		18,477
Switzerland (9.0%)
Nestle SA	354,568	28,895
Novartis AG	251,551	21,111
Roche Holding AG	80,768	19,840
UBS Group AG	407,478	6,698
Zurich Insurance Group AG	17,411	5,339
Credit Suisse Group AG	295,616	4,754
ABB Ltd.	206,089	4,731
Swiss Re AG	36,260	3,324
LafargeHolcim Ltd.	54,910	2,800
SGS SA	597	1,556
Swiss Life Holding AG	4,073	1,461
Swisscom AG	2,929	1,375
Adecco Group AG	18,202	1,119
Kuehne & Nagel International AG	5,728	914
Baloise Holding AG	5,471	853
Swiss Prime Site AG	8,545	783
Roche Holding AG (Bearer)	2,854	707
Helvetia Holding AG	901	533
PSP Swiss Property AG	5,261	495
Pargesa Holding SA	4,259	356
Banque Cantonale Vaudoise	293	219
		107,863
Taiwan (5.1%)
Taiwan Semiconductor Manufacturing Co. Ltd.	2,774,200	22,182
Hon Hai Precision Industry Co. Ltd.	1,738,000	4,767
Formosa Plastics Corp.	562,879	2,073
Nan Ya Plastics Corp.	668,000	1,856
Cathay Financial Holding Co. Ltd.	916,908	1,581
Formosa Chemicals & Fibre Corp.	396,000	1,562

Uni-President Enterprises Corp.	557,000	1,473
CTBC Financial Holding Co. Ltd.	2,127,120	1,443
MediaTek Inc.	169,000	1,406
Fubon Financial Holding Co. Ltd.	830,000	1,377
China Steel Corp.	1,429,000	1,168
^ Chunghwa Telecom Co. Ltd. ADR	31,775	1,095
Mega Financial Holding Co. Ltd.	1,223,000	1,089
Catcher Technology Co. Ltd.	85,000	1,047
Delta Electronics Inc.	256,400	894
First Financial Holding Co. Ltd.	1,097,453	755
United Microelectronics Corp. ADR	255,687	716
Asustek Computer Inc.	81,996	707
President Chain Store Corp.	64,000	705
Taiwan Cooperative Financial Holding Co. Ltd.	1,077,000	659
Formosa Petrochemical Corp.	164,000	646
Taiwan Mobile Co. Ltd.	186,000	641
Taiwan Cement Corp.	468,600	603
Yuanta Financial Holding Co. Ltd.	1,276,000	589
Pegatron Corp.	247,000	550
Hua Nan Financial Holdings Co. Ltd.	907,274	544
Taishin Financial Holding Co. Ltd.	1,073,734	527
Quanta Computer Inc.	291,000	504
^ AU Optronics Corp. ADR	110,000	486
Far Eastern New Century Corp.	454,000	485
Far EasTone Telecommunications Co. Ltd.	189,000	449
SinoPac Financial Holdings Co. Ltd.	1,163,374	438
Chunghwa Telecom Co. Ltd.	120,000	416
Globalwafers Co. Ltd.	23,000	389
Asia Cement Corp.	287,000	383
Foxconn Technology Co. Ltd.	138,190	343
Pou Chen Corp.	301,000	331
Cheng Shin Rubber Industry Co. Ltd.	207,994	322
Lite-On Technology Corp.	239,194	314
Compal Electronics Inc.	505,000	314
ASE Technology Holding Co. Ltd.	119,171	305
Novatek Microelectronics Corp.	63,000	305
Eclat Textile Co. Ltd.	25,200	290
Inventec Corp.	336,994	270
Vanguard International Semiconductor Corp.	100,000	256
Synnex Technology International Corp.	170,000	243
Wistron Corp.	301,793	233
Nanya Technology Corp.	90,000	232
Feng TAY Enterprise Co. Ltd.	40,000	231
Realtek Semiconductor Corp.	51,000	206
Teco Electric and Machinery Co. Ltd.	211,000	154
Formosa Taffeta Co. Ltd.	130,000	138
Taiwan Secom Co. Ltd.	36,000	104
Feng Hsin Steel Co. Ltd.	57,000	101
Chicony Electronics Co. Ltd.	42,370	96
United Microelectronics Corp.	166,000	95
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,932	80
Transcend Information Inc.	16,000	41
		61,209
Thailand (0.9%)
PTT PCL	1,645,000	2,535
Siam Cement PCL NVDR	81,800	1,102
Siam Commercial Bank PCL (Local)	246,300	1,037

Advanced Info Service PCL (Local)	128,452	780
PTT Exploration and Production PCL (Local)	160,900	668
PTT Global Chemical PCL	237,099	584
Krung Thai Bank PCL	790,300	452
Intouch Holdings PCL	220,100	372
Charoen Pokphand Foods PCL	439,000	360
Bangkok Bank PCL (Foreign)	54,900	344
Banpu PCL (Local)	476,250	302
Thai Oil PCL	122,300	295
Electricity Generating PCL	29,197	203
IRPC PCL	1,037,800	201
Siam Cement PCL (Foreign)	14,150	191
Land & Houses PCL	436,600	157
Glow Energy PCL	52,900	149
Thai Union Group PCL	280,600	138
Ratchaburi Electricity Generating Holding PCL (Local)	86,400	134
Delta Electronics Thailand PCL	62,400	131
Siam Commercial Bank PCL	30,700	129
Land & Houses PCL NVDR	265,200	96
Siam City Cement PCL (Local)	4,200	30
Banpu PCL	47,250	30
Siam Cement PCL	1,800	24
Intouch Holdings PCL NVDR	10,800	18
Siam City Cement PCL (Foreign)	532	4
		10,466
Turkey (0.2%)
Eregli Demir ve Celik Fabrikalari TAS	172,002	386
Akbank Turk AS	238,697	352
Turkiye Garanti Bankasi AS	241,508	348
Tupras Turkiye Petrol Rafinerileri AS	15,219	334
Turkcell Iletisim Hizmetleri AS	126,358	332
Turkiye Is Bankasi AS	167,372	173
* Turkiye Halk Bankasi AS	61,504	87
TAV Havalimanlari Holding AS	14,218	84
Petkim Petrokimya Holding AS	79,456	72
Ford Otomotiv Sanayi AS	5,624	68
Tofas Turk Otomobil Fabrikasi AS	14,416	67
Turkiye Sise ve Cam Fabrikalari AS	65,366	66
Arcelik AS	24,011	62
Soda Sanayii AS	45,671	59
Enka Insaat ve Sanayi AS	42,026	42
Aygaz AS	2,512	5
Turk Traktor ve Ziraat Makineleri AS	13	—
		2,537
United Arab Emirates (0.7%)
First Abu Dhabi Bank PJSC	1,275,466	4,729
Emirates Telecommunications Group Co. PJSC	205,611	972
Emaar Properties PJSC	570,176	821
Abu Dhabi Commercial Bank PJSC	238,386	459
Dubai Islamic Bank PJSC	193,537	265
Aldar Properties PJSC	464,841	257
Emaar Malls PJSC	276,536	154
Dubai Investments PJSC	246,435	136
DAMAC Properties Dubai Co. PJSC	166,712	106
Air Arabia PJSC	215,052	63
Al Waha Capital PJSC	92,657	46

Dubai Financial Market PJSC	61,957	16
		8,024
United Kingdom (17.3%)
HSBC Holdings plc	2,330,028	22,313
Royal Dutch Shell plc Class A	600,925	20,592
BP plc	2,258,653	16,975
British American Tobacco plc	259,604	14,271
Royal Dutch Shell plc Class B	370,654	12,983
GlaxoSmithKline plc	566,663	11,770
AstraZeneca plc	147,217	11,332
Unilever plc	132,166	7,550
Vodafone Group plc	3,086,958	7,541
Rio Tinto plc	133,230	7,314
Lloyds Banking Group plc	8,327,880	6,826
Glencore plc	1,347,295	5,909
BHP Billiton plc	241,429	5,556
Imperial Brands plc	110,672	4,238
National Grid plc	391,316	4,180
BAE Systems plc	366,332	3,136
Aviva plc	458,423	3,004
BT Group plc	963,451	2,947
Anglo American plc	112,978	2,557
Legal & General Group plc	671,107	2,310
WPP plc	142,269	2,225
SSE plc	116,245	1,905
Centrica plc	657,142	1,284
Standard Life Aberdeen plc	310,169	1,270
Next plc	15,605	1,215
Persimmon plc	35,129	1,143
International Consolidated Airlines Group SA (London Shares)	119,939	1,116
TUI AG	49,356	1,056
RSA Insurance Group plc	119,159	1,008
Kingfisher plc	248,688	967
DS Smith plc	146,028	965
St. James's Place plc	60,718	961
ITV plc	424,998	919
Taylor Wimpey plc	385,653	885
Micro Focus International plc	50,456	823
J Sainsbury plc	185,137	794
Barratt Developments plc	112,752	790
Randgold Resources Ltd.	10,366	768
Marks & Spencer Group plc	189,014	764
Direct Line Insurance Group plc	162,456	733
United Utilities Group plc	76,979	726
Severn Trent plc	27,766	705
G4S plc	191,634	694
Berkeley Group Holdings plc	14,135	692
Meggitt plc	91,543	685
Royal Mail plc	106,414	655
John Wood Group plc	76,492	653
Admiral Group plc	22,592	587
Babcock International Group plc	60,018	563
Bellway plc	14,599	558
IMI plc	33,981	553
Investec plc	74,522	539
easyJet plc	24,961	530
RPC Group plc	47,812	511

Pennon Group plc	48,818	482
Inchcape plc	51,449	476
Travis Perkins plc	30,330	476
Tate & Lyle plc	58,026	475
Evraz plc	61,869	451
William Hill plc	103,011	402
Inmarsat plc	51,799	387
Dixons Carphone plc	118,901	276
Polymetal International plc	28,335	247
British American Tobacco plc ADR	4,220	231
Ashmore Group plc	46,413	222
Pearson plc	826	10
*,2 Quilter plc	2,078	4
207,685
United States (0.1%)
ASE Technology Holding Co. Ltd. ADR	160,784	798
Grupo Aval Acciones y Valores SA ADR	7,552	59
857
Total Common Stocks (Cost $1,163,596)	1,194,774
Preferred Stocks (0.0%)
Vedanta Ltd. Pfd. (Cost $—)	100	—
Coupon
Temporary Cash Investments (0.4%)1
Money Market Fund (0.3%)
4,5 Vanguard Market Liquidity Fund	2.145%	34,273	3,427

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.1%)
6	United States Treasury Bill	1.890%	8/9/18	1,000	1,000
6	United States Treasury Bill	2.078%	11/15/18	310	308
United States Treasury Bill	2.093%	12/20/18	500	496
1,804
Total Temporary Cash Investments (Cost $5,230)	5,231
Total Investments (100.0%) (Cost $1,168,826)	1,200,005
Other Assets and Liabilities-Net (0.0%)5	(115)
Net Assets (100%)	1,199,890

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,067,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the aggregate value of these securities was $6,901,000, representing 0.6% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Includes $3,420,000 of collateral received for securities on loan.
6	Securities with a value of $808,000 have been segregated as initial margin for open futures contracts. ADR—American Depositary Receipt.
GDR—Global Depositary Receipt. NVDR—Non-Voting Depository Receipt.

International High Dividend Yield Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	September 2018	61	2,516	62
MSCI Emerging Market Index	September 2018	23	1,261	25
S&P ASX 200 Index	September 2018	9	1,040	27
				114

Unrealized appreciation (depreciation) on open futures contracts, except for S&P ASX 200 Index contracts, is required to be treated as realized gain (loss) for tax purposes. Unrealized appreciation (depreciation) for S&P ASX 200 Index futures contracts is generally treated the same for financial reporting and tax purposes.

Forward Currency Contracts
			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Goldman Sachs International	9/26/18	EUR	7,006	USD	8,172	56
Bank of America, N.A.	9/26/18	EUR	4,061	USD	4,820	(51)
Goldman Sachs International	9/25/18	AUD	1,973	USD	1,457	9
Barclays Bank plc	9/26/18	EUR	51	USD	61	(1)
Bank of America, N.A.	9/26/18	USD	9,163	EUR	7,837	(41)
BNP Paribas	9/26/18	USD	1,160	EUR	984	4
BNP Paribas	9/25/18	USD	456	AUD	616	(1)
						(25)
AUD—Australian dollar.
EUR—Euro.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

International High Dividend Yield Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of July 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	120,000	1,074,394	380
Preferred Stock	—	—	—
Temporary Cash Investments	3,427	1,804	—
Futures Contracts—Assets[1]	17	—	—

International High Dividend Yield Index Fund

Futures Contracts—Liabilities[1]	(1)	—	—
Forward Currency Contracts—Assets	—	69	—
Forward Currency Contracts—Liabilities	—	(94)	—
Total	123,443	1,076,173	380
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. At July 31, 2018, the cost of investment securities for tax purposes was $1,169,836,000. Net unrealized appreciation of investment securities for tax purposes was $30,169,000 consisting of unrealized gains of $76,272,000 on securities that had risen in value since their purchase and $46,103,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard International Dividend Appreciation Index Fund

Schedule of Investments (unaudited)
As of July 31, 2018

		Market
		Value
	Shares	($000)
Common Stocks (99.2%)1
Australia (2.4%)
CSL Ltd.	117,290	17,160
Aristocrat Leisure Ltd.	166,070	3,978
REA Group Ltd.	35,616	2,299
Ramsay Health Care Ltd.	51,409	2,147
Domino's Pizza Enterprises Ltd.	23,851	886
Qube Holdings Ltd.	391,944	755
		27,225
Belgium (0.8%)
UCB SA	50,014	4,300
Sofina SA	9,213	1,670
Ackermans & van Haaren NV	9,133	1,666
Melexis NV	10,259	954
		8,590
Brazil (0.1%)
Ultrapar Participacoes SA	143,600	1,555

Canada (7.3%)
Suncor Energy Inc.	426,401	17,956
Canadian National Railway Co.	193,075	17,235
Canadian Natural Resources Ltd.	317,525	11,668
Imperial Oil Ltd.	215,275	7,372
Franco-Nevada Corp.	48,092	3,528
Saputo Inc.	98,005	3,267
Intact Financial Corp.	34,661	2,644
CCL Industries Inc. Class B	44,225	2,244
Metro Inc.	66,387	2,238
Canadian Tire Corp. Ltd. Class A	16,050	2,186
SNC-Lavalin Group Inc.	44,985	1,992
Methanex Corp.	21,635	1,495
CAE Inc.	69,338	1,444
Finning International Inc.	46,027	1,205
Toromont Industries Ltd.	21,806	1,120
Ritchie Bros Auctioneers Inc.	29,693	988
Empire Co. Ltd.	47,654	983
Atco Ltd.	26,960	827
^ Canadian Western Bank	24,748	694
Stella-Jones Inc.	18,923	632
Cogeco Communications Inc.	10,801	586
Boyd Group Income Fund	4,603	417
Enghouse Systems Ltd.	6,741	402
Richelieu Hardware Ltd.	16,608	359
^ Equitable Group Inc.	6,000	291
Cogeco Inc.	3,974	191
		83,964
China (5.3%)
Tencent Holdings Ltd.	802,708	36,535
China Overseas Land & Investment Ltd.	2,847,000	8,969
China Gas Holdings Ltd.	1,295,400	5,255

Sunny Optical Technology Group Co. Ltd.	284,800	4,724
China Resources Gas Group Ltd.	589,000	2,795
China Everbright International Ltd.	1,222,000	1,491
Sinopharm Group Co. Ltd.	310,800	1,316
China National Accord Medicines Corp. Ltd. Class B	13,200	50
		61,135
Colombia (0.3%)
Grupo de Inversiones Suramericana SA	126,367	1,578
Bancolombia SA ADR	29,521	1,355
Banco Davivienda SA Preference Shares	25,875	320
Bancolombia SA Preference Shares	4,617	53
		3,306
Denmark (1.1%)
Coloplast A/S Class B	51,181	5,582
DSV A/S	48,917	4,098
Novozymes A/S	65,135	3,430
		13,110
Egypt (0.1%)
Eastern Tobacco	75,789	699

Finland (0.2%)
Huhtamaki Oyj	28,477	1,023
Amer Sports Oyj	29,060	932
		1,955
France (9.8%)
L'Oreal SA	145,476	35,550
Hermes International	27,459	17,379
Air Liquide SA	111,700	14,281
Dassault Systemes SE	67,734	10,099
Essilor International Cie Generale d'Optique SA	56,970	8,395
Legrand SA	68,801	5,050
Sodexo SA	39,177	4,340
Sartorius Stedim Biotech	23,928	2,848
^ Eurofins Scientific SE	4,562	2,487
SEB SA	13,004	2,470
Arkema SA	18,583	2,327
Wendel SA	11,993	1,747
Imerys SA	20,663	1,603
Eurazeo SA	19,182	1,483
Rubis SCA	23,990	1,415
LISI	13,650	473
IPSOS	11,788	394
		112,341
Germany (9.3%)
SAP SE	319,411	37,175
Bayer AG	233,183	25,960
Fresenius SE & Co. KGaA	144,155	11,113
Fresenius Medical Care AG & Co. KGaA	79,689	7,774
Henkel AG & Co. KGaA Preference Shares	46,358	5,817
HeidelbergCement AG	51,049	4,336
Merck KGaA	33,400	3,433
Symrise AG	33,637	3,040
Fielmann AG	22,844	1,604
Sartorius AG Preference Shares	9,788	1,591
CTS Eventim AG & Co. KGaA	26,790	1,263

Fuchs Petrolub SE Preference Shares	18,819	1,063
Bechtle AG	10,466	940
AURELIUS Equity Opportunities SE & Co. KGaA	8,951	553
VTG AG	7,133	465
Bertrandt AG	2,393	242
Cewe Stiftung & Co. KGAA	1,761	161
		106,530
Hong Kong (2.2%)
MTR Corp. Ltd.	1,558,500	8,748
Hong Kong & China Gas Co. Ltd.	3,985,256	8,138
Wheelock & Co. Ltd.	525,000	3,727
Techtronic Industries Co. Ltd.	474,000	2,643
Minth Group Ltd.	310,000	1,170
Johnson Electric Holdings Ltd.	221,000	655
		25,081
India (13.5%)
Reliance Industries Ltd.	1,647,122	28,546
Tata Consultancy Services Ltd.	993,954	28,145
HDFC Bank Ltd. ADR	200,690	20,739
Hindustan Unilever Ltd.	561,857	14,206
ITC Ltd.	3,171,597	13,785
Housing Development Finance Corp. Ltd.	428,394	12,475
Infosys Ltd. ADR	552,956	11,159
Larsen & Toubro Ltd.	364,615	6,935
Asian Paints Ltd.	248,351	5,263
IndusInd Bank Ltd.	155,196	4,525
Yes Bank Ltd.	594,190	3,197
Pidilite Industries Ltd.	131,448	2,156
Page Industries Ltd.	2,868	1,217
LIC Housing Finance Ltd.	144,112	1,114
Info Edge India Ltd.	30,814	614
Reliance Infrastructure Ltd.	81,239	474
Kajaria Ceramics Ltd.	56,939	369
Infosys Ltd.	15,272	303
		155,222
Ireland (0.7%)
Kerry Group plc Class A	45,359	4,817
Kingspan Group plc	46,286	2,149
^ Glanbia plc	81,605	1,343
^ Total Produce plc	90,535	235
		8,544
Israel (0.0%)
Alony Hetz Properties & Investments Ltd.	38,116	375

Italy (0.2%)
DiaSorin SPA	15,183	1,629
Reply SPA	9,422	636
		2,265
Japan (11.4%)
Nippon Telegraph & Telephone Corp.	544,756	25,197
Seven & i Holdings Co. Ltd.	229,800	9,385
Bridgestone Corp.	196,400	7,747
Suzuki Motor Corp.	127,400	7,493
Asahi Group Holdings Ltd.	125,600	6,105
Sysmex Corp.	54,200	5,140

Unicharm Corp.	160,100	4,876
Nitori Holdings Co. Ltd.	29,688	4,474
West Japan Railway Co.	50,800	3,551
Daito Trust Construction Co. Ltd.	20,100	3,368
Yakult Honsha Co. Ltd.	45,300	3,267
M3 Inc.	83,400	3,180
Sekisui Chemical Co. Ltd.	132,200	2,366
Pola Orbis Holdings Inc.	59,700	2,313
Shimadzu Corp.	75,900	2,164
Hikari Tsushin Inc.	12,300	2,067
Otsuka Corp.	49,800	1,942
Don Quijote Holdings Co. Ltd.	41,500	1,940
Kobayashi Pharmaceutical Co. Ltd.	21,800	1,820
MonotaRO Co. Ltd.	31,900	1,607
Tokyo Century Corp.	29,100	1,590
Alfresa Holdings Corp.	66,000	1,580
Tsuruha Holdings Inc.	12,500	1,538
Mitsubishi UFJ Lease & Finance Co. Ltd.	231,600	1,405
Sundrug Co. Ltd.	31,100	1,246
Rinnai Corp.	13,300	1,152
Nihon M&A Center Inc.	42,200	1,126
GMO Payment Gateway Inc.	9,800	1,104
Nomura Real Estate Holdings Inc.	49,300	1,076
Relo Group Inc.	38,400	1,040
Shimamura Co. Ltd.	9,500	889
Kurita Water Industries Ltd.	30,000	877
PALTAC Corp.	16,400	867
Hitachi Capital Corp.	31,700	847
TS Tech Co. Ltd.	18,200	751
NHK Spring Co. Ltd.	68,100	681
Kaken Pharmaceutical Co. Ltd.	11,800	612
Koei Tecmo Holdings Co. Ltd.	28,700	588
Ci:z Holdings Co. Ltd.	12,800	568
Glory Ltd.	18,700	550
Kissei Pharmaceutical Co. Ltd.	18,800	529
Yaoko Co. Ltd.	9,900	513
Aeon Delight Co. Ltd.	13,900	509
SHO-BOND Holdings Co. Ltd.	6,842	479
Fuyo General Lease Co. Ltd.	7,300	456
Miraca Holdings Inc.	15,100	439
Tokyo Ohka Kogyo Co. Ltd.	11,400	414
Modec Inc.	14,800	414
Milbon Co. Ltd.	8,300	410
Tokyo Seimitsu Co. Ltd.	11,100	377
San-A Co. Ltd.	8,000	368
Keihin Corp.	16,700	345
Starts Corp. Inc.	14,000	325
Tosho Co. Ltd.	9,000	321
Senko Group Holdings Co. Ltd.	39,500	311
Siix Corp.	13,200	302
NEC Networks & System Integration Corp.	12,300	296
Kyokuto Kaihatsu Kogyo Co. Ltd.	17,700	290
Nichicon Corp.	22,600	284
Fukushima Industries Corp.	5,700	281
Valor Holdings Co. Ltd.	12,900	277
Elecom Co. Ltd.	10,800	257
Nippon Parking Development Co. Ltd.	161,300	255

Sato Holdings Corp.	8,700	255
Belc Co. Ltd.	5,100	245
Musashi Seimitsu Industry Co. Ltd.	7,000	238
Ricoh Leasing Co. Ltd.	7,100	232
Sekisui Jushi Corp.	12,600	227
G-Tekt Corp.	12,900	224
Takara Leben Co. Ltd.	61,400	209
Hamakyorex Co. Ltd.	4,500	156
Hiday Hidaka Corp.	7,120	152
Yellow Hat Ltd.	5,100	148
Meiko Network Japan Co. Ltd.	10,300	104
F@N Communications Inc.	15,200	95
Sanoh Industrial Co. Ltd.	10,900	71
		130,897
Mexico (1.1%)
America Movil SAB de CV	11,611,380	9,949
Grupo Financiero Inbursa SAB de CV	1,717,905	2,830
		12,779
Morocco (0.2%)
Attijariwafa Bank	52,462	2,627

Netherlands (4.9%)
Unilever NV	447,943	25,842
ASML Holding NV	112,292	24,050
RELX NV	259,967	5,654
Aalberts Industries NV	28,531	1,293
		56,839
New Zealand (0.2%)
Ryman Healthcare Ltd.	134,724	1,118
Port of Tauranga Ltd.	184,604	627
Mainfreight Ltd.	26,117	493
		2,238
Norway (0.1%)
Tomra Systems ASA	40,016	826

Philippines (0.8%)
SM Investments Corp.	311,820	5,588
Jollibee Foods Corp.	295,369	1,503
International Container Terminal Services Inc.	504,920	847
Metro Pacific Investments Corp.	7,850,600	697
Manila Water Co. Inc.	464,500	232
		8,867
Russia (1.0%)
Novatek PJSC	790,630	11,707

South Africa (3.8%)
Naspers Ltd.	114,124	28,094
Sanlam Ltd.	565,367	3,278
Shoprite Holdings Ltd.	154,778	2,560
Remgro Ltd.	136,887	2,260
Capitec Bank Holdings Ltd.	29,657	2,142
Discovery Ltd.	166,051	2,140
Mr Price Group Ltd.	66,162	1,180
PSG Group Ltd.	58,515	1,034
Barloworld Ltd.	53,302	513

Hosken Consolidated Investments Ltd.	22,857	243
Blue Label Telecoms Ltd.	250,487	175
		43,619
South Korea (0.4%)
SK Holdings Co. Ltd.	18,243	4,300
LEENO Industrial Inc.	3,411	204
Hansae Co. Ltd.	12,965	194
		4,698
Spain (0.3%)
Grupo Catalana Occidente SA	31,348	1,338
Viscofan SA	12,639	872
Vidrala SA	6,514	624
Miquel y Costas & Miquel SA	6,639	246
		3,080
Sweden (1.0%)
Investor AB Class B	116,434	5,072
Trelleborg AB Class B	62,169	1,294
AAK AB	68,196	1,106
^ Intrum AB	32,632	878
Hufvudstaden AB Class A	54,877	849
Loomis AB Class B	19,654	617
Atrium Ljungberg AB	34,662	602
Wihlborgs Fastigheter AB	43,734	520
		10,938
Switzerland (8.2%)
Nestle SA	557,245	45,412
ABB Ltd.	562,487	12,912
Cie Financiere Richemont SA	135,743	11,888
Givaudan SA	2,393	5,601
Partners Group Holding AG	6,896	5,233
Geberit AG	9,504	4,232
EMS-Chemie Holding AG	6,014	3,857
Vifor Pharma AG	17,584	3,326
Chocoladefabriken Lindt & Spruengli AG	268	1,848
Implenia AG	4,272	338
		94,647
Taiwan (0.2%)
E.Sun Financial Holding Co. Ltd.	2,714,707	1,895
Grape King Bio Ltd.	32,000	246
		2,141
Turkey (0.2%)
Enka Insaat ve Sanayi AS	1,291,089	1,281
BIM Birlesik Magazalar AS	82,750	1,189
		2,470
United Kingdom (12.0%)
Diageo plc	640,772	23,508
Prudential plc	672,016	15,855
Shire plc	235,902	13,436
Compass Group plc	411,483	8,851
Associated British Foods plc	206,115	6,636
RELX plc	275,697	6,007
Experian plc	238,121	5,846
Ashtead Group plc	128,150	3,934
Intertek Group plc	41,905	3,233
InterContinental Hotels Group plc	48,914	3,019

Burberry Group plc	109,153	3,015
Mondi plc	95,375	2,622
Bunzl plc	86,809	2,579
Johnson Matthey plc	50,207	2,474
Whitbread plc	47,930	2,462
Croda International plc	34,259	2,311
St. James's Place plc	138,909	2,198
Micro Focus International plc	114,040	1,861
JD Sports Fashion plc	267,338	1,641
Meggitt plc	206,303	1,543
Rightmove plc	23,558	1,505
AVEVA Group plc	40,927	1,412
Hikma Pharmaceuticals plc	64,393	1,386
Renishaw plc	19,243	1,382
Abcam plc	57,972	1,124
IMI plc	68,759	1,119
RPC Group plc	102,297	1,094
Travis Perkins plc	66,675	1,046
Jardine Lloyd Thompson Group plc	55,604	1,028
Dechra Pharmaceuticals plc	25,573	1,001
IWG plc	242,657	966
Spectris plc	30,380	923
Victrex plc	21,773	902
WH Smith plc	26,842	678
Genus plc	17,627	664
Bodycote plc	48,257	634
Grafton Group plc	59,327	595
Synthomer plc	85,394	593
Moneysupermarket.com Group plc	136,845	564
Cranswick plc	12,606	542
Domino's Pizza Group plc	120,480	499
QinetiQ Group plc	140,034	498
Diploma plc	27,633	477
Senior plc	106,438	443
Rathbone Brothers plc	12,623	407
Paragon Banking Group plc	62,174	406
Savills plc	33,817	393
Hill & Smith Holdings plc	18,739	370
Ted Baker plc	11,005	319
EMIS Group plc	26,482	317
PZ Cussons plc	103,679	316
Robert Walters plc	30,038	294
St. Modwen Properties plc	54,369	289
AG Barr plc	30,413	270
Clarkson plc	7,489	250
Treatt plc	14,512	89
Xaar plc	14,628	49
		137,875
United States (0.1%)
Autoliv Inc.	17,137	1,750
Total Common Stocks (Cost $1,049,210)		1,139,895

		Coupon
Temporary Cash Investments (1.0%)1
Money Market Fund (0.9%)
2,3 Vanguard Market Liquidity Fund		2.145%		100,991	10,099

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4	United States Treasury Bill	1.934%	8/9/18	1,100	1,100
4	United States Treasury Bill	1.890%	10/11/18	400	398
					1,498
Total Temporary Cash Investments (Cost $11,597)					11,597
Total Investments (100.2%) (Cost $1,060,807)					1,151,492
Other Assets and Liabilities-Net (-0.2%)3					(2,639)
Net Assets (100%)					1,148,853

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,991,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $3,204,000 of collateral received for securities on loan.
4 Securities with a value of $998,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	September 2018	110	4,537	51
MSCI Emerging Market Index	September 2018	56	3,070	(54)
Topix Index	September 2018	10	1,562	(26)
				(29)

Unrealized appreciation (depreciation) on open futures contracts, except for Topix Index, is required to be treated as realized gain (loss) for tax purposes. Unrealized appreciation (depreciation) for Topix Index futures contracts is generally treated the same for financial reporting and tax purposes.

Forward Currency Contracts
Contract Amount (000)

						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Bank of America, N.A.	9/26/18	EUR	1,939	USD	2,303	(26)
BNP Paribas	9/26/18	EUR	1,806	USD	2,113	8
BNP Paribas	9/19/18	JPY	107,220	USD	976	(13)
Bank of America, N.A.	9/19/18	JPY	88,691	USD	815	(19)
Barclays Bank plc	9/26/18	EUR	516	USD	608	(3)
Barclays Bank plc	9/19/18	JPY	17,740	USD	163	(3)
Goldman Sachs International	9/26/18	USD	274	EUR	235	(1)
Bank of America, N.A.	9/26/18	USD	243	EUR	206	1
Bank of America, N.A.	9/19/18	USD	156	JPY	17,205	2
Goldman Sachs International	9/19/18	USD	153	JPY	16,910	2
						(52)
EUR—Euro.
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of July 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	101,604	1,750	—
Common Stocks—Other	31,898	1,004,643	—
Temporary Cash Investments	10,099	1,498	—
Futures Contracts—Assets[1]	34	—	—
Futures Contracts—Liabilities[1]	(16)	—	—
Forward Currency Contracts—Assets	—	13	—
Forward Currency Contracts—Liabilities	—	(65)	—
Total	143,619	1,007,839	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. At July 31, 2018, the cost of investment securities for tax purposes was $1,061,449,000. Net unrealized appreciation of investment securities for tax purposes was $90,043,000, consisting of unrealized gains of $116,614,000 on securities that had risen in value since their purchase and $26,571,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WHITEHALL FUNDS

/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: September 13, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WHITEHALL FUNDS

/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: September 13, 2018

VANGUARD WHITEHALL FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: September 13, 2018

* By:/s/ ANNE E. ROBINSON

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548, Incorporated by Reference.